UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic BlackRock Allocation Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio Class II

Global Atlantic BlackRock Disciplined Core Portfolio Class I

Global Atlantic BlackRock Disciplined Core Portfolio Class II

Global Atlantic BlackRock Disciplined Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Growth Portfolio Class II

Global Atlantic BlackRock Disciplined International Core Portfolio Class I

Global Atlantic BlackRock Disciplined International Core Portfolio Class II

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II

Global Atlantic BlackRock Disciplined Value Portfolio Class I

Global Atlantic BlackRock Disciplined Value Portfolio Class II

Global Atlantic BlackRock High Yield Portfolio Class I

Global Atlantic BlackRock High Yield Portfolio Class II

Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$18	0.34%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$56,929,689
Total number of portfolio holdings	16
Period portfolio turnover rate	46%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	64.4%
Exchange Traded Funds - Debt Funds	34.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Allocation Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$30	0.59%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$56,929,689
Total number of portfolio holdings	16
Period portfolio turnover rate	46%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	64.4%
Exchange Traded Funds - Debt Funds	34.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$28	0.51%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$634,760,091
Total number of portfolio holdings	205
Period portfolio turnover rate	53%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Communications	15.5%
Common Stocks - Financial	12.1%
Common Stocks - Industrial	9.0%
Common Stocks - Other	13.0%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$41	0.76%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$634,760,091
Total number of portfolio holdings	205
Period portfolio turnover rate	53%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Communications	15.5%
Common Stocks - Financial	12.1%
Common Stocks - Industrial	9.0%
Common Stocks - Other	13.0%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.50%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$100,529,265
Total number of portfolio holdings	122
Period portfolio turnover rate	94%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	47.3%
Common Stocks - Communications	20.2%
Common Stocks - Consumer, Non-cyclical	12.6%
Common Stocks - Consumer, Cyclical	7.7%
Common Stocks - Financial	5.3%
Common Stocks - Other	5.0%
Short-Term Investments	2.1%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$41	0.75%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$100,529,265
Total number of portfolio holdings	122
Period portfolio turnover rate	94%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	47.3%
Common Stocks - Communications	20.2%
Common Stocks - Consumer, Non-cyclical	12.6%
Common Stocks - Consumer, Cyclical	7.7%
Common Stocks - Financial	5.3%
Common Stocks - Other	5.0%
Short-Term Investments	2.1%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$41	0.79%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$136,324,119
Total number of portfolio holdings	642
Period portfolio turnover rate	23%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
Japan	14.9%
United States	14.1%
United Kingdom	7.9%
Canada	7.4%
France	5.8%
Germany	5.8%
Switzerland	5.8%
China	5.1%
Other Country	31.9%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$53	1.04%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$136,324,119
Total number of portfolio holdings	642
Period portfolio turnover rate	23%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
Japan	14.9%
United States	14.1%
United Kingdom	7.9%
Canada	7.4%
France	5.8%
Germany	5.8%
Switzerland	5.8%
China	5.1%
Other Country	31.9%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.67%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$258,237,746
Total number of portfolio holdings	279
Period portfolio turnover rate	73%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	25.7%
Common Stocks - Consumer, Non-cyclical	23.6%
Common Stocks - Consumer, Cyclical	16.5%
Common Stocks - Industrial	12.0%
Common Stocks - Financial	8.7%
Common Stocks - Other	12.0%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$48	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$258,237,746
Total number of portfolio holdings	279
Period portfolio turnover rate	73%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	25.7%
Common Stocks - Consumer, Non-cyclical	23.6%
Common Stocks - Consumer, Cyclical	16.5%
Common Stocks - Industrial	12.0%
Common Stocks - Financial	8.7%
Common Stocks - Other	12.0%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	0.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$30	0.58%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$228,467,759
Total number of portfolio holdings	275
Period portfolio turnover rate	57%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	23.9%
Common Stocks - Financial	23.7%
Common Stocks - Industrial	13.9%
Common Stocks - Consumer, Cyclical	8.7%
Common Stocks - Technology	8.5%
Common Stocks - Other	19.9%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$43	0.83%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$228,467,759
Total number of portfolio holdings	275
Period portfolio turnover rate	57%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	23.9%
Common Stocks - Financial	23.7%
Common Stocks - Industrial	13.9%
Common Stocks - Consumer, Cyclical	8.7%
Common Stocks - Technology	8.5%
Common Stocks - Other	19.9%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$32	0.63%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$48,152,614
Total number of portfolio holdings	301
Period portfolio turnover rate	41%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Energy	22.2%
Corporate Bonds and Notes - Financial	19.9%
Corporate Bonds and Notes - Consumer, Cyclical	13.9%
Corporate Bonds and Notes - Communications	13.6%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.8%
Corporate Bonds and Notes - Other	18.0%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$45	0.89%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$48,152,614
Total number of portfolio holdings	301
Period portfolio turnover rate	41%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Energy	22.2%
Corporate Bonds and Notes - Financial	19.9%
Corporate Bonds and Notes - Consumer, Cyclical	13.9%
Corporate Bonds and Notes - Communications	13.6%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.8%
Corporate Bonds and Notes - Other	18.0%
Short-Term Investments	0.4%
Other Assets Less Liabilities - Net	1.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2024

This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$24	0.49%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$58,013,091
Total number of portfolio holdings	417
Period portfolio turnover rate	39%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	41.4%
Agency Mortgage Backed Securities	28.6%
Asset Backed and Commercial Backed Securities	23.6%
U.S. Treasury Securities and Agency Bonds	1.9%
Other Investments	1.1%
Sovereign Debts	1.0%
Other Assets Less Liabilities - Net	2.4%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements

June 30, 2024

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of June 30, 2024, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Table of Contents

Financial Statements

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.0%
DEBT FUNDS - 34.6%
iShares 20+ Year Treasury Bond ETF	17,938	$1,646,350
iShares Core Total USD Bond Market ETF	308,781	13,963,077
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,213	638,206
iShares MBS ETF	37,466	3,439,753
TOTAL DEBT FUNDS		19,687,386
EQUITY FUNDS - 64.4%
iShares Core MSCI Emerging Markets ETF	19,919	1,066,264
iShares Core S&P 500 ETF	20,054	10,974,150
iShares MSCI EAFE Growth ETF	36,952	3,780,190
iShares MSCI EAFE Value ETF	32,298	1,713,086
iShares MSCI Emerging Markets ex China ETF	23,489	1,390,549
iShares MSCI USA Momentum Factor ETF	7,982	1,555,452
iShares MSCI USA Quality Factor ETF	36,536	6,238,887
iShares S&P 500 Growth ETF	53,470	4,948,114
iShares S&P 500 Value ETF	13,853	2,521,385
iShares U.S. Infrastructure ETF	13,507	568,915
	Shares/ Principal	Fair Value
EQUITY FUNDS - 64.4% (Continued)
iShares U.S. Technology ETF	12,555	$1,889,528
TOTAL EQUITY FUNDS		36,646,520
TOTAL EXCHANGE TRADED FUNDS (Cost - $48,534,668)		56,333,906
SHORT-TERM INVESTMENTS - 0.9%
MONEY MARKET FUNDS - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a) (Cost - $534,282)	534,282	534,282
TOTAL SHORT-TERM INVESTMENTS (Cost - $534,282)		534,282
TOTAL INVESTMENTS - 99.9% (Cost - $49,068,950)		$56,868,188
OTHER ASSETS LESS LIABILITIES - NET 0.1%		61,501
TOTAL NET ASSETS - 100.0%		$56,929,689

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.6%
General Electric Co.	1,180	$187,585
HEICO Corp., Class A	2,690	477,529
Lockheed Martin Corp.	16,287	7,607,658
Northrop Grumman Corp.	3,192	1,391,552
Textron, Inc.	9,619	825,887
		10,490,211
AIR FREIGHT & LOGISTICS - 0.5%
Expeditors International of Washington, Inc.	24,869	3,103,403
AUTOMOBILE COMPONENTS - 0.1%
Lear Corp.	7,719	881,587
AUTOMOBILES - 1.0%
Ford Motor Co.	80,055	1,003,890
General Motors Co.	31,811	1,477,939
Li Auto, Inc., ADR*	4,704	84,107
Tesla, Inc.*	19,082	3,775,946
		6,341,882
BANKS - 1.9%
Citigroup, Inc.	11,776	747,305
Citizens Financial Group, Inc.	45,609	1,643,292
Grupo Financiero Galicia SA, ADR*	1,888	57,697
JPMorgan Chase & Co.	37,641	7,613,269
KeyCorp	142,174	2,020,293
Valley National Bancorp	9,879	68,955
		12,150,811
BEVERAGES - 0.8%
Coca-Cola Co. (The)	10,309	656,168
Monster Beverage Corp.*	37,652	1,880,717
PepsiCo, Inc.	14,945	2,464,879
		5,001,764
BIOTECHNOLOGY - 3.0%
AbbVie, Inc.	6,400	1,097,728
Amgen, Inc.	6,155	1,923,130
Biogen, Inc.*	3,601	834,784
Exelixis, Inc.*	13,125	294,919
Gilead Sciences, Inc.	114,709	7,870,184
Incyte Corp.*	52,159	3,161,879
Neurocrine Biosciences, Inc.*	11,417	1,571,778
Regeneron Pharmaceuticals, Inc.*	736	773,558
Sarepta Therapeutics, Inc.*	580	91,640
United Therapeutics Corp.*	4,008	1,276,748
		18,896,348
BROADLINE RETAIL - 4.9%
Amazon.com, Inc.*	159,989	30,917,874
MINISO Group Holding Ltd., ADR	3,552	67,737
		30,985,611
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.3%
Advanced Drainage Systems, Inc.	3,682	$590,556
Builders FirstSource, Inc.*	7,664	1,060,774
UFP Industries, Inc.	2,689	301,168
		1,952,498
CAPITAL MARKETS - 1.9%
CME Group, Inc.	268	52,689
Franklin Resources, Inc.	24,095	538,523
Invesco Ltd.	204,524	3,059,679
Morgan Stanley	7,604	739,033
MSCI, Inc.	1,478	712,026
Nasdaq, Inc.	51,406	3,097,726
S&P Global, Inc.	8,438	3,763,348
State Street Corp.	4,033	298,442
		12,261,466
CHEMICALS - 0.4%
Cabot Corp.	1,590	146,105
Corteva, Inc.	8,436	455,038
Dow, Inc.	2,144	113,739
Huntsman Corp.	14,538	331,030
PPG Industries, Inc.	3,879	488,327
Sherwin-Williams Co. (The)	2,808	837,992
		2,372,231
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Cintas Corp.	6,508	4,557,292
Waste Connections, Inc.	5,945	1,042,515
Waste Management, Inc.	26,397	5,631,536
		11,231,343
COMMUNICATIONS EQUIPMENT - 0.5%
Arista Networks, Inc.*	1,908	668,716
Juniper Networks, Inc.	4,395	160,242
Motorola Solutions, Inc.	6,328	2,442,924
		3,271,882
CONSTRUCTION & ENGINEERING - 0.6%
AECOM	14,877	1,311,259
EMCOR Group, Inc.	3,462	1,263,907
MasTec, Inc.*	6,548	700,570
Quanta Services, Inc.	1,217	309,228
		3,584,964
CONSUMER FINANCE - 0.3%
American Express Co.	2,159	499,916
OneMain Holdings, Inc.	28,249	1,369,794
		1,869,710
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Costco Wholesale Corp.	8,592	7,303,114
Kroger Co. (The)	46,755	2,334,477

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8% (Continued)
Target Corp.	1,183	$175,132
Walmart, Inc.	20,344	1,377,492
		11,190,215
CONTAINERS & PACKAGING - 0.1%
Packaging Corp. of America	1,879	343,030
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T, Inc.	101,693	1,943,353
ELECTRIC UTILITIES - 0.8%
Exelon Corp.	86,093	2,979,679
OGE Energy Corp.	53,951	1,926,051
Portland General Electric Co.	8,255	356,946
		5,262,676
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	3,608	601,490
Eaton Corp. PLC	18,090	5,672,119
		6,273,609
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Avnet, Inc.	1,103	56,794
Flex Ltd.*	40,211	1,185,822
TE Connectivity Ltd.	49,598	7,461,027
		8,703,643
ENERGY EQUIPMENT & SERVICES - 0.6%
Baker Hughes Co.	27,348	961,829
Halliburton Co.	7,942	268,281
Schlumberger NV	58,389	2,754,793
		3,984,903
ENTERTAINMENT - 0.7%
Netflix, Inc.*	5,117	3,453,361
Sea Ltd., ADR*	3,364	240,257
Spotify Technology SA*	1,954	613,146
		4,306,764
FINANCIAL SERVICES - 5.0%
Berkshire Hathaway, Inc., Class B*	23,359	9,502,441
Euronet Worldwide, Inc.*	2,164	223,974
Mastercard, Inc., Class A	26,345	11,622,360
Visa, Inc., Class A	40,120	10,530,297
		31,879,072
FOOD PRODUCTS - 0.3%
Mondelez International, Inc., Class A	26,656	1,744,368
Tyson Foods, Inc., Class A	3,219	183,934
		1,928,302
	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 0.6%
CSX Corp.	14,446	$483,219
Old Dominion Freight Line, Inc.	5,933	1,047,768
Uber Technologies, Inc.*	29,071	2,112,880
		3,643,867
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Becton Dickinson & Co.	6,960	1,626,622
Dexcom, Inc.*	7,038	797,968
Medtronic PLC	69,590	5,477,429
Stryker Corp.	13,415	4,564,454
		12,466,473
HEALTH CARE PROVIDERS & SERVICES - 2.8%
Cardinal Health, Inc.	20,495	2,015,068
Centene Corp.*	34,604	2,294,245
Cigna Corp. (The)	4,171	1,378,807
CVS Health Corp.	6,309	372,610
Elevance Health, Inc.	2,247	1,217,559
HCA Healthcare, Inc.	2,561	822,798
Labcorp Holdings, Inc.	4,309	876,925
McKesson Corp.	312	182,221
Quest Diagnostics, Inc.	3,627	496,464
UnitedHealth Group, Inc.	15,442	7,863,993
		17,520,690
HOTELS, RESTAURANTS & LEISURE - 1.1%
Airbnb, Inc., Class A*	374	56,710
Booking Holdings, Inc.	484	1,917,366
Boyd Gaming Corp.	2	110
Carnival Corp.*	27,439	513,658
Chipotle Mexican Grill, Inc.*	18,957	1,187,656
Darden Restaurants, Inc.	7,526	1,138,834
MGM Resorts International*	34,484	1,532,469
Texas Roadhouse, Inc.	3,124	536,422
		6,883,225
HOUSEHOLD DURABLES - 0.8%
DR Horton, Inc.	26,481	3,731,967
PulteGroup, Inc.	1,384	152,378
Toll Brothers, Inc.	11,093	1,277,692
		5,162,037
HOUSEHOLD PRODUCTS - 2.0%
Clorox Co. (The)	457	62,367
Colgate-Palmolive Co.	24,979	2,423,962
Kimberly-Clark Corp.	46,064	6,366,045
Procter & Gamble Co. (The)	24,215	3,993,538
		12,845,912
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp. (The)	68,329	1,200,541

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
INDUSTRIAL REITS - 0.1%
Prologis, Inc.	7,388	$829,746
INSURANCE - 2.6%
Allstate Corp. (The)	3,344	533,903
Arch Capital Group Ltd.*	5,046	509,091
Globe Life, Inc.	11,792	970,246
Marsh & McLennan Cos., Inc.	38,850	8,186,472
Progressive Corp. (The)	27,523	5,716,802
Travelers Cos., Inc. (The)	3,519	715,554
		16,632,068
INTERACTIVE MEDIA & SERVICES - 7.1%
Alphabet, Inc., Class A	95,701	17,431,937
Alphabet, Inc., Class C	66,727	12,239,067
Baidu, Inc., ADR*	1,086	93,917
Meta Platforms, Inc., Class A	29,196	14,721,207
Snap, Inc., Class A*	28,700	476,707
		44,962,835
IT SERVICES - 0.1%
Accenture PLC, Class A	1,236	375,015
Kyndryl Holdings, Inc.*	5,230	137,601
		512,616
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Thermo Fisher Scientific, Inc.	8,228	4,550,084
MACHINERY - 2.5%
Caterpillar, Inc.	9,005	2,999,565
CNH Industrial NV	138,999	1,408,060
Cummins, Inc.	6,995	1,937,125
Flowserve Corp.	11,125	535,112
Graco, Inc.	1,106	87,684
Oshkosh Corp.	18,107	1,959,177
Otis Worldwide Corp.	16,452	1,583,670
Parker-Hannifin Corp.	10,507	5,314,546
		15,824,939
MEDIA - 1.4%
Comcast Corp., Class A	201,216	7,879,619
Fox Corp., Class A	35,997	1,237,217
Fox Corp., Class B	1,810	57,956
		9,174,792
METALS & MINING - 0.5%
Freeport-McMoRan, Inc.	18,982	922,525
Nucor Corp.	15,473	2,445,972
		3,368,497
MULTI-UTILITIES - 0.7%
Ameren Corp.	10,532	748,930
CMS Energy Corp.	56,232	3,347,491
DTE Energy Co.	4,980	552,830
		4,649,251
	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 2.0%
Chevron Corp.	4,958	$775,530
ConocoPhillips	8,313	950,841
Devon Energy Corp.	47,878	2,269,417
EOG Resources, Inc.	9,810	1,234,785
Exxon Mobil Corp.	49,782	5,730,900
Marathon Petroleum Corp.	10,131	1,757,526
		12,718,999
PAPER & FOREST PRODUCTS - 0.0%†
Louisiana-Pacific Corp.	3,627	298,611
PASSENGER AIRLINES - 0.1%
American Airlines Group, Inc.*	38,815	439,774
United Airlines Holdings, Inc.*	3,359	163,449
		603,223
PHARMACEUTICALS - 4.3%
Bristol-Myers Squibb Co.	84,282	3,500,231
Eli Lilly & Co.	13,110	11,869,532
Johnson & Johnson	9,829	1,436,607
Merck & Co., Inc.	48,784	6,039,459
Pfizer, Inc.	111,107	3,108,774
Zoetis, Inc.	8,733	1,513,953
		27,468,556
PROFESSIONAL SERVICES - 0.0%†
Robert Half, Inc.	997	63,788
RESIDENTIAL REITS - 0.2%
Equity LifeStyle Properties, Inc.	14,897	970,242
RETAIL REITS - 0.3%
Simon Property Group, Inc.	11,463	1,740,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.4%
Advanced Micro Devices, Inc.*	19,958	3,237,387
Applied Materials, Inc.	5,342	1,260,658
Broadcom, Inc.	5,922	9,507,949
Intel Corp.	72,375	2,241,454
Lam Research Corp.	8,360	8,902,146
Micron Technology, Inc.	24,624	3,238,795
Monolithic Power Systems, Inc.	3,574	2,936,684
NVIDIA Corp.	337,540	41,699,692
QUALCOMM, Inc.	28,583	5,693,162
		78,717,927
SOFTWARE - 11.2%
Adobe, Inc.*	6,249	3,471,569
Atlassian Corp., Class A*	6,408	1,133,447
Crowdstrike Holdings, Inc., Class A*	2,699	1,034,230
Dropbox, Inc., Class A*	33,462	751,891
Fortinet, Inc.*	34,106	2,055,569

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
SOFTWARE - 11.2% (Continued)
HubSpot, Inc.*	193	$113,829
Manhattan Associates, Inc.*	8,715	2,149,816
Microsoft Corp.	114,100	50,996,995
Salesforce, Inc.	16,166	4,156,279
ServiceNow, Inc.*	6,586	5,181,009
		71,044,634
SPECIALIZED REITS - 0.5%
Equinix, Inc.	2,929	2,216,081
Lamar Advertising Co., Class A	2,930	350,223
SBA Communications Corp.	3,060	600,678
Weyerhaeuser Co.	3,774	107,144
		3,274,126
SPECIALTY RETAIL - 2.4%
Dick's Sporting Goods, Inc.	1,912	410,793
Home Depot, Inc. (The)	30,751	10,585,724
O'Reilly Automotive, Inc.*	778	821,615
Penske Automotive Group, Inc.	3,141	468,072
Ross Stores, Inc.	13,428	1,951,357
TJX Cos., Inc. (The)	9,005	991,450
		15,229,011
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.3%
Apple, Inc.	218,712	46,065,121
NetApp, Inc.	1,642	211,490
		46,276,611
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	37,383	2,817,557
	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Watsco, Inc.	1,144	$529,947
WESCO International, Inc.	8,722	1,382,611
WW Grainger, Inc.	1,849	1,668,242
		3,580,800
TOTAL COMMON STOCKS (Cost - $408,487,527)		625,243,019
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a) (Cost - $8,991,641)	8,991,641	8,991,641
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,991,641)		8,991,641
TOTAL INVESTMENTS - 99.9% (Cost - $417,479,168)		$634,234,660
OTHER ASSETS LESS LIABILITIES - NET 0.1%		525,431
TOTAL NET ASSETS - 100.0%		$634,760,091

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	36	9/20/2024	$9,938,700	$22,554

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 0.5%
Axon Enterprise, Inc.*	33	$9,710
General Electric Co.	334	53,096
Lockheed Martin Corp.	946	441,876
		504,682
AUTOMOBILE COMPONENTS - 0.0%†
Lear Corp.	316	36,090
AUTOMOBILES - 1.3%
Tesla, Inc.*	6,417	1,269,796
BEVERAGES - 0.3%
Monster Beverage Corp.*	6,488	324,076
BIOTECHNOLOGY - 2.3%
Alnylam Pharmaceuticals, Inc.*	570	138,510
Amgen, Inc.	124	38,744
Exelixis, Inc.*	5,115	114,934
Gilead Sciences, Inc.	13,714	940,918
Incyte Corp.*	8,287	502,358
Neurocrine Biosciences, Inc.*	3,282	451,833
Vertex Pharmaceuticals, Inc.*	309	144,834
		2,332,131
BROADLINE RETAIL - 5.5%
Amazon.com, Inc.*	25,021	4,835,308
Coupang, Inc.*	2,520	52,794
MercadoLibre, Inc.*	414	680,368
		5,568,470
BUILDING PRODUCTS - 0.2%
Advanced Drainage Systems, Inc.	1,063	170,495
UFP Industries, Inc.	134	15,008
		185,503
CAPITAL MARKETS - 1.1%
MSCI, Inc.	170	81,898
Nasdaq, Inc.	1,682	101,357
S&P Global, Inc.	2,046	912,516
		1,095,771
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Cintas Corp.	1,237	866,221
Waste Connections, Inc.	1,369	240,068
Waste Management, Inc.	4,359	929,949
		2,036,238
COMMUNICATIONS EQUIPMENT - 0.5%
Arista Networks, Inc.*	410	143,697
Motorola Solutions, Inc.	933	360,184
		503,881
	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 0.3%
EMCOR Group, Inc.	576	$210,286
MasTec, Inc.*	901	96,398
		306,684
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Costco Wholesale Corp.	2,014	1,711,880
Kroger Co. (The)	2,148	107,249
		1,819,129
DISTRIBUTORS - 0.1%
Pool Corp.	448	137,684
ELECTRICAL EQUIPMENT - 0.4%
Eaton Corp. PLC	1,382	433,326
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Avnet, Inc.	1,280	65,907
Flex Ltd.*	12,842	378,711
TE Connectivity Ltd.	5,654	850,531
		1,295,149
ENERGY EQUIPMENT & SERVICES - 0.1%
Schlumberger NV	1,743	82,235
ENTERTAINMENT - 1.6%
Electronic Arts, Inc.	814	113,415
Netflix, Inc.*	1,636	1,104,104
Spotify Technology SA*	1,169	366,820
		1,584,339
FINANCIAL SERVICES - 4.4%
Mastercard, Inc., Class A	5,979	2,637,695
Visa, Inc., Class A	6,812	1,787,946
		4,425,641
GROUND TRANSPORTATION - 0.7%
Uber Technologies, Inc.*	10,205	741,699
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Dexcom, Inc.*	3,122	353,973
Stryker Corp.	1,365	464,441
		818,414
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Cardinal Health, Inc.	3,959	389,249
UnitedHealth Group, Inc.	2,872	1,462,595
		1,851,844
HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A*	951	144,200
Booking Holdings, Inc.	208	823,992
Chipotle Mexican Grill, Inc.*	1,800	112,770
Darden Restaurants, Inc.	208	31,475

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.6% (Continued)
Domino's Pizza, Inc.	65	$33,561
DoorDash, Inc., Class A*	86	9,355
MGM Resorts International*	6,278	278,994
Texas Roadhouse, Inc.	153	26,272
Wingstop, Inc.	248	104,820
		1,565,439
HOUSEHOLD DURABLES - 0.7%
DR Horton, Inc.	2,861	403,200
Toll Brothers, Inc.	2,582	297,395
		700,595
HOUSEHOLD PRODUCTS - 1.0%
Kimberly-Clark Corp.	4,774	659,767
Procter & Gamble Co. (The)	2,127	350,785
		1,010,552
INSURANCE - 0.8%
Arch Capital Group Ltd.*	1,141	115,116
Marsh & McLennan Cos., Inc.	978	206,084
Progressive Corp. (The)	2,396	497,673
		818,873
INTERACTIVE MEDIA & SERVICES - 10.2%
Alphabet, Inc., Class A	8,508	1,549,732
Alphabet, Inc., Class C	18,051	3,310,914
Meta Platforms, Inc., Class A	9,528	4,804,208
Pinterest, Inc., Class A*	7,492	330,173
Snap, Inc., Class A*	13,527	224,684
		10,219,711
IT SERVICES - 0.9%
Accenture PLC, Class A	1,408	427,201
Akamai Technologies, Inc.*	210	18,917
EPAM Systems, Inc.*	168	31,602
GoDaddy, Inc., Class A*	1,628	227,448
Kyndryl Holdings, Inc.*	1,044	27,468
Snowflake, Inc., Class A*	1,208	163,189
		895,825
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Thermo Fisher Scientific, Inc.	619	342,307
MACHINERY - 1.0%
Caterpillar, Inc.	503	167,549
Parker-Hannifin Corp.	1,722	871,005
		1,038,554
MEDIA - 0.6%
Comcast Corp., Class A	16,322	639,170
METALS & MINING - 0.1%
Nucor Corp.	256	40,468
	Shares/ Principal	Fair Value
PHARMACEUTICALS - 4.0%
Eli Lilly and Co.	3,461	$3,133,520
Merck & Co., Inc.	5,908	731,410
Zoetis, Inc.	591	102,456
		3,967,386
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.3%
Advanced Micro Devices, Inc.*	11,984	1,943,925
Applied Materials, Inc.	1,968	464,428
Broadcom, Inc.	2,542	4,081,257
Lam Research Corp.	1,691	1,800,661
Monolithic Power Systems, Inc.	429	352,501
NVIDIA Corp.	79,159	9,779,303
QUALCOMM, Inc.	4,996	995,103
		19,417,178
SOFTWARE - 17.6%
Adobe, Inc.*	1,616	897,753
Atlassian Corp., Class A*	2,932	518,612
Crowdstrike Holdings, Inc., Class A*	1,319	505,428
Datadog, Inc., Class A*	2,358	305,809
Dropbox, Inc., Class A*	6,535	146,841
Dynatrace, Inc.*	2,251	100,710
Fortinet, Inc.*	15,061	907,727
HubSpot, Inc.*	351	207,016
Intuit, Inc.	1,254	824,141
Manhattan Associates, Inc.*	2,044	504,214
Microsoft Corp.	18,996	8,490,262
Oracle Corp.	5,061	714,613
Palantir Technologies, Inc., Class A*	3,853	97,597
Salesforce, Inc.	4,178	1,074,164
ServiceNow, Inc.*	2,394	1,883,288
Synopsys, Inc.*	541	321,927
Workday, Inc., Class A*	554	123,852
Zscaler, Inc.*	478	91,867
		17,715,821
SPECIALTY RETAIL - 2.6%
AutoNation, Inc.*	606	96,584
Home Depot, Inc. (The)	5,986	2,060,621
O'Reilly Automotive, Inc.*	176	185,867
Penske Automotive Group, Inc.	431	64,228
Ross Stores, Inc.	1,686	245,009
		2,652,309
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.5%
Apple, Inc.	29,592	6,232,667
Dell Technologies, Inc., Class C	2,554	352,222
Hewlett Packard Enterprise Co.	12,064	255,395
HP, Inc.	9,593	335,947
NetApp, Inc.	11,103	1,430,066

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.5% (Continued)
Pure Storage, Inc., Class A*	5,360	$344,166
Super Micro Computer, Inc.*	761	623,525
		9,573,988
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	5,942	447,849
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Watsco, Inc.	167	77,361
WW Grainger, Inc.	157	141,652
		219,013
TOTAL COMMON STOCKS (Cost - $64,183,414)		98,617,820
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 2.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a) (Cost - $2,075,480)	2,075,480	$2,075,480
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,075,480)		2,075,480
TOTAL INVESTMENTS - 100.2% (Cost - $66,258,894)		$100,693,300
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(164,035)
TOTAL NET ASSETS - 100.0%		$100,529,265

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	5	9/20/2024	$1,992,725	$(23,806)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 85.2%
AEROSPACE & DEFENSE - 1.0%
Airbus SE	2,031	$279,187
BAE Systems PLC	25,261	421,508
CAE, Inc.*	3,667	68,095
Dassault Aviation SA	523	95,065
Elbit Systems Ltd.	89	15,559
Embraer SA*	9,191	59,437
Leonardo SpA	2,282	53,024
Rheinmetall AG	37	18,864
Rolls-Royce Holdings PLC*	54,158	312,730
Thales SA	194	31,084
		1,354,553
AIR FREIGHT & LOGISTICS - 0.4%
CJ Logistics Corp.	69	4,767
Deutsche Post AG	1,871	75,778
DSV A/S	1,860	285,220
NIPPON EXPRESS HOLDINGS, Inc.	2,400	110,631
ZTO Express Cayman, Inc., ADR	2,397	49,738
		526,134
AUTOMOBILE COMPONENTS - 0.4%
Continental AG	379	21,488
Denso Corp.	7,400	114,915
HL Mando Co. Ltd.	497	15,850
Hyundai Mobis Co. Ltd.	743	135,753
Magna International, Inc.	3,170	132,837
Valeo SE	5,411	57,633
		478,476
AUTOMOBILES - 2.1%
Bayerische Motoren Werke AG	35	3,315
BYD Co. Ltd., Class H	9,500	282,296
Ferrari NV	763	311,316
Geely Automobile Holdings Ltd.	73,000	82,187
Great Wall Motor Co. Ltd., Class H	55,000	84,817
Honda Motor Co. Ltd.	14,600	156,111
Hyundai Motor Co.	285	61,079
Kia Corp.	1,428	134,138
Li Auto, Inc., Class A*	5,300	47,723
Mercedes-Benz Group AG	3,447	238,542
Nissan Motor Co. Ltd.	32,800	111,311
SAIC Motor Corp. Ltd., Class A	74,600	142,300
Stellantis NV	11,220	222,102
Subaru Corp.	4,500	95,394
Suzuki Motor Corp.	8,800	101,261
Toyota Motor Corp.	37,400	764,926
ZEEKR Intelligent Technology Holding Ltd., ADR*	3	62
		2,838,880
	Shares/ Principal	Fair Value
BANKS - 10.0%
ABN AMRO Bank NV, CVA (a)	2,674	$43,991
Absa Group Ltd.	8,658	75,129
Agricultural Bank of China Ltd., Class A	94,000	56,405
Banca Monte dei Paschi di Siena SpA	16,200	76,134
Banco Bilbao Vizcaya Argentaria SA	38,663	387,519
Banco Bradesco SA	14,933	30,111
Banco Comercial Portugues SA, Class R	48,496	17,495
Banco de Sabadell SA	62,179	119,986
Banco do Brasil SA	2,712	13,002
Banco Santander Brasil SA	9,764	48,464
Banco Santander SA	179,877	834,848
Bank Central Asia TBK PT	656,000	397,606
Bank Hapoalim BM	16,614	146,903
Bank Leumi Le-Israel BM	4,473	36,452
Bank Mandiri Persero TBK PT	449,100	168,670
Bank Negara Indonesia Persero TBK PT	87,800	24,986
Bank of China Ltd., Class H	229,000	112,925
Bank of Montreal	1,563	131,165
Bank of Nova Scotia (The)	12,257	560,561
Bank Rakyat Indonesia Persero TBK PT	530,600	149,054
Bankinter SA	7,501	61,307
Barclays PLC	100,893	266,429
BAWAG Group AG*,(a)	2,013	127,504
BNP Paribas SA	5,357	341,783
BOC Hong Kong Holdings Ltd.	48,000	147,860
CaixaBank SA	43,993	233,060
Canadian Imperial Bank of Commerce	7,685	365,337
Capitec Bank Holdings Ltd.	595	85,666
China CITIC Bank Corp. Ltd., Class H*	83,000	53,261
China Construction Bank Corp., Class H	607,000	448,599
China Merchants Bank Co. Ltd., Class H	41,500	188,433
CIMB Group Holdings BHD	53,200	76,685
Commerzbank AG	1,393	21,177
Credit Agricole SA	11,479	156,735
DBS Group Holdings Ltd.	1,430	37,764
Erste Group Bank AG	4,832	229,105
Grupo Financiero Banorte SAB de CV, Class O	16,871	131,366
Hana Financial Group, Inc.	697	30,736
Hong Leong Bank BHD	4,200	17,094
HSBC Holdings PLC	83,895	725,287
Industrial & Commercial Bank of China Ltd., Class H	355,000	210,979
ING Groep NV	7,316	125,157
Intesa Sanpaolo SpA	77,279	287,481
Japan Post Bank Co. Ltd.	7,600	71,790
KakaoBank Corp.	1,396	20,588
KB Financial Group, Inc.	1,199	68,377
KBC Group NV	819	57,845
Lloyds Banking Group PLC	350,100	242,258
Malayan Banking BHD	108,000	228,019

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
BANKS - 10.0% (Continued)
Mediobanca Banca di Credito Finanziario SpA	19,078	$279,917
Mitsubishi UFJ Financial Group, Inc.	81,600	877,076
Mizrahi Tefahot Bank Ltd.	1,969	66,693
Mizuho Financial Group, Inc.	30,200	630,434
Nedbank Group Ltd.	2,444	34,319
Nordea Bank Abp	11,924	142,045
OTP Bank Nyrt	3,736	185,793
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,465
Public Bank BHD	211,900	180,570
Resona Holdings, Inc.	11,200	74,117
RHB Bank BHD	73,700	86,081
Royal Bank of Canada	3,069	326,671
Shinhan Financial Group Co. Ltd.	2,179	76,221
Societe Generale SA	5,147	120,917
Standard Bank Group Ltd.	17,496	201,990
Standard Chartered PLC	12,625	114,268
Sumitomo Mitsui Financial Group, Inc.	11,900	793,407
Sumitomo Mitsui Trust Holdings, Inc.	5,000	114,074
TMBThanachart Bank PCL, NVDR	488,400	22,758
Toronto-Dominion Bank (The)	5,941	326,498
UniCredit SpA	9,311	345,326
United Overseas Bank Ltd.	6,700	154,887
		13,666,615
BEVERAGES - 0.8%
Ambev SA	70,618	145,191
Arca Continental SAB de CV	5,506	54,170
Asahi Group Holdings Ltd.	500	17,640
China Resources Beer Holdings Co. Ltd.	4,000	13,449
Coca-Cola Femsa SAB de CV	6,091	52,417
Fomento Economico Mexicano SAB de CV	12,714	136,551
Kweichow Moutai Co. Ltd., Class A	1,100	222,147
Pernod Ricard SA	1,043	141,630
Primo Water Corp.	5,082	111,047
Suntory Beverage & Food Ltd.	1,100	39,026
Wuliangye Yibin Co. Ltd., Class A*	7,100	125,114
		1,058,382
BIOTECHNOLOGY - 0.8%
Akeso, Inc.*,(a)	3,000	14,506
Argenx SE*	122	53,426
BeiGene Ltd.*	1,600	17,665
Celltrion, Inc.	758	95,982
CSL Ltd.	2,811	554,206
Genmab A/S*	552	138,432
Grifols SA*	5,600	47,174
Innovent Biologics, Inc.*,(a)	7,000	32,994
Swedish Orphan Biovitrum AB*	3,400	91,050
Zai Lab Ltd.*	4,030	6,917
		1,052,352
	Shares/ Principal	Fair Value
BROADLINE RETAIL - 1.9%
Alibaba Group Holding Ltd.	90,600	$818,108
Dollarama, Inc.	3,972	362,584
J Front Retailing Co. Ltd.	1,600	16,685
JD.com, Inc., Class A	15,950	211,035
Naspers Ltd., Class N	604	117,996
Pan Pacific International Holdings Corp.	6,900	161,455
PDD Holdings, Inc., ADR*	803	106,759
Prosus NV*	7,804	278,185
Rakuten Group, Inc.*	3,400	17,541
Vipshop Holdings Ltd., ADR	3,955	51,494
Wesfarmers Ltd.	9,628	419,111
Woolworths Holdings Ltd.	22,801	77,144
		2,638,097
BUILDING PRODUCTS - 0.6%
Assa Abloy AB, Class B	18,613	526,567
Cie de Saint-Gobain SA	1,088	84,680
Daikin Industries Ltd.	400	55,626
Geberit AG	31	18,312
Kingspan Group PLC	1,598	136,156
		821,341
CAPITAL MARKETS - 2.4%
Amundi SA (a)	1,875	121,074
B3 SA - Brasil Bolsa Balcao	55,849	102,861
Brookfield Asset Management Ltd., Class A	1,023	38,936
Brookfield Corp.	14,174	589,396
China International Capital Corp. Ltd., Class H (a)	20,000	22,261
China Merchants Securities Co. Ltd., Class A	14,100	26,993
Deutsche Bank AG	17,122	273,569
Deutsche Boerse AG	1,058	216,691
Euronext NV (a)	2,066	191,531
Guotai Junan Securities Co. Ltd., Class A	10,100	18,835
Huatai Securities Co. Ltd., Class A	60,200	102,653
IG Group Holdings PLC	5,344	55,326
IGM Financial, Inc.	862	23,793
London Stock Exchange Group PLC	3,000	356,476
Macquarie Group Ltd.	4,560	623,362
Nomura Holdings, Inc.	20,200	115,780
Reinet Investments SCA	690	17,363
SBI Holdings, Inc.	1,000	25,283
Shenwan Hongyuan Group Co. Ltd., Class A	96,100	57,004
UBS Group AG	11,792	347,094
		3,326,281
CHEMICALS - 1.4%
Air Liquide SA	3,209	554,682
Arkema SA	351	30,527
Asahi Kasei Corp.	7,500	48,047
Evonik Industries AG	4,216	86,077

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
CHEMICALS - 1.4% (Continued)
Givaudan SA	69	$327,109
Hengli Petrochemical Co. Ltd., Class A	13,000	24,959
Hyosung Advanced Materials Corp.	30	8,238
Johnson Matthey PLC	1,862	36,883
Kansai Paint Co. Ltd.	300	4,830
LG Chem Ltd.	525	131,774
Mitsubishi Chemical Group Corp.	21,300	118,258
Nippon Paint Holdings Co. Ltd.	2,200	14,333
Nitto Denko Corp.	1,000	79,013
Nutrien Ltd.	1,670	85,004
Shin-Etsu Chemical Co. Ltd.	5,400	209,407
Sika AG	447	127,942
Sumitomo Chemical Co. Ltd.	8,700	18,643
		1,905,726
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Brambles Ltd.	28,201	273,659
Element Fleet Management Corp.	980	17,826
		291,485
COMMUNICATIONS EQUIPMENT - 0.0%†
ZTE Corp., Class A*	5,600	21,557
CONSTRUCTION & ENGINEERING - 1.2%
ACS Actividades de Construccion y Servicios SA	3,189	137,669
China Railway Group Ltd., Class A	44,100	39,572
Eiffage SA	2,695	247,706
Ferrovial SE	844	32,799
JGC Holdings Corp.	1,600	12,538
Kajima Corp.	5,700	98,561
Metallurgical Corp. of China Ltd., Class A	34,100	14,549
Obayashi Corp.	4,700	55,865
Stantec, Inc.	4,290	359,070
Vinci SA	4,268	450,013
Worley Ltd.	11,540	115,451
WSP Global, Inc.	825	128,439
		1,692,232
CONSTRUCTION MATERIALS - 0.9%
Cemex SAB de CV, Series CPO	95,106	60,854
Heidelberg Materials AG	1,688	175,158
Holcim AG*	9,373	830,490
James Hardie Industries PLC*	3,509	110,847
		1,177,349
CONSUMER FINANCE - 0.0%†
JMT Network Services PCL, NVDR	11,800	4,277
Marui Group Co. Ltd.	2,600	36,674
Muangthai Capital PCL, NVDR	8,800	10,431
		51,382
	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
Alimentation Couche-Tard, Inc.	5,972	$335,054
Carrefour SA	21,665	306,497
Clicks Group Ltd.	2,219	41,848
Coles Group Ltd.	7,525	85,586
Empire Co. Ltd., Class A	5,873	150,092
George Weston Ltd.	1,001	143,959
Loblaw Cos., Ltd.	1,191	138,131
Marks & Spencer Group PLC	10,447	37,835
Raia Drogasil SA	5,338	24,735
Tesco PLC	149,307	577,541
Wal-Mart de Mexico SAB de CV	16,686	57,024
Woolworths Group Ltd.	164	3,701
		1,902,003
CONTAINERS & PACKAGING - 0.0%†
Smurfit Kappa Group PLC	767	34,196
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Cogna Educacao SA*	29,080	9,371
New Oriental Education & Technology Group, Inc.*	3,200	24,469
		33,840
DIVERSIFIED REITS - 0.0%†
British Land Co. PLC (The)	13,211	68,737
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
BT Group PLC	93,421	165,744
China Tower Corp. Ltd., Class H (a)	112,000	14,489
Deutsche Telekom AG	32,724	823,489
KT Corp.	2,015	54,748
Nippon Telegraph & Telephone Corp.	190,300	179,582
Singapore Telecommunications Ltd.	260,500	528,593
Telefonica Brasil SA	1,454	11,939
Telekom Malaysia BHD	38,800	55,599
		1,834,183
ELECTRIC UTILITIES - 0.9%
Acciona SA	1,290	152,496
CPFL Energia SA	16,341	96,467
Enel SpA	85,181	592,855
Energisa S/A	584	1,527
Energisa SA	4,781	39,362
Equatorial Energia SA	3,858	21,289
Iberdrola SA	10,874	141,191
Kansai Electric Power Co., Inc. (The)	1,900	31,915
Korea Electric Power Corp.*	1,255	17,842
Tenaga Nasional BHD	45,700	133,491
		1,228,435
ELECTRICAL EQUIPMENT - 2.1%
ABB Ltd.	23,574	1,309,608
Legrand SA	296	29,389
Mitsubishi Electric Corp.	4,400	70,229

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 2.1% (Continued)
Nidec Corp.	2,600	$116,132
Schneider Electric SE	3,017	725,267
Siemens Energy AG*	11,297	294,335
Signify NV (a)	3,987	99,563
Vestas Wind Systems A/S*	2,167	50,218
WEG SA	18,104	137,350
		2,832,091
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
Avary Holding Shenzhen Co. Ltd., Class A	4,900	26,813
BOE Technology Group Co. Ltd., Class A	1,038,100	584,338
Celestica, Inc.*	3,804	217,784
Delta Electronics Thailand PCL, NVDR	23,000	52,177
Halma PLC	1,002	34,275
Hexagon AB, Class B	34,160	385,946
Keyence Corp.	600	263,148
LG Innotek Co. Ltd.	177	34,976
Lingyi iTech Guangdong Co., Class A	20,400	19,990
Murata Manufacturing Co. Ltd.	10,600	218,906
Omron Corp.	900	30,934
Samsung Electro-Mechanics Co. Ltd.	893	102,502
Samsung SDI Co. Ltd.	658	169,221
Shimadzu Corp.	3,000	75,065
Spectris PLC	636	22,350
Sunny Optical Technology Group Co. Ltd.	5,400	33,372
TDK Corp.	700	42,929
		2,314,726
ENERGY EQUIPMENT & SERVICES - 0.0%†
Saipem SpA*	7,484	19,186
Tenaris SA	2,600	39,987
		59,173
ENTERTAINMENT - 0.6%
Bilibili, Inc., Class Z*	660	10,728
Krafton, Inc.*	54	11,043
NCSoft Corp.	161	21,042
NetEase, Inc.	13,760	262,778
Netmarble Corp.*,(a)	287	11,196
Nexon Co. Ltd.	1,300	24,043
Nintendo Co. Ltd.	4,400	234,032
Sea Ltd., ADR*	2,343	167,337
Ubisoft Entertainment SA*	2,677	58,644
		800,843
FINANCIAL SERVICES - 1.0%
Adyen NV*,(a)	73	87,094
FirstRand Ltd.	37,438	157,666
Groupe Bruxelles Lambert NV	1,875	133,935
Industrivarden AB, Class A	2,448	83,355
Industrivarden AB, Class C	3,912	132,097
	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 1.0% (Continued)
Investor AB, Class B	20,458	$560,604
Mitsubishi HC Capital, Inc.	8,700	57,438
ORIX Corp.	5,900	130,280
Sofina SA	152	34,732
Worldline SA*,(a)	1,476	16,009
		1,393,210
FOOD PRODUCTS - 1.6%
Chocoladefabriken Lindt & Spruengli AG	19	221,801
Danone SA	9,484	580,188
Grupo Bimbo SAB de CV, Series A	20,598	72,781
Kerry Group PLC, Class A	559	45,322
Kuala Lumpur Kepong BHD	6,300	27,564
Nestle SA	11,393	1,162,882
QL Resources BHD	10,350	14,305
		2,124,843
GAS UTILITIES - 0.1%
Beijing Enterprises Holdings Ltd.	10,000	33,558
ENN Energy Holdings Ltd.	6,200	51,102
Korea Gas Corp.*	1,943	73,683
Kunlun Energy Co. Ltd.	22,000	22,824
		181,167
GROUND TRANSPORTATION - 0.7%
Canadian National Railway Co.	2,151	254,124
Central Japan Railway Co.	20,000	431,804
TFI International, Inc.	2,231	323,869
		1,009,797
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Alcon, Inc.	298	26,603
Cochlear Ltd.	1,244	275,952
Demant A/S*	353	15,290
EssilorLuxottica SA	605	130,460
Fisher & Paykel Healthcare Corp. Ltd.	3,264	59,827
Hartalega Holdings BHD*	31,600	21,971
Hoya Corp.	1,200	139,538
Koninklijke Philips NV*	7,449	188,330
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,500	60,055
Sonova Holding AG	918	283,593
Terumo Corp.	1,000	16,493
		1,218,112
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Amplifon SpA	935	33,309
Fresenius SE & Co. KGaA*	4,619	138,018
IHH Healthcare BHD	81,600	108,973
Sonic Healthcare Ltd.	2,121	37,254
		317,554

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.7%
Accor SA	662	$27,174
Amadeus IT Group SA	110	7,326
Aristocrat Leisure Ltd.	18,406	611,672
Compass Group PLC	9,065	247,516
Evolution AB (a)	482	50,247
Jiumaojiu International Holdings Ltd. (a)	10,000	5,187
Just Eat Takeaway.com NV*,(a)	5,856	70,513
Meituan, Class B*,(a)	36,510	519,541
Oriental Land Co. Ltd.	5,600	156,031
Restaurant Brands International, Inc.	4,094	288,422
Sands China Ltd.*	17,600	36,700
Skylark Holdings Co. Ltd.*	8,700	115,713
Trip.com Group Ltd.*	2,645	126,907
		2,262,949
HOUSEHOLD DURABLES - 0.7%
Electrolux AB, Class B*	6,137	50,915
Gree Electric Appliances Inc of Zhuhai, Class A	30,000	161,931
LG Electronics, Inc.	378	30,455
Nikon Corp.	5,400	54,584
Panasonic Holdings Corp.	31,200	255,442
Sekisui House Ltd.	9,700	214,852
Sony Group Corp.	2,400	203,506
Taylor Wimpey PLC	26,811	48,177
		1,019,862
HOUSEHOLD PRODUCTS - 0.2%
Essity AB, Class B	1,481	37,954
Henkel AG & Co. KGaA	256	20,152
Reckitt Benckiser Group PLC	1,595	86,336
Unicharm Corp.	2,500	80,303
		224,745
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%†
B Grimm Power PCL	10,800	6,357
China Longyuan Power Group Corp. Ltd., Class H	28,000	25,176
Energy Absolute PCL, NVDR	50,800	15,504
		47,037
INDUSTRIAL CONGLOMERATES - 2.3%
Alfa SAB de CV, Class A	18,300	10,668
CK Hutchison Holdings Ltd.	50,000	239,516
GS Holdings Corp.	764	26,031
Hikari Tsushin, Inc.	300	55,884
Hitachi Ltd.	48,000	1,074,524
Jardine Matheson Holdings Ltd.	4,200	148,596
Samsung C&T Corp.	646	66,642
Siemens AG	6,963	1,296,402
SM Investments Corp.	920	13,037
Smiths Group PLC	12,369	266,588
		3,197,888
	Shares/ Principal	Fair Value
INDUSTRIAL REITS - 0.0%†
Warehouses De Pauw CVA	1,015	$27,522
INSURANCE - 4.4%
AIA Group Ltd.	106,000	719,574
Allianz SE	2,756	766,496
Assicurazioni Generali SpA	3,176	79,276
Aviva PLC	2,568	15,471
AXA SA	1,390	45,541
BB Seguridade Participacoes SA	10,028	59,542
China Life Insurance Co. Ltd., Class H	64,000	90,499
Dai-ichi Life Holdings, Inc.	5,400	144,282
Fairfax Financial Holdings Ltd.	110	125,112
Great-West Lifeco, Inc.	564	16,450
Japan Post Holdings Co. Ltd.	48,900	484,866
Legal & General Group PLC	15,393	44,170
Manulife Financial Corp.	20,937	557,412
MS&AD Insurance Group Holdings, Inc.	21,900	486,712
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	590	295,299
NN Group NV	5,897	274,609
Old Mutual Ltd.	29,187	19,804
Phoenix Group Holdings PLC	3,233	21,313
Ping An Insurance Group Co. of China Ltd., Class H	66,500	301,522
Porto Seguro SA	3,608	20,117
Poste Italiane SpA (a)	3,873	49,375
Power Corp. of Canada	636	17,671
QBE Insurance Group Ltd.	9,336	108,428
Samsung Fire & Marine Insurance Co. Ltd.	77	21,760
Samsung Life Insurance Co. Ltd.	645	41,469
Sanlam Ltd.	25,363	112,397
Sompo Holdings, Inc.	6,000	128,124
Sun Life Financial, Inc.	462	22,648
T&D Holdings, Inc.	2,900	50,632
Tokio Marine Holdings, Inc.	21,000	783,943
Tryg A/S	726	15,880
Zurich Insurance Group AG	72	38,388
		5,958,782
INTERACTIVE MEDIA & SERVICES - 2.1%
Auto Trader Group PLC (a)	2,686	27,204
Autohome, Inc., ADR	681	18,694
Baidu, Inc., Class A*	16,338	178,397
Kakaku.com, Inc.	2,200	28,837
Kakao Corp.	898	26,519
Kuaishou Technology*,(a)	12,400	73,297
NAVER Corp.	1,204	145,984
REA Group Ltd.	1,323	173,762
Rightmove PLC	9,331	63,341
Scout24 SE (a)	1,657	126,443
Tencent Holdings Ltd.	41,900	1,998,560
		2,861,038

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
IT SERVICES - 1.0%
Capgemini SE	328	$65,280
CGI, Inc.*	6,470	645,652
Nomura Research Institute Ltd.	3,300	92,747
Obic Co. Ltd.	300	38,680
Otsuka Corp.	800	15,372
Samsung SDS Co. Ltd.	746	80,480
Shopify, Inc., Class A*	6,815	450,283
		1,388,494
LEISURE PRODUCTS - 0.0%†
Sankyo Co. Ltd.	1,600	17,367
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Lonza Group AG	165	90,047
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	9,254
Samsung Biologics Co. Ltd.*,(a)	154	81,335
WuXi AppTec Co. Ltd., Class H (a)	11,400	42,636
		223,272
MACHINERY - 1.7%
Amada Co. Ltd.	18,300	202,158
Atlas Copco AB, Class A	14,921	280,662
Atlas Copco AB, Class B	4,865	78,624
DMG Mori Co. Ltd.	8,800	228,507
GEA Group AG	2,687	112,024
IMI PLC	3,274	73,006
Komatsu Ltd.	7,900	229,398
Kone Oyj, Class B	680	33,590
Kubota Corp.	8,900	124,487
SKF AB, Class B	5,416	108,829
Toyota Industries Corp.	1,400	118,059
Trelleborg AB, Class B	5,722	222,824
Volvo AB, Class B	4,711	120,597
Wartsila OYJ Abp	3,640	70,221
Weichai Power Co. Ltd., Class A	100,100	223,729
Yangzijiang Shipbuilding Holdings Ltd.	12,200	22,145
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	9,832
		2,258,692
MARINE TRANSPORTATION - 0.1%
AP Moller - Maersk A/S, Class B	20	34,794
COSCO SHIPPING Holdings Co. Ltd., Class A	24,700	52,656
COSCO SHIPPING Holdings Co. Ltd., Class H	19,550	34,205
Precious Shipping PCL, NVDR	37,300	9,961
		131,616
MEDIA - 0.7%
Informa PLC	34,963	378,236
MultiChoice Group*	1,493	8,716
	Shares/ Principal	Fair Value
MEDIA - 0.7% (Continued)
Publicis Groupe SA	3,554	$378,538
WPP PLC	13,713	125,572
		891,062
METALS & MINING - 3.6%
Aluminum Corp. of China Ltd., Class H	146,000	99,672
Anglo American Platinum Ltd.	982	32,360
Anglo American PLC	5,628	177,686
Anglogold Ashanti PLC	5,485	138,107
ArcelorMittal SA	23,211	531,608
Baoshan Iron & Steel Co. Ltd., Class A	16,900	15,467
Barrick Gold Corp.	21,489	358,372
BHP Group Ltd.	40,923	1,166,463
BHP Group Ltd.	2,965	84,819
CMOC Group Ltd., Class H	51,000	46,640
Endeavour Mining PLC	707	14,932
First Quantum Minerals Ltd.	1,630	21,406
Fortescue Ltd.	6,644	95,000
Franco-Nevada Corp.	1,048	124,227
Glencore PLC	31,214	177,993
Gold Fields Ltd.	2,372	35,518
Grupo Mexico SAB de CV, Series B	25,451	137,391
Hudbay Minerals, Inc.	2,999	27,133
Kinross Gold Corp.	2,852	23,740
MMG Ltd.*	40,000	15,268
POSCO Holdings, Inc.	65	17,141
Press Metal Aluminium Holdings BHD	102,200	124,785
Rio Tinto Ltd.	3,751	298,108
Rio Tinto PLC	4,255	279,749
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	15,416
South32 Ltd.	24,504	59,896
Teck Resources Ltd., Class B	351	16,817
Vale SA	35,032	393,116
Wheaton Precious Metals Corp.	4,545	238,253
Zhaojin Mining Industry Co. Ltd., Class H	15,000	25,168
Zijin Mining Group Co. Ltd., Class H	80,000	168,865
		4,961,116
MULTI-UTILITIES - 0.6%
A2A SpA	59,795	119,167
AGL Energy Ltd.	13,921	100,688
Engie SA	33,841	483,648
National Grid PLC	3,990	44,516
Veolia Environnement SA	2,880	86,179
		834,198
OIL, GAS & CONSUMABLE FUELS - 4.2%
Aker BP ASA	4,584	117,188
Ampol Ltd.	3,842	82,981
BP PLC	168,904	1,014,607
Canadian Natural Resources Ltd.	19,446	692,515
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
OIL, GAS & CONSUMABLE FUELS - 4.2% (Continued)
Cenovus Energy, Inc.	6,910	$135,791
China Petroleum & Chemical Corp., Class H	144,000	93,327
Eni SpA	1,324	20,368
Equinor ASA	11,359	324,261
MEG Energy Corp.*	3,406	72,857
OMV AG	1,501	65,410
Pembina Pipeline Corp., Class Common Subs. Receipt	7,816	289,941
PetroChina Co. Ltd., Class A	14,900	21,163
PetroChina Co. Ltd., Class H	248,000	250,941
Petroleo Brasileiro SA	2,330	16,914
Petronas Dagangan BHD	10,400	38,447
PTT Exploration & Production PCL, NVDR	18,900	78,283
PTT PCL, NVDR	117,700	104,237
Repsol SA	21,912	346,039
Shell PLC	44,503	1,594,302
S-Oil Corp.	753	36,378
Star Petroleum Refining PCL, NVDR*	47,400	10,527
Suncor Energy, Inc.	735	28,012
TotalEnergies SE	319	21,310
Ultrapar Participacoes SA	27,650	107,724
Whitecap Resources, Inc.	6,700	49,013
Woodside Energy Group Ltd.	5,241	98,741
		5,711,277
PAPER & FOREST PRODUCTS - 0.1%
UPM-Kymmene Oyj	3,347	117,013
West Fraser Timber Co. Ltd.	1,051	80,702
		197,715
PASSENGER AIRLINES - 0.3%
Air China Ltd., Class H*	20,000	9,299
Deutsche Lufthansa AG	2,651	16,223
Korean Air Lines Co. Ltd.	1,051	17,752
Qantas Airways Ltd.*	16,734	65,378
Singapore Airlines Ltd.	49,300	251,002
		359,654
PERSONAL CARE PRODUCTS - 0.9%
Beiersdorf AG	644	94,248
Kao Corp.	4,800	194,674
LG H&H Co. Ltd.	67	16,817
L'Oreal SA	47	20,655
Unilever PLC	8,507	467,539
Unilever PLC	6,813	374,205
		1,168,138
PHARMACEUTICALS - 7.0%
Aspen Pharmacare Holdings Ltd.	3,918	50,061
Astellas Pharma, Inc.	30,200	298,508
AstraZeneca PLC	8,854	1,382,926
Bayer AG	7,396	209,105
	Shares/ Principal	Fair Value
PHARMACEUTICALS - 7.0% (Continued)
CSPC Pharmaceutical Group Ltd.	153,040	$121,924
Daiichi Sankyo Co. Ltd.	10,600	364,008
GSK PLC	34,674	670,401
Kyowa Kirin Co. Ltd.	3,100	52,948
Novartis AG	17,819	1,907,026
Novo Nordisk A/S, Class B	19,835	2,866,557
Ono Pharmaceutical Co. Ltd.	1,800	24,578
Otsuka Holdings Co. Ltd.	3,700	155,719
Recordati Industria Chimica e Farmaceutica SpA	376	19,625
Roche Holding AG (Common share)	269	81,963
Roche Holding AG (Common share, participation certificates)	1,429	396,768
Sanofi SA	5,058	487,557
Santen Pharmaceutical Co. Ltd.	9,300	95,047
Sino Biopharmaceutical Ltd.	84,000	28,727
Takeda Pharmaceutical Co. Ltd.	6,100	158,207
Teva Pharmaceutical Industries Ltd., ADR*	13,313	216,336
		9,587,991
PROFESSIONAL SERVICES - 2.4%
Bureau Veritas SA	1,586	43,957
Experian PLC	9,417	438,782
Intertek Group PLC	6,792	411,602
Randstad NV	299	13,565
Recruit Holdings Co. Ltd.	14,200	759,787
RELX PLC	12,770	587,428
Teleperformance SE	184	19,393
Thomson Reuters Corp.	874	147,296
Wolters Kluwer NV	4,856	805,644
		3,227,454
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Central Pattana PCL, NVDR	9,900	14,905
China Overseas Land & Investment Ltd.	25,000	43,356
China Resources Land Ltd.	18,000	61,211
CK Asset Holdings Ltd.	27,500	103,027
Colliers International Group, Inc.	169	18,868
Daito Trust Construction Co. Ltd.	1,000	103,102
Daiwa House Industry Co. Ltd.	1,200	30,414
FirstService Corp.	1,852	281,789
Hulic Co. Ltd.	8,900	78,814
Mitsubishi Estate Co. Ltd.	3,800	59,530
Mitsui Fudosan Co. Ltd.	15,600	142,413
Nomura Real Estate Holdings, Inc.	700	17,542
Sino Land Co. Ltd.	14,000	14,435
SM Prime Holdings, Inc.	21,800	10,527
Sun Hung Kai Properties Ltd.	3,500	30,282
Swire Properties Ltd.	65,000	103,569
Wharf Real Estate Investment Co. Ltd.	23,000	60,981
		1,174,765

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
RETAIL REITS - 0.0%†
CapitaLand Integrated Commercial Trust	21,300	$31,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
Advantest Corp.	3,400	135,801
ASML Holding NV	2,452	2,533,851
BE Semiconductor Industries NV	111	18,576
Disco Corp.	900	341,514
Inari Amertron BHD	82,400	64,627
Renesas Electronics Corp.	6,800	127,199
SCREEN Holdings Co. Ltd.	1,400	126,197
SK Hynix, Inc.	3,335	572,995
Tokyo Electron Ltd.	5,500	1,193,274
		5,114,034
SOFTWARE - 2.1%
Constellation Software, Inc.	143	411,948
Dassault Systemes SE	9,344	353,509
Kingdee International Software Group Co. Ltd.*	25,000	23,439
Nemetschek SE	1,339	131,812
Nice Ltd.*	628	102,705
Open Text Corp.	1,767	53,048
Oracle Corp. Japan	200	13,801
SAP SE	7,488	1,520,948
Temenos AG	235	16,214
TOTVS SA	4,800	26,314
Trend Micro, Inc.	1,100	44,661
Xero Ltd.*	2,199	200,317
		2,898,716
SPECIALTY RETAIL - 0.8%
Avolta AG*	2,629	102,106
Fast Retailing Co. Ltd.	500	126,073
Foschini Group Ltd. (The)	1,691	11,808
H & M Hennes & Mauritz AB, Class B	206	3,261
Industria de Diseno Textil SA	14,490	719,955
Lojas Renner SA	4,495	10,140
Zalando SE*,(a)	2,302	54,006
		1,027,349
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.8%
Canon, Inc.	5,100	138,042
Lenovo Group Ltd.	76,000	107,273
Logitech International SA	3,093	299,180
Ricoh Co. Ltd.	5,200	44,465
Samsung Electronics Co. Ltd.	27,570	1,632,368
Xiaomi Corp., Class B*,(a)	88,400	186,596
		2,407,924
	Shares/ Principal	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
adidas AG	1,198	$286,322
ANTA Sports Products Ltd.	14,200	136,409
Gildan Activewear, Inc.	7,781	295,068
Hermes International SCA	403	924,299
HUGO BOSS AG	736	32,948
LVMH Moet Hennessy Louis Vuitton SE	1,191	910,878
Moncler SpA	650	39,750
Pandora A/S	1,087	164,186
Xtep International Holdings Ltd.	22,000	13,554
		2,803,414
TOBACCO - 1.0%
British American Tobacco PLC	18,787	577,092
Imperial Brands PLC	4,942	126,443
Japan Tobacco, Inc.	23,200	627,089
		1,330,624
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Ashtead Group PLC	295	19,697
Brenntag SE	829	55,939
Bunzl PLC	2,083	79,257
ITOCHU Corp.	7,500	366,188
Marubeni Corp.	5,800	107,285
Mitsubishi Corp.	14,600	285,719
Mitsui & Co. Ltd.	7,400	167,956
Rexel SA	1,450	37,546
Sumitomo Corp.	7,300	182,296
Toyota Tsusho Corp.	7,200	140,186
		1,442,069
TRANSPORTATION INFRASTRUCTURE - 0.2%
Flughafen Zurich AG	582	128,693
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	15,283
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	33,979
Transurban Group	14,537	120,386
		298,341
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
KDDI Corp.	1,300	34,379
MTN Group Ltd.	10,247	47,666
SK Telecom Co. Ltd.	749	28,023
SoftBank Corp.	15,600	190,515
SoftBank Group Corp.	5,300	342,329
Vodacom Group Ltd.	2,599	13,879
Vodafone Group PLC	232,156	204,723
		861,514
TOTAL COMMON STOCKS (Cost - $98,662,454)		116,201,490

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 6.3%
EQUITY FUNDS - 6.3%
iShares MSCI Saudi Arabia ETF	40,900	$1,661,358
iShares MSCI Taiwan ETF	126,356	6,847,232
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,216,070)		8,508,590
PREFERRED STOCKS - 0.8%
AUTOMOBILES - 0.1%
Porsche Automobil Holding SE	2,004	90,658
Volkswagen AG	724	81,785
		172,443
BANKS - 0.3%
Banco Bradesco SA	57,243	127,792
Bancolombia SA	1,950	16,036
Itau Unibanco Holding SA	36,555	212,836
		356,664
CHEMICALS - 0.0%†
Braskem SA, Class A*	10,152	32,789
ELECTRIC UTILITIES - 0.0%†
Energisa S/A	2,352	3,311
HOUSEHOLD PRODUCTS - 0.1%
Henkel AG & Co. KGaA	721	64,307
METALS & MINING - 0.0%†
Gerdau SA	5,185	17,213
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	24,569
		41,782
OIL, GAS & CONSUMABLE FUELS - 0.1%
Petroleo Brasileiro SA	20,550	140,775
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Samsung Electronics Co. Ltd.	4,374	202,097
TOTAL PREFERRED STOCKS (Cost - $1,147,919)		1,014,168
	Shares/ Principal	Fair Value
RIGHTS - 0.0%†
Amplifon SPA, expires 7/16/24*	935	$0
MMG Ltd., expires 7/5/24*	16,000	707
TOTAL RIGHTS (Cost - $0)		707
WARRANTS - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
SHORT-TERM INVESTMENTS - 6.4%
MONEY MARKET FUNDS - 6.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (b) (Cost - $8,764,870)	8,764,870	8,764,870
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,764,870)		8,764,870
TOTAL INVESTMENTS - 98.7% (Cost - $114,791,313)		$134,489,825
OTHER ASSETS LESS LIABILITIES - NET 1.3%		1,834,294
TOTAL NET ASSETS - 100.0%		$136,324,119

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2024, these securities amounted to $2,101,311 or 1.5% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CVA - Certificate Van Aandelen (Bearer)

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Future	Goldman Sachs & Co.	19	9/20/2024	$2,226,040	$14,440
MSCI Emerging Market Index Future	Goldman Sachs & Co.	18	9/20/2024	979,380	2,280
MSCI India Index Future	Goldman Sachs & Co.	47	9/20/2024	6,276,850	54,412
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	9/19/2024	191,545	1,875
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$73,007

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.8%
Axon Enterprise, Inc.*	7,439	$2,188,851
BWX Technologies, Inc.	744	70,680
HEICO Corp., Class A	10,209	1,812,302
Hexcel Corp.	4,408	275,280
Loar Holdings, Inc.*	211	11,269
Textron, Inc.	4,427	380,102
		4,738,484
AIR FREIGHT & LOGISTICS - 0.4%
Expeditors International of Washington, Inc.	8,223	1,026,148
AUTOMOBILE COMPONENTS - 0.1%
Lear Corp.	3,050	348,340
BANKS - 1.3%
KeyCorp	5,089	72,315
Mid Penn Bancorp., Inc.	1	22
NU Holdings Ltd./Cayman Islands, Class A*	250,739	3,232,026
Valley National Bancorp	5,318	37,119
		3,341,482
BEVERAGES - 0.3%
Celsius Holdings, Inc.*	11,395	650,541
BIOTECHNOLOGY - 4.7%
ACADIA Pharmaceuticals, Inc.*	2,901	47,141
Alnylam Pharmaceuticals, Inc.*	9,966	2,421,738
Apellis Pharmaceuticals, Inc.*	6,110	234,380
Exact Sciences Corp.*	3,302	139,509
Exelixis, Inc.*	46,117	1,036,249
Gilead Sciences, Inc.	10,095	692,618
GRAIL, Inc.*	57	876
Halozyme Therapeutics, Inc.*	896	46,915
Incyte Corp.*	21,831	1,323,395
Ionis Pharmaceuticals, Inc.*	14,818	706,226
Natera, Inc.*	9,620	1,041,750
Neurocrine Biosciences, Inc.*	16,830	2,316,986
Sarepta Therapeutics, Inc.*	8,074	1,275,692
Ultragenyx Pharmaceutical, Inc.*	10,612	436,153
Viking Therapeutics, Inc.*	8,662	459,173
		12,178,801
BROADLINE RETAIL - 1.7%
Amazon.com, Inc.*	11,352	2,193,774
Coupang, Inc.*	98,351	2,060,453
Etsy, Inc.*	4,514	266,236
		4,520,463
BUILDING PRODUCTS - 1.7%
Advanced Drainage Systems, Inc.	11,010	1,765,894
AZEK Co., Inc. (The)*	8,283	348,963
Builders FirstSource, Inc.*	4,619	639,316
Trane Technologies PLC	1,168	384,190
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 1.7% (Continued)
Trex Co., Inc.*	4,410	$326,869
UFP Industries, Inc.	7,947	890,064
		4,355,296
CAPITAL MARKETS - 6.0%
Ameriprise Financial, Inc.	3,753	1,603,244
Ares Management Corp., Class A	15,592	2,078,102
Blue Owl Capital, Inc.	48,183	855,248
Coinbase Global, Inc., Class A*	16,579	3,684,351
FactSet Research Systems, Inc.	1,584	646,700
Invesco Ltd.	54,004	807,900
Lazard, Inc.	2,637	100,681
LPL Financial Holdings, Inc.	9,839	2,748,033
Morningstar, Inc.	3,640	1,076,894
MSCI, Inc.	4,030	1,941,452
		15,542,605
CHEMICALS - 0.0%†
Ginkgo Bioworks Holdings, Inc.*	18,390	6,148
Huntsman Corp.	2,212	50,367
		56,515
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Cintas Corp.	3,481	2,437,605
Rollins, Inc.	10,653	519,760
Veralto Corp.	3,335	318,393
Waste Management, Inc.	4,563	973,470
		4,249,228
CONSTRUCTION & ENGINEERING - 2.0%
AECOM	2,851	251,287
Comfort Systems USA, Inc.	4,013	1,220,434
EMCOR Group, Inc.	4,829	1,762,971
MasTec, Inc.*	3,949	422,503
Quanta Services, Inc.	5,673	1,441,453
		5,098,648
CONSUMER FINANCE - 0.0%†
OneMain Holdings, Inc.	1,636	79,330
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
Kroger Co. (The)	928	46,335
Performance Food Group Co.*	2,113	139,691
Sysco Corp.	2,908	207,602
		393,628
DISTRIBUTORS - 0.6%
Pool Corp.	4,743	1,457,666
DIVERSIFIED CONSUMER SERVICES - 0.7%
Bright Horizons Family Solutions, Inc.*	944	103,916
Duolingo, Inc.*	3,799	792,737
Grand Canyon Education, Inc.*	1,762	246,521
H&R Block, Inc.	12,598	683,190
		1,826,364

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Iridium Communications, Inc.	9,514	$253,263
ELECTRIC UTILITIES - 0.2%
NRG Energy, Inc.	7,280	566,821
ELECTRICAL EQUIPMENT - 1.6%
Acuity Brands, Inc.	455	109,855
Eaton Corp. PLC	3,551	1,113,416
Rockwell Automation, Inc.	259	71,297
Vertiv Holdings Co.	33,136	2,868,584
		4,163,152
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Avnet, Inc.	1,598	82,281
CDW Corp.	771	172,581
Flex Ltd.*	23,355	688,739
Insight Enterprises, Inc.*	179	35,506
Jabil, Inc.	2,524	274,586
TE Connectivity Ltd.	15,401	2,316,772
		3,570,465
ENERGY EQUIPMENT & SERVICES - 0.1%
Halliburton Co.	3,529	119,210
Parker Drilling Co.*	2	26
Schlumberger NV	1,419	66,948
		186,184
ENTERTAINMENT - 1.8%
Liberty Media Corp.-Liberty Live, Class C*	10,648	407,499
Live Nation Entertainment, Inc.*	14,093	1,321,078
Playtika Holding Corp.	5,753	45,276
ROBLOX Corp., Class A*	55,325	2,058,643
Roku, Inc.*	2,285	136,940
Spotify Technology SA*	2,330	731,131
		4,700,567
FINANCIAL SERVICES - 2.2%
Block, Inc.*	25,520	1,645,785
Corpay, Inc.*	2,210	588,766
Euronet Worldwide, Inc.*	9,014	932,949
Jack Henry & Associates, Inc.	472	78,361
Mastercard, Inc., Class A	4,633	2,043,894
StoneCo Ltd., Class A*	2,651	31,786
Toast, Inc., Class A*	17,370	447,625
		5,769,166
GROUND TRANSPORTATION - 2.0%
JB Hunt Transport Services, Inc.	519	83,040
Lyft, Inc., Class A*	42,984	606,074
Old Dominion Freight Line, Inc.	18,003	3,179,330
XPO, Inc.*	13,290	1,410,734
		5,279,178
	Shares/ Principal	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
Align Technology, Inc.*	5,877	$1,418,884
Dexcom, Inc.*	41,314	4,684,181
IDEXX Laboratories, Inc.*	6,019	2,932,457
Inspire Medical Systems, Inc.*	1,524	203,957
Insulet Corp.*	3,775	761,795
Masimo Corp.*	2,991	376,687
Medtronic PLC	1,303	102,559
Novocure Ltd.*	5,510	94,386
Penumbra, Inc.*	2,220	399,534
ResMed, Inc.	5,972	1,143,160
Stryker Corp.	948	322,557
		12,440,157
HEALTH CARE PROVIDERS & SERVICES - 3.0%
Cardinal Health, Inc.	21,853	2,148,587
Cencora, Inc.	13,985	3,150,821
Centene Corp.*	9,691	642,513
Chemed Corp.	1,883	1,021,678
Encompass Health Corp.	1,787	153,307
Molina Healthcare, Inc.*	1,713	509,275
		7,626,181
HEALTH CARE TECHNOLOGY - 1.1%
Teladoc Health, Inc.*	21,729	212,510
Veeva Systems, Inc., Class A*	13,948	2,552,623
		2,765,133
HOTELS, RESTAURANTS & LEISURE - 6.4%
Booking Holdings, Inc.	34	134,691
Boyd Gaming Corp.	762	41,986
Carnival Corp.*	1,711	32,030
Cava Group, Inc.*	1,174	108,888
Churchill Downs, Inc.	748	104,421
Darden Restaurants, Inc.	11,695	1,769,687
Domino's Pizza, Inc.	3,157	1,630,054
DraftKings, Inc., Class A*	52,865	2,017,857
Expedia Group, Inc.*	14,429	1,817,910
International Game Technology PLC	4,592	93,952
Las Vegas Sands Corp.	13,541	599,189
Light & Wonder, Inc.*	793	83,170
MGM Resorts International*	19,188	852,715
Norwegian Cruise Line Holdings Ltd.*	46,626	876,102
Royal Caribbean Cruises Ltd.*	5,644	899,823
Texas Roadhouse, Inc.	11,804	2,026,865
Travel + Leisure Co.	18,621	837,573
Vail Resorts, Inc.	2,061	371,248
Wendy's Co. (The)	5,790	98,198
Wingstop, Inc.	3,507	1,482,269
Wynn Resorts Ltd.	2,290	204,955
Yum! Brands, Inc.	4,334	574,082
		16,657,665

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HOUSEHOLD DURABLES - 1.0%
DR Horton, Inc.	5,107	$719,730
Leggett & Platt, Inc.	14,909	170,857
PulteGroup, Inc.	623	68,592
Toll Brothers, Inc.	9,133	1,051,939
TopBuild Corp.*	1,687	649,950
		2,661,068
HOUSEHOLD PRODUCTS - 1.0%
Clorox Co. (The)	11,007	1,502,125
Kimberly-Clark Corp.	7,713	1,065,937
		2,568,062
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.1%
AES Corp. (The)	14,170	248,967
Vistra Corp.	28,946	2,488,777
		2,737,744
INSURANCE - 1.3%
Allstate Corp. (The)	3,120	498,139
Arch Capital Group Ltd.*	7,348	741,340
Brown & Brown, Inc.	5,274	471,548
Globe Life, Inc.	3,847	316,531
Kinsale Capital Group, Inc.	1,016	391,445
Marsh & McLennan Cos., Inc.	1,614	340,102
Progressive Corp. (The)	2,882	598,620
		3,357,725
INTERACTIVE MEDIA & SERVICES - 1.1%
Alphabet, Inc., Class A	989	180,146
Pinterest, Inc., Class A*	53,312	2,349,460
Snap, Inc., Class A*	15,683	260,495
		2,790,101
IT SERVICES - 3.9%
Cloudflare, Inc., Class A*	28,393	2,351,792
EPAM Systems, Inc.*	2,946	554,172
Gartner, Inc.*	4,484	2,013,585
Globant SA*	3,117	555,637
GoDaddy, Inc., Class A*	13,670	1,909,836
Kyndryl Holdings, Inc.*	9,403	247,393
MongoDB, Inc.*	6,472	1,617,741
Okta, Inc.*	4,802	449,515
Snowflake, Inc., Class A*	343	46,336
VeriSign, Inc.*	1,444	256,743
		10,002,750
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	2,765	161,752
LIFE SCIENCES TOOLS & SERVICES - 2.1%
10X Genomics, Inc., Class A*	5,441	105,827
Bruker Corp.	2,194	139,999
	Shares/ Principal	Fair Value
LIFE SCIENCES TOOLS & SERVICES - 2.1% (Continued)
IQVIA Holdings, Inc.*	8,489	$1,794,914
Medpace Holdings, Inc.*	2,280	939,018
Waters Corp.*	1,281	371,644
West Pharmaceutical Services, Inc.	6,327	2,084,051
		5,435,453
MACHINERY - 0.9%
Flowserve Corp.	4,095	196,969
Graco, Inc.	5,206	412,732
Lincoln Electric Holdings, Inc.	1,812	341,816
Oshkosh Corp.	2,081	225,164
Parker-Hannifin Corp.	1,801	910,964
Xylem, Inc.	2,656	360,233
		2,447,878
MEDIA - 1.7%
Comcast Corp., Class A	22,048	863,400
Ibotta, Inc., Class A*	384	28,861
Trade Desk, Inc. (The), Class A*	34,652	3,384,461
		4,276,722
METALS & MINING - 0.0%†
Nucor Corp.	819	129,468
OIL, GAS & CONSUMABLE FUELS - 2.7%
Cheniere Energy, Inc.	11,385	1,990,440
Devon Energy Corp.	5,693	269,848
Hess Corp.	12,164	1,794,433
Ovintiv, Inc.	21,459	1,005,783
Targa Resources Corp.	13,871	1,786,307
Texas Pacific Land Corp.	191	140,246
		6,987,057
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	6,106	502,707
PASSENGER AIRLINES - 0.3%
American Airlines Group, Inc.*	72,957	826,603
PERSONAL CARE PRODUCTS - 0.2%
elf Beauty, Inc.*	2,061	434,294
PHARMACEUTICALS - 0.2%
Alto Neuroscience, Inc.*	38	406
Eli Lilly & Co.	121	109,551
Intra-Cellular Therapies, Inc.*	3,010	206,155
Pfizer, Inc.	5,614	157,080
		473,192
PROFESSIONAL SERVICES - 2.7%
Booz Allen Hamilton Holding Corp.	11,230	1,728,297
Broadridge Financial Solutions, Inc.	846	166,662
Equifax, Inc.	5,883	1,426,392
ExlService Holdings, Inc.*	5,579	174,957

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 2.7% (Continued)
Robert Half, Inc.	7,524	$481,386
TransUnion	1,562	115,838
Verisk Analytics, Inc.	10,758	2,899,819
		6,993,351
RETAIL REITS - 0.4%
Simon Property Group, Inc.	6,704	1,017,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Enphase Energy, Inc.*	9,189	916,235
Lam Research Corp.	2,607	2,776,064
Lattice Semiconductor Corp.*	8,115	470,589
Micron Technology, Inc.	1,600	210,448
Monolithic Power Systems, Inc.	6,159	5,060,727
Onto Innovation, Inc.*	3,002	659,119
QUALCOMM, Inc.	869	173,087
Teradyne, Inc.	5,889	873,280
		11,139,549
SOFTWARE - 13.7%
ANSYS, Inc.*	1,194	383,871
Appfolio, Inc., Class A*	887	216,934
AppLovin Corp., Class A*	22,907	1,906,321
Atlassian Corp., Class A*	3,528	624,033
Confluent, Inc., Class A*	13,152	388,379
Crowdstrike Holdings, Inc., Class A*	1,688	646,825
Datadog, Inc., Class A*	31,990	4,148,783
DocuSign, Inc.*	14,128	755,848
DoubleVerify Holdings, Inc.*	9,284	180,759
Dropbox, Inc., Class A*	65,847	1,479,582
Dynatrace, Inc.*	33,608	1,503,622
Elastic NV*	6,880	783,701
Fair Isaac Corp.*	982	1,461,864
Fortinet, Inc.*	11,512	693,828
Gitlab, Inc., Class A*	11,396	566,609
HashiCorp, Inc., Class A*	7,254	244,387
HubSpot, Inc.*	5,905	3,482,710
Manhattan Associates, Inc.*	12,041	2,970,274
Microsoft Corp.	2,460	1,099,497
Nutanix, Inc., Class A*	11,698	665,031
Palantir Technologies, Inc., Class A*	202,657	5,133,302
Pegasystems, Inc.	6,006	363,543
RingCentral, Inc., Class A*	10,649	300,302
Rubrik, Inc., Class A*	2,919	89,497
SentinelOne, Inc., Class A*	7,475	157,349
ServiceNow, Inc.*	1,520	1,195,738
Smartsheet, Inc., Class A*	17,877	788,018
Teradata Corp.*	17,089	590,596
Tyler Technologies, Inc.*	718	360,996
Varonis Systems, Inc.*	3,417	163,913
Zscaler, Inc.*	10,086	1,938,428
		35,284,540
	Shares/ Principal	Fair Value
SPECIALIZED REITS - 0.4%
Lamar Advertising Co., Class A	8,119	$970,464
SPECIALTY RETAIL - 4.5%
AutoNation, Inc.*	1,162	185,199
Burlington Stores, Inc.*	3,356	805,440
Carvana Co.*	2,209	284,342
Dick's Sporting Goods, Inc.	1,336	287,040
Five Below, Inc.*	6,577	716,696
Floor & Decor Holdings, Inc., Class A*	2,402	238,783
Murphy USA, Inc.	814	382,140
Penske Automotive Group, Inc.	4,283	638,253
Ross Stores, Inc.	26,248	3,814,359
Tractor Supply Co.	7,650	2,065,500
Ulta Beauty, Inc.*	4,290	1,655,382
Wayfair, Inc., Class A*	1,427	75,246
Williams-Sonoma, Inc.	1,378	389,106
		11,537,486
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.9%
Apple, Inc.	1,657	348,997
HP, Inc.	19,247	674,030
NetApp, Inc.	9,689	1,247,943
Pure Storage, Inc., Class A*	22,361	1,435,800
Super Micro Computer, Inc.*	4,549	3,727,223
		7,433,993
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Crocs, Inc.*	378	55,165
Deckers Outdoor Corp.*	2,434	2,355,990
NIKE, Inc., Class B	3,060	230,632
Ralph Lauren Corp.	749	131,120
Skechers USA, Inc., Class A*	8,588	593,603
		3,366,510
TRADING COMPANIES & DISTRIBUTORS - 2.7%
Applied Industrial Technologies, Inc.	205	39,770
Fastenal Co.	2,263	142,207
Herc Holdings, Inc.	621	82,773
Watsco, Inc.	2,171	1,005,694
WESCO International, Inc.	5,762	913,392
WW Grainger, Inc.	5,250	4,736,760
		6,920,596
TOTAL COMMON STOCKS (Cost - $220,625,782)		254,298,203
RIGHTS - 0.0%†
ABIOMED, Inc., CVR*	1,883	1,921
Prevail Therapeutics, Inc., CVR*	107	53
TOTAL RIGHTS (Cost - $0)		1,974

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a) (Cost - $3,673,739)	3,673,739	$3,673,739
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,673,739)		3,673,739
TOTAL INVESTMENTS - 99.9% (Cost - $224,299,521)		$257,973,916
OTHER ASSETS LESS LIABILITIES - NET 0.1%		263,830
TOTAL NET ASSETS - 100.0%		$258,237,746

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	15	9/20/2024	$4,141,125	$9,724

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.9%
Curtiss-Wright Corp.	660	$178,847
General Dynamics Corp.	380	110,253
General Electric Co.	3,857	613,147
HEICO Corp., Class A	5,902	1,047,723
Hexcel Corp.	4,525	282,586
Loar Holdings, Inc.*	159	8,492
Lockheed Martin Corp.	4,387	2,049,168
Northrop Grumman Corp.	2,678	1,167,474
RTX Corp.	3,170	318,237
Textron, Inc.	10,735	921,707
		6,697,634
AIR FREIGHT & LOGISTICS - 0.8%
Expeditors International of Washington, Inc.	13,384	1,670,190
United Parcel Service, Inc., Class B	1,771	242,361
		1,912,551
AUTOMOBILE COMPONENTS - 0.0%†
Lear Corp.	853	97,421
AUTOMOBILES - 0.9%
Ford Motor Co.	64,391	807,463
General Motors Co.	24,461	1,136,458
		1,943,921
BANKS - 5.8%
Bank of America Corp.	21,565	857,640
Citigroup, Inc.	26,677	1,692,922
Citizens Financial Group, Inc.	44,616	1,607,515
First Horizon Corp.	2,103	33,164
Huntington Bancshares, Inc.	17,998	237,214
JPMorgan Chase & Co.	28,130	5,689,574
KeyCorp	119,996	1,705,143
Popular, Inc.	392	34,665
Truist Financial Corp.	12,132	471,328
Valley National Bancorp	85,130	594,207
Wells Fargo & Co.	4,415	262,207
		13,185,579
BEVERAGES - 1.4%
Coca-Cola Co. (The)	16,066	1,022,601
Molson Coors Beverage Co., Class B	1,928	98,000
Monster Beverage Corp.*	12,491	623,925
PepsiCo, Inc.	8,389	1,383,598
		3,128,124
BIOTECHNOLOGY - 3.9%
Amgen, Inc.	1,165	364,004
Biogen, Inc.*	5,123	1,187,614
BioMarin Pharmaceutical, Inc.*	1,490	122,672
Exelixis, Inc.*	13,771	309,434
Gilead Sciences, Inc.	42,060	2,885,737
Incyte Corp.*	18,375	1,113,892
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 3.9% (Continued)
Ionis Pharmaceuticals, Inc.*	8,819	$420,314
Moderna, Inc.*	402	47,737
Neurocrine Biosciences, Inc.*	4,268	587,576
Regeneron Pharmaceuticals, Inc.*	944	992,172
United Therapeutics Corp.*	2,767	881,428
		8,912,580
BROADLINE RETAIL - 0.9%
Amazon.com, Inc.*	10,234	1,977,721
BUILDING PRODUCTS - 0.6%
Advanced Drainage Systems, Inc.	1,842	295,438
Builders FirstSource, Inc.*	3,774	522,359
Trane Technologies PLC	249	81,904
UFP Industries, Inc.	4,033	451,696
		1,351,397
CAPITAL MARKETS - 4.7%
Cboe Global Markets, Inc.	2,445	415,797
CME Group, Inc.	2,731	536,915
Coinbase Global, Inc., Class A*	652	144,894
Franklin Resources, Inc.	29,522	659,817
Invesco Ltd.	106,345	1,590,921
Jefferies Financial Group, Inc.	2,963	147,439
Morgan Stanley	11,728	1,139,844
MSCI, Inc.	944	454,772
Nasdaq, Inc.	31,870	1,920,486
S&P Global, Inc.	4,570	2,038,220
State Street Corp.	15,084	1,116,216
T Rowe Price Group, Inc.	4,917	566,979
		10,732,300
CHEMICALS - 1.6%
Cabot Corp.	413	37,951
Corteva, Inc.	12,878	694,639
Ecolab, Inc.	2,388	568,344
Huntsman Corp.	19,903	453,191
LyondellBasell Industries NV, Class A	12,684	1,213,351
Mosaic Co. (The)	4,583	132,449
PPG Industries, Inc.	4,750	597,978
		3,697,903
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Cintas Corp.	2,298	1,609,198
Waste Connections, Inc.	5,133	900,123
Waste Management, Inc.	8,001	1,706,933
		4,216,254
COMMUNICATIONS EQUIPMENT - 0.5%
Juniper Networks, Inc.	4,529	165,127
Motorola Solutions, Inc.	2,313	892,934
Viasat, Inc.*	2,828	35,916
		1,093,977

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 0.9%
AECOM	9,342	$823,404
EMCOR Group, Inc.	1,404	512,572
MasTec, Inc.*	2,447	261,805
Quanta Services, Inc.	1,748	444,149
		2,041,930
CONSUMER FINANCE - 0.9%
American Express Co.	2,872	665,011
Discover Financial Services	2,431	317,999
OneMain Holdings, Inc.	20,371	987,790
Synchrony Financial	710	33,505
		2,004,305
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	1,347	1,144,937
Kroger Co. (The)	15,870	792,389
Walmart, Inc.	34,955	2,366,803
		4,304,129
CONTAINERS & PACKAGING - 0.3%
Packaging Corp. of America	2,323	424,087
Westrock Co.	6,070	305,078
		729,165
DISTRIBUTORS - 0.0%†
Pool Corp.	80	24,586
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.	119,208	2,278,065
Liberty Global Ltd., Class A*	16,445	286,636
Verizon Communications, Inc.	2,652	109,369
		2,674,070
ELECTRIC UTILITIES - 2.5%
Edison International	6,137	440,698
Exelon Corp.	48,570	1,681,008
IDACORP, Inc.	1,538	143,265
NRG Energy, Inc.	863	67,193
OGE Energy Corp.	52,639	1,879,212
Portland General Electric Co.	10,436	451,253
PPL Corp.	22,039	609,378
Xcel Energy, Inc.	9,533	509,157
		5,781,164
ELECTRICAL EQUIPMENT - 1.7%
AMETEK, Inc.	6,277	1,046,439
Eaton Corp. PLC	8,793	2,757,045
		3,803,484
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
Avnet, Inc.	9,134	470,310
Flex Ltd.*	16,945	499,708
TE Connectivity Ltd.	13,652	2,053,670
		3,023,688
	Shares/ Principal	Fair Value
ENERGY EQUIPMENT & SERVICES - 0.8%
Baker Hughes Co.	2,699	$94,924
Halliburton Co.	7,672	259,160
Schlumberger NV	29,550	1,394,169
		1,748,253
ENTERTAINMENT - 0.6%
Electronic Arts, Inc.	3,509	488,909
Spotify Technology SA*	1,029	322,890
Walt Disney Co. (The)	4,657	462,393
		1,274,192
FINANCIAL SERVICES - 5.5%
Berkshire Hathaway, Inc., Class B*	20,587	8,374,792
Euronet Worldwide, Inc.*	3,467	358,834
Mastercard, Inc., Class A	4,535	2,000,661
Visa, Inc., Class A	7,394	1,940,703
		12,674,990
FOOD PRODUCTS - 1.0%
Archer-Daniels-Midland Co.	3,009	181,894
Conagra Brands, Inc.	11,746	333,821
Hershey Co. (The)	1,027	188,794
Kellanova	2,841	163,869
Mondelez International, Inc., Class A	16,384	1,072,169
Seaboard Corp.	10	31,607
Tyson Foods, Inc., Class A	6,665	380,838
		2,352,992
GAS UTILITIES - 0.1%
New Jersey Resources Corp.	4,566	195,151
GROUND TRANSPORTATION - 0.6%
CSX Corp.	17,288	578,284
JB Hunt Transport Services, Inc.	314	50,240
Old Dominion Freight Line, Inc.	3,511	620,043
XPO, Inc.*	1,409	149,565
		1,398,132
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
Abbott Laboratories	10,078	1,047,205
Becton Dickinson & Co.	1,995	466,251
Boston Scientific Corp.*	3,150	242,581
Dexcom, Inc.*	1,849	209,640
Medtronic PLC	38,448	3,026,242
Stryker Corp.	7,123	2,423,601
		7,415,520
HEALTH CARE PROVIDERS & SERVICES - 4.5%
Cardinal Health, Inc.	5,975	587,462
Centene Corp.*	20,433	1,354,708
Cigna Corp. (The)	2,610	862,788
CVS Health Corp.	17,765	1,049,201
Elevance Health, Inc.	3,021	1,636,959
HCA Healthcare, Inc.	1,982	636,777
Labcorp Holdings, Inc.	3,484	709,029

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 4.5% (Continued)
Quest Diagnostics, Inc.	2,368	$324,132
Tenet Healthcare Corp.*	173	23,014
UnitedHealth Group, Inc.	6,225	3,170,143
		10,354,213
HEALTH CARE REITS - 0.2%
Ventas, Inc.	8,138	417,154
HEALTH CARE TECHNOLOGY - 0.1%
Teladoc Health, Inc.*	12,746	124,656
HOTELS, RESTAURANTS & LEISURE - 1.0%
Boyd Gaming Corp.	2,972	163,757
Carnival Corp.*	28,101	526,051
Darden Restaurants, Inc.	2,116	320,193
Domino's Pizza, Inc.	210	108,429
McDonald's Corp.	1,287	327,979
MGM Resorts International*	19,791	879,512
Texas Roadhouse, Inc.	402	69,028
		2,394,949
HOUSEHOLD DURABLES - 1.6%
DR Horton, Inc.	12,925	1,821,520
Leggett & Platt, Inc.	32,143	368,359
PulteGroup, Inc.	1,656	182,326
Toll Brothers, Inc.	9,771	1,125,424
Whirlpool Corp.	442	45,172
		3,542,801
HOUSEHOLD PRODUCTS - 2.5%
Colgate-Palmolive Co.	13,870	1,345,945
Kimberly-Clark Corp.	14,592	2,016,614
Procter & Gamble Co. (The)	14,803	2,441,311
		5,803,870
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp. (The)	27,487	482,947
INDUSTRIAL CONGLOMERATES - 0.3%
Honeywell International, Inc.	3,504	748,244
INDUSTRIAL REITS - 0.7%
Americold Realty Trust, Inc.	4,143	105,812
First Industrial Realty Trust, Inc.	1,842	87,513
Prologis, Inc.	12,750	1,431,953
		1,625,278
INSURANCE - 4.6%
Allstate Corp. (The)	5,453	870,626
Aon PLC, Class A	1,128	331,158
Arch Capital Group Ltd.*	839	84,647
Brighthouse Financial, Inc.*	2,811	121,829
First American Financial Corp.	780	42,081
	Shares/ Principal	Fair Value
INSURANCE - 4.6% (Continued)
Globe Life, Inc.	6,217	$511,535
Marsh & McLennan Cos., Inc.	10,563	2,225,835
MetLife, Inc.	16,549	1,161,574
Progressive Corp. (The)	10,314	2,142,321
Reinsurance Group of America, Inc.	6,134	1,259,126
Travelers Cos., Inc. (The)	4,523	919,707
Unum Group	16,266	831,355
		10,501,794
INTERACTIVE MEDIA & SERVICES - 0.5%
Alphabet, Inc., Class A	6,240	1,136,616
Snap, Inc., Class A*	4,662	77,436
		1,214,052
IT SERVICES - 0.4%
Accenture PLC, Class A	559	169,606
Amdocs Ltd.	5,360	423,011
Kyndryl Holdings, Inc.*	13,396	352,449
		945,066
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Thermo Fisher Scientific, Inc.	3,897	2,155,041
West Pharmaceutical Services, Inc.	243	80,042
		2,235,083
MACHINERY - 4.0%
Caterpillar, Inc.	3,123	1,040,271
CNH Industrial NV	64,306	651,420
Cummins, Inc.	3,783	1,047,626
Flowserve Corp.	19,070	917,267
Graco, Inc.	2,951	233,955
Oshkosh Corp.	12,858	1,391,236
Otis Worldwide Corp.	7,884	758,914
PACCAR, Inc.	621	63,926
Parker-Hannifin Corp.	4,114	2,080,902
Xylem, Inc.	6,857	930,015
		9,115,532
MEDIA - 2.2%
Comcast Corp., Class A	90,733	3,553,104
Fox Corp., Class A	38,886	1,336,512
Fox Corp., Class B	1,843	59,013
Ibotta, Inc., Class A*	283	21,270
Liberty Media Corp-Liberty SiriusXM, Class A*	640	14,176
		4,984,075
METALS & MINING - 1.0%
Cleveland-Cliffs, Inc.*	3,777	58,128
Freeport-McMoRan, Inc.	18,259	887,387
Newmont Corp.	1,215	50,872
Nucor Corp.	7,409	1,171,215
United States Steel Corp.	2,166	81,875
		2,249,477

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
MULTI-UTILITIES - 1.8%
Ameren Corp.	11,957	$850,262
Black Hills Corp.	1,132	61,558
CMS Energy Corp.	31,024	1,846,859
DTE Energy Co.	9,308	1,033,281
NiSource, Inc.	2,845	81,965
WEC Energy Group, Inc.	2,968	232,869
		4,106,794
OIL, GAS & CONSUMABLE FUELS - 6.5%
Chevron Corp.	13,759	2,152,183
ConocoPhillips	19,036	2,177,337
Devon Energy Corp.	25,176	1,193,342
EOG Resources, Inc.	12,240	1,540,649
Exxon Mobil Corp.	43,711	5,032,010
Marathon Petroleum Corp.	11,587	2,010,113
Ovintiv, Inc.	1,062	49,776
Valero Energy Corp.	4,747	744,140
		14,899,550
PAPER & FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corp.	3,826	314,995
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.*	7,042	284,497
United Airlines Holdings, Inc.*	8,852	430,738
		715,235
PHARMACEUTICALS - 3.6%
Alto Neuroscience, Inc.*	28	299
Bristol-Myers Squibb Co.	44,963	1,867,313
Eli Lilly & Co.	249	225,440
Johnson & Johnson	18,887	2,760,524
Merck & Co., Inc.	8,081	1,000,428
Pfizer, Inc.	78,209	2,188,288
Zoetis, Inc.	479	83,039
		8,125,331
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CBRE Group, Inc., Class A*	2,649	236,052
Zillow Group, Inc., Class A*	685	30,853
		266,905
RESIDENTIAL REITS - 0.6%
Camden Property Trust	4,266	465,463
Equity LifeStyle Properties, Inc.	9,575	623,620
Equity Residential	2,422	167,942
		1,257,025
RETAIL REITS - 1.0%
Brixmor Property Group, Inc.	6,024	139,094
Kimco Realty Corp.	61,521	1,197,199
Kite Realty Group Trust	2,141	47,915
Simon Property Group, Inc.	6,686	1,014,935
		2,399,143
	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Advanced Micro Devices, Inc.*	5,551	$900,428
Broadcom, Inc.	33	52,983
Cirrus Logic, Inc.*	1,141	145,660
Intel Corp.	46,177	1,430,102
Lam Research Corp.	1,918	2,042,382
Marvell Technology, Inc.	3,168	221,443
Micron Technology, Inc.	16,730	2,200,497
Monolithic Power Systems, Inc.	830	681,994
QUALCOMM, Inc.	7,978	1,589,058
		9,264,547
SOFTWARE - 2.4%
Atlassian Corp., Class A*	1,884	333,242
Dropbox, Inc., Class A*	4,480	100,666
Fortinet, Inc.*	7,344	442,623
Manhattan Associates, Inc.*	3,972	979,813
Microsoft Corp.	4,471	1,998,313
Nutanix, Inc., Class A*	1,506	85,616
Rubrik, Inc., Class A*	2,207	67,667
Salesforce, Inc.	2,815	723,736
ServiceNow, Inc.*	1,024	805,550
		5,537,226
SPECIALIZED REITS - 0.8%
Equinix, Inc.	1,368	1,035,029
Gaming and Leisure Properties, Inc.	1,226	55,427
Lamar Advertising Co., Class A	1,694	202,484
SBA Communications Corp.	2,099	412,034
Weyerhaeuser Co.	7,288	206,906
		1,911,880
SPECIALTY RETAIL - 1.5%
Best Buy Co., Inc.	983	82,857
Dick's Sporting Goods, Inc.	1,080	232,038
Home Depot, Inc. (The)	5,045	1,736,691
Lowe's Cos., Inc.	3,890	857,589
O'Reilly Automotive, Inc.*	63	66,532
Penske Automotive Group, Inc.	2,210	329,334
Ross Stores, Inc.	180	26,158
		3,331,199
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Apple, Inc.	8,055	1,696,544
Hewlett Packard Enterprise Co.	24,955	528,297
HP, Inc.	10,880	381,018
NetApp, Inc.	1,228	158,166
		2,764,025
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	11,933	899,390
Ralph Lauren Corp.	396	69,324

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 0.4% (Continued)
Under Armour, Inc., Class C*	1,882	$12,289
		981,003
TOBACCO - 0.1%
Philip Morris International, Inc.	1,354	137,201
TRADING COMPANIES & DISTRIBUTORS - 1.0%
Watsco, Inc.	1,085	502,616
WESCO International, Inc.	5,233	829,535
WW Grainger, Inc.	933	841,790
		2,173,941
TOTAL COMMON STOCKS (Cost - $197,173,962)		225,318,304
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (a) (Cost - $2,968,353)	2,968,353	$2,968,353
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,968,353)		2,968,353
TOTAL INVESTMENTS - 99.9% (Cost - $200,142,315)		$228,286,657
OTHER ASSETS LESS LIABILITIES - NET 0.1%		181,102
TOTAL NET ASSETS - 100.0%		$228,467,759

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	13	9/20/2024	$3,588,975	$4,582

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 98.4%
ADVERTISING - 1.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28 (a)	$387,000	$350,194
Neptune Bidco US, Inc., 9.29%, 4/15/29 (a)	122,000	116,829
		467,023
AEROSPACE & DEFENSE - 0.6%
TransDigm, Inc., 6.75%, 8/15/28 (a)	309,000	312,772
AGRICULTURE - 1.0%
Vector Group Ltd., 5.75%, 2/1/29 (a)	520,000	487,269
AUTO MANUFACTURERS - 1.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29 (a)	280,000	275,939
Jaguar Land Rover Automotive PLC, 5.88%, 1/15/28 (a)	275,000	269,668
Wabash National Corp., 4.50%, 10/15/28 (a)	102,000	91,784
		637,391
AUTO PARTS & EQUIPMENT - 0.7%
Phinia, Inc., 6.75%, 4/15/29 (a)	26,000	26,386
Titan International, Inc., 7.00%, 4/30/28	328,000	315,387
		341,773
BANKS - 1.8%
Freedom Mortgage Corp.
7.63%, 5/1/26 (a)	83,000	82,408
12.00%, 10/1/28 (a)	40,000	42,965
12.25%, 10/1/30 (a)	40,000	43,034
Intesa Sanpaolo SpA
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(b)	200,000	220,951
4.95%, (US 1 Year CMT T-Note + 2.75%), 6/1/42 (a),(b)	35,000	26,227
Popular, Inc., 7.25%, 3/13/28	201,000	205,070
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31 (b)	52,000	47,131
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35 (a),(b)	200,000	187,466
		855,252
BUILDING MATERIALS - 0.6%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (a)	35,000	36,885
Eco Material Technologies, Inc., 7.88%, 1/31/27 (a)	95,000	95,221
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (a)	100,000	106,117
Standard Industries, Inc., 4.75%, 1/15/28 (a)	56,000	53,298
		291,521
CHEMICALS - 2.8%
Chemours Co. (The), 5.75%, 11/15/28 (a)	229,000	211,438
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	329,000	316,223
	Shares/ Principal	Fair Value
CHEMICALS - 2.8% (Continued)
NOVA Chemicals Corp.
8.50%, 11/15/28 (a)	$60,000	$63,619
9.00%, 2/15/30 (a)	75,000	79,123
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 1/27/30 (a)	98,000	89,753
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	342,000	368,045
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (a)	2,000	1,958
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (a)	218,000	197,447
		1,327,606
COAL - 0.6%
SunCoke Energy, Inc., 4.88%, 6/30/29 (a)	200,000	181,219
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	104,000	105,908
		287,127
COMMERCIAL SERVICES - 5.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	82,000	78,718
APX Group, Inc.
6.75%, 2/15/27 (a)	276,000	275,268
5.75%, 7/15/29 (a)	304,000	291,698
CoreCivic, Inc., 8.25%, 4/15/29	256,000	264,617
CPI CG, Inc.
8.63%, 3/15/26 (a)	226,000	230,804
10.00%, 7/15/29 (a)	135,000	139,675
Garda World Security Corp., 7.75%, 2/15/28 (a)	25,000	25,464
Geo Group, Inc. (The)
8.63%, 4/15/29 (a)	308,000	315,576
10.25%, 4/15/31 (a)	140,000	146,468
PROG Holdings, Inc., 6.00%, 11/15/29 (a)	312,000	296,381
TriNet Group, Inc., 7.13%, 8/15/31 (a)	80,000	81,246
Upbound Group, Inc., 6.38%, 2/15/29 (a)	236,000	226,393
VT Topco, Inc., 8.50%, 8/15/30 (a)	27,000	28,395
		2,400,703
COMPUTERS - 0.9%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/1/29 (a)	67,000	62,598
KBR, Inc., 4.75%, 9/30/28 (a)	134,000	124,620
NCR Atleos Corp., 9.50%, 4/1/29 (a)	147,000	158,861
Seagate HDD Cayman, 9.63%, 12/1/32	59,000	67,292
		413,371
DISTRIBUTION & WHOLESALE - 0.3%
Gates Corp. (The), 6.88%, 7/1/29 (a)	40,000	40,703
G-III Apparel Group Ltd., 7.88%, 8/15/25 (a)	58,000	58,182
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	46,982
		145,867

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 11.2%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27 (a)	$75,000	$77,749
Bread Financial Holdings, Inc., 9.75%, 3/15/29 (a)	406,000	426,574
Burford Capital Global Finance LLC
6.88%, 4/15/30 (a)	105,000	103,099
9.25%, 7/1/31 (a)	400,000	420,975
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	601,000	515,310
Credit Acceptance Corp.
6.63%, 3/15/26	28,000	27,962
9.25%, 12/15/28 (a)	333,000	351,954
Encore Capital Group, Inc., 9.25%, 4/1/29 (a)	340,000	353,626
Enova International, Inc., 11.25%, 12/15/28 (a)	167,000	178,377
Freedom Mortgage Holdings LLC
9.25%, 2/1/29 (a)	96,000	95,993
9.13%, 5/15/31 (a)	50,000	48,650
GGAM Finance Ltd.
7.75%, 5/15/26 (a)	30,000	30,612
8.00%, 2/15/27 (a)	55,000	56,808
8.00%, 6/15/28 (a)	28,000	29,491
goeasy Ltd.
9.25%, 12/1/28 (a)	267,000	283,382
7.63%, 7/1/29 (a)	153,000	156,076
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28 (a)	25,000	26,348
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26 (a)	30,000	29,360
5.50%, 8/15/28 (a)	101,000	97,057
5.75%, 11/15/31 (a)	382,000	359,035
7.13%, 2/1/32 (a)	37,000	37,216
OneMain Finance Corp.
7.13%, 3/15/26	103,000	104,659
9.00%, 1/15/29	70,000	73,836
PennyMac Financial Services, Inc., 7.88%, 12/15/29 (a)	78,000	80,428
StoneX Group, Inc., 7.88%, 3/1/31 (a)	302,000	311,483
Synchrony Financial, 7.25%, 2/2/33	436,000	434,256
United Wholesale Mortgage LLC
5.75%, 6/15/27 (a)	407,000	397,337
5.50%, 4/15/29 (a)	43,000	40,849
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31 (a)	239,000	240,250
		5,388,752
ELECTRIC - 1.2%
Talen Energy Supply LLC, 8.63%, 6/1/30 (a)	90,000	95,960
Vistra Operations Co. LLC
5.50%, 9/1/26 (a)	12,000	11,833
5.63%, 2/15/27 (a)	115,000	113,060
7.75%, 10/15/31 (a)	325,000	338,354
		559,207
	Shares/ Principal	Fair Value
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Energizer Holdings, Inc., 6.50%, 12/31/27 (a)	$39,000	$38,957
ELECTRONICS - 0.0%†
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	25,000	25,804
ENGINEERING & CONSTRUCTION - 0.8%
Brand Industrial Services, Inc., 10.38%, 8/1/30 (a)	50,000	54,045
HTA Group Ltd., 7.50%, 6/4/29 (a)	243,000	241,542
MasTec, Inc., 6.63%, 8/15/29 (a)	72,000	70,920
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	37,000	34,290
		400,797
ENTERTAINMENT - 1.9%
Affinity Interactive, 6.88%, 12/15/27 (a)	37,000	32,627
Boyne USA, Inc., 4.75%, 5/15/29 (a)	82,000	76,515
Churchill Downs, Inc., 6.75%, 5/1/31 (a)	214,000	215,217
Jacobs Entertainment, Inc., 6.75%, 2/15/29 (a)	45,000	41,735
Lions Gate Capital Holdings 1, Inc., 5.50%, 4/15/29 (a)	345,000	306,332
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	37,252
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30 (a)	200,000	211,619
		921,297
FOREST PRODUCTS & PAPER - 0.6%
Domtar Corp., 6.75%, 10/1/28 (a)	320,000	285,382
GAS - 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 8/20/26	145,000	140,494
5.75%, 5/20/27	110,000	103,790
9.38%, 6/1/28 (a)	216,000	221,722
		466,006
HEALTHCARE-PRODUCTS - 0.4%
Bausch + Lomb Corp., 8.38%, 10/1/28 (a)	201,000	205,774
HEALTHCARE-SERVICES - 1.8%
DaVita, Inc., 4.63%, 6/1/30 (a)	523,000	472,573
Fortrea Holdings, Inc., 7.50%, 7/1/30 (a)	212,000	210,818
LifePoint Health, Inc.
9.88%, 8/15/30 (a)	47,000	50,127
11.00%, 10/15/30 (a)	40,000	44,074
Star Parent, Inc., 9.00%, 10/1/30 (a)	25,000	26,282
Tenet Healthcare Corp., 6.13%, 10/1/28	48,000	47,755
		851,629
HOLDING COMPANIES-DIVERS - 0.2%
Stena International SA, 7.25%, 1/15/31 (a)	75,000	76,666

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
HOME BUILDERS - 1.8%
Adams Homes, Inc., 9.25%, 10/15/28 (a)	$72,000	$73,847
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	37,000	36,949
4.63%, 4/1/30 (a)	28,000	25,029
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27 (a)	90,000	88,582
Installed Building Products, Inc., 5.75%, 2/1/28 (a)	133,000	130,041
LGI Homes, Inc.
8.75%, 12/15/28 (a)	169,000	176,047
4.00%, 7/15/29 (a)	84,000	72,653
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	43,000	39,987
Thor Industries, Inc., 4.00%, 10/15/29 (a)	252,000	220,987
		864,122
INSURANCE - 0.5%
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31 (a)	241,000	243,932
INTERNET - 3.0%
Cars.com, Inc., 6.38%, 11/1/28 (a)	220,000	216,137
Cogent Communications Group, Inc., 7.00%, 6/15/27 (a)	399,000	395,437
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 6/15/27 (a)	85,000	84,240
Rakuten Group, Inc.
11.25%, 2/15/27 (a)	420,000	448,780
9.75%, 4/15/29 (a)	225,000	231,919
5.13%, (US 5 Year CMT T-Note + 4.58%), 10/22/72 (a),(b)	50,000	44,139
6.25%, (US 5 Year CMT T-Note + 4.96%), 10/22/72 (a),(b)	50,000	39,269
		1,459,921
INVESTMENT COMPANIES - 1.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	59,000	58,536
5.25%, 5/15/27	84,000	78,855
9.75%, 1/15/29 (a)	292,000	302,513
9.00%, 6/15/30 (a)	169,000	168,187
		608,091
IRON & STEEL - 1.9%
Algoma Steel, Inc., 9.13%, 4/15/29 (a)	161,000	156,774
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28 (a)	70,000	72,369
Mineral Resources Ltd.
8.13%, 5/1/27 (a)	135,000	136,121
	Shares/ Principal	Fair Value
IRON & STEEL - 1.9% (Continued)
8.00%, 11/1/27 (a)	$120,000	$122,771
9.25%, 10/1/28 (a)	200,000	209,892
8.50%, 5/1/30 (a)	215,000	222,564
		920,491
LEISURE TIME - 1.3%
Amer Sports Co., 6.75%, 2/16/31 (a)	91,000	90,761
Carnival Corp., 7.63%, 3/1/26 (a)	288,000	290,858
Sabre GLBL, Inc., 11.25%, 12/15/27 (a)	237,000	230,444
		612,063
LODGING - 0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (a)	40,000	37,301
Travel + Leisure Co., 6.63%, 7/31/26 (a)	127,000	127,951
		165,252
MEDIA - 8.1%
AMC Networks, Inc., 10.25%, 1/15/29 (a)	253,000	249,256
Belo Corp., 7.75%, 6/1/27	4,000	4,105
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27 (a)	132,000	126,741
5.00%, 2/1/28 (a)	46,000	43,003
5.38%, 6/1/29 (a)	167,000	151,953
4.75%, 3/1/30 (a)	142,000	122,988
4.50%, 8/15/30 (a)	26,000	22,011
4.25%, 2/1/31 (a)	94,000	76,738
7.38%, 3/1/31 (a)	270,000	266,339
4.75%, 2/1/32 (a)	121,000	99,073
4.50%, 5/1/32	146,000	117,934
4.50%, 6/1/33 (a)	161,000	126,752
Directv Financing LLC, 8.88%, 2/1/30 (a)	40,000	39,153
DIRECTV Financing LLC / DIRECTV Financing Co.-Obligor, Inc., 5.88%, 8/15/27 (a)	573,000	539,024
Gannett Holdings LLC, 6.00%, 11/1/26 (a)	111,000	105,969
GCI LLC, 4.75%, 10/15/28 (a)	275,000	251,140
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (a)	55,000	51,516
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	288,000	273,619
4.75%, 11/1/28 (a)	241,000	214,291
Sinclair Television Group, Inc., 4.13%, 12/1/30 (a)	289,000	192,907
Sunrise HoldCo IV BV, 5.50%, 1/15/28 (a)	25,000	24,184
TEGNA, Inc.
4.63%, 3/15/28	214,000	192,777
5.00%, 9/15/29	22,000	19,426
Townsquare Media, Inc., 6.88%, 2/1/26 (a)	164,000	161,525
Univision Communications, Inc.
8.00%, 8/15/28 (a)	125,000	121,904
7.38%, 6/30/30 (a)	90,000	83,709

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
MEDIA - 8.1% (Continued)
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	$150,000	$137,146
VZ Secured Financing BV, 5.00%, 1/15/32 (a)	125,000	106,603
		3,921,786
METAL FABRICATE & HARDWARE - 0.8%
Vallourec SACA, 7.50%, 4/15/32 (a)	392,000	405,658
MINING - 2.2%
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	307,000	295,104
FMG Resources August 2006 Pty Ltd.
5.88%, 4/15/30 (a)	243,000	237,417
6.13%, 4/15/32 (a)	79,000	78,090
New Gold, Inc., 7.50%, 7/15/27 (a)	211,000	212,439
Taseko Mines Ltd., 8.25%, 5/1/30 (a)	256,000	262,023
		1,085,073
MISCELLANEOUS MANUFACTURING - 0.2%
Calderys Financing LLC, 11.25%, 6/1/28 (a)	54,000	57,118
LSB Industries, Inc., 6.25%, 10/15/28 (a)	22,000	21,215
		78,333
OFFICE & BUSINESS EQUIPMENT - 1.1%
Pitney Bowes, Inc.
6.88%, 3/15/27 (a)	15,000	14,170
7.25%, 3/15/29 (a)	189,000	170,067
Xerox Holdings Corp.
5.00%, 8/15/25 (a)	15,000	14,715
5.50%, 8/15/28 (a)	49,000	42,279
8.88%, 11/30/29 (a)	297,000	283,252
		524,483
OFFICE FURNISHINGS - 0.6%
Interface, Inc., 5.50%, 12/1/28 (a)	95,000	89,067
Steelcase, Inc., 5.13%, 1/18/29	202,000	191,248
		280,315
OIL & GAS - 12.5%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26 (a)	22,000	22,243
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29 (a)	50,000	48,861
Athabasca Oil Corp., 9.75%, 11/1/26 (a)	33,000	34,602
Baytex Energy Corp., 8.50%, 4/30/30 (a)	42,000	43,920
Berry Petroleum Co. LLC, 7.00%, 2/15/26 (a)	180,000	177,725
Borr IHC Ltd. / Borr Finance LLC
10.00%, 11/15/28 (a)	168,598	176,185
10.38%, 11/15/30 (a)	274,180	286,442
California Resources Corp., 8.25%, 6/15/29 (a)	364,000	371,512
Chord Energy Corp., 6.38%, 6/1/26 (a)	144,000	143,980
Civitas Resources, Inc., 8.38%, 7/1/28 (a)	295,000	309,093
	Shares/ Principal	Fair Value
OIL & GAS - 12.5% (Continued)
CVR Energy, Inc.
5.75%, 2/15/28 (a)	$118,000	$109,443
8.50%, 1/15/29 (a)	327,000	328,364
Energean PLC, 6.50%, 4/30/27 (a)	200,000	196,925
Greenfire Resources Ltd., 12.00%, 10/1/28 (a)	171,000	182,577
Ithaca Energy North Sea PLC, 9.00%, 7/15/26 (a)	300,000	303,831
Noble Finance II LLC, 8.00%, 4/15/30 (a)	259,000	269,544
Northern Oil & Gas, Inc.
8.13%, 3/1/28 (a)	273,000	276,202
8.75%, 6/15/31 (a)	244,000	256,001
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	309,000	301,288
7.88%, 9/15/30 (a)	147,000	150,494
Saturn Oil & Gas, Inc., 9.63%, 6/15/29 (a)	245,000	247,446
Seadrill Finance Ltd., 8.38%, 8/1/30 (a)	305,000	318,684
Strathcona Resources Ltd., 6.88%, 8/1/26 (a)	320,000	316,792
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28 (a)	20,000	20,516
Talos Production, Inc.
9.00%, 2/1/29 (a)	225,000	236,163
9.38%, 2/1/31 (a)	272,000	287,186
Valaris Ltd., 8.38%, 4/30/30 (a)	480,000	496,928
Vermilion Energy, Inc., 5.63%, 3/15/25 (a)	15,000	14,959
W&T Offshore, Inc., 11.75%, 2/1/26 (a)	107,000	110,047
		6,037,953
OIL & GAS SERVICES - 2.8%
Bristow Group, Inc., 6.88%, 3/1/28 (a)	101,000	99,200
Enerflex Ltd., 9.00%, 10/15/27 (a)	280,000	283,990
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29 (a)	177,000	188,662
Kodiak Gas Services LLC, 7.25%, 2/15/29 (a)	67,000	68,685
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	64,231
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 9/1/27	169,000	169,388
7.13%, 3/15/29 (a)	147,000	148,120
Weatherford International Ltd., 8.63%, 4/30/30 (a)	310,000	321,246
		1,343,522
PACKAGING & CONTAINERS - 0.3%
LABL, Inc., 9.50%, 11/1/28 (a)	40,000	40,319
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27 (a)	97,000	98,988
		139,307
PASSENGER AIRLINES - 1.7%
American Airlines, Inc.
7.25%, 2/15/28 (a)	385,000	385,349
8.50%, 5/15/29 (a)	270,000	280,523

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
PASSENGER AIRLINES - 1.7% (Continued)
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26 (a)	$63,286	$60,297
United Airlines, Inc., 4.38%, 4/15/26 (a)	38,000	36,707
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 6/1/28 (a)	74,000	64,884
		827,760
PHARMACEUTICALS - 1.8%
Bausch Health Cos., Inc.
5.50%, 11/1/25 (a)	60,000	55,989
6.13%, 2/1/27 (a)	271,000	225,607
11.00%, 9/30/28 (a)	50,000	44,500
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	251,000	257,244
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 5/15/34 (a)	270,000	277,422
		860,762
PIPELINES - 6.3%
CNX Midstream Partners LP, 4.75%, 4/15/30 (a)	186,000	167,580
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	50,000	47,397
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 3/15/29 (a)	250,000	257,288
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27 (a)	248,000	262,592
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 4/15/30	48,000	50,497
7.88%, 5/15/32	230,000	232,029
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	22,000	22,086
6.88%, 1/15/29	170,000	168,411
8.25%, 1/15/32 (a)	227,000	233,344
Howard Midstream Energy Partners LLC, 8.88%, 7/15/28 (a)	24,000	25,397
New Fortress Energy, Inc.
6.75%, 9/15/25 (a)	78,000	75,717
6.50%, 9/30/26 (a)	466,000	428,916
8.75%, 3/15/29 (a)	64,000	58,397
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29 (a)	234,000	238,443
8.38%, 2/15/32 (a)	236,000	240,386
Prairie Acquiror LP, 9.00%, 8/1/29 (a)	35,000	36,071
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29 (a)	85,000	85,421
Venture Global LNG, Inc.
8.13%, 6/1/28 (a)	115,000	118,575
9.50%, 2/1/29 (a)	123,000	134,812
9.88%, 2/1/32 (a)	133,000	144,599
		3,027,958
	Shares/ Principal	Fair Value
REAL ESTATE - 1.0%
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 1/15/28 (a),(c)	$259,000	$264,675
Howard Hughes Corp. (The), 5.38%, 8/1/28 (a)	139,000	132,114
Newmark Group, Inc., 7.50%, 1/12/29 (a)	87,000	89,437
		486,226
REITS - 4.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29 (a)	275,000	230,580
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26 (a)	57,000	55,829
Iron Mountain, Inc.
7.00%, 2/15/29 (a)	95,000	96,678
5.63%, 7/15/32 (a)	128,000	121,561
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	178,000	161,755
5.00%, 10/15/27	327,000	269,824
4.63%, 8/1/29	85,000	61,694
Rithm Capital Corp.
6.25%, 10/15/25 (a)	32,000	31,783
8.00%, 4/1/29 (a)	266,000	258,221
RLJ Lodging Trust LP, 4.00%, 9/15/29 (a)	6,000	5,300
Service Properties Trust, 5.25%, 2/15/26	194,000	187,831
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 2/15/28 (a)	512,000	501,383
10.50%, 2/15/28 (a)	10,000	9,793
		1,992,232
RETAIL - 4.9%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30 (a)	213,000	187,301
Academy Ltd., 6.00%, 11/15/27 (a)	139,000	136,996
Bath & Body Works, Inc.
6.95%, 3/1/33	21,000	20,438
6.88%, 11/1/35	14,000	14,119
BlueLinx Holdings, Inc., 6.00%, 11/15/29 (a)	341,000	317,357
Brinker International, Inc., 8.25%, 7/15/30 (a)	54,000	56,726
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28 (a)	154,000	164,371
FirstCash, Inc.
5.63%, 1/1/30 (a)	131,000	124,079
6.88%, 3/1/32 (a)	265,000	265,030
Foot Locker, Inc., 4.00%, 10/1/29 (a)	124,000	103,603
Gap, Inc. (The)
3.63%, 10/1/29 (a)	343,000	296,861
3.88%, 10/1/31 (a)	95,000	79,288
Kohl's Corp.
4.63%, 5/1/31	185,000	154,786
5.55%, 7/17/45	40,000	27,326

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
RETAIL - 4.9% (Continued)
Macy's Retail Holdings LLC, 5.88%, 3/15/30 (a)	$128,000	$122,811
Patrick Industries, Inc., 4.75%, 5/1/29 (a)	201,000	185,343
Raising Cane's Restaurants LLC, 9.38%, 5/1/29 (a)	25,000	27,007
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	64,000	60,262
		2,343,704
SOFTWARE - 0.9%
Dye & Durham Ltd., 8.63%, 4/15/29 (a)	220,000	223,214
MicroStrategy, Inc., 6.13%, 6/15/28 (a)	242,000	234,614
		457,828
TELECOMMUNICATIONS - 1.8%
Consolidated Communications, Inc., 6.50%, 10/1/28 (a)	412,000	351,884
Frontier Communications Holdings LLC
8.75%, 5/15/30 (a)	90,000	93,576
8.63%, 3/15/31 (a)	22,000	22,737
Iliad Holding SASU, 7.00%, 10/15/28 (a)	100,000	99,158
Intelsat Jackson Holdings SA, 6.50%, 3/15/30 (a)	86,000	80,155
Millicom International Cellular SA, 7.38%, 4/2/32 (a)	219,000	218,476
		865,986
TRANSPORTATION - 0.5%
Danaos Corp., 8.50%, 3/1/28 (a)	173,000	177,663
Rand Parent LLC, 8.50%, 2/15/30 (a)	42,000	42,524
		220,187
	Shares/ Principal	Fair Value
TRUCKING & LEASING - 0.9%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/28 (a)	$98,000	$95,016
7.88%, 12/1/30 (a)	125,000	130,730
7.00%, 6/15/32 (a)	185,000	187,643
		413,389
TOTAL CORPORATE BONDS AND NOTES (Cost - $46,534,977)		47,374,280
SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (d) (Cost - $192,527)	192,527	192,527
TOTAL SHORT-TERM INVESTMENTS (Cost - $192,527)		192,527
TOTAL INVESTMENTS - 98.8% (Cost - $46,727,504)		$47,566,807
OTHER ASSETS LESS LIABILITIES - NET 1.2%		585,807
TOTAL NET ASSETS - 100.0%		$48,152,614

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2024, these securities amounted to $42,873,198 or 89.0% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	11	9/19/2024	$1,209,828	$11,314
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	2	9/19/2024	227,063	2,403
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	9	9/30/2024	959,203	6,399
U.S. Long Bond Future	J. P. Morgan Securities LLC	2	9/19/2024	236,625	2,628
					22,744
SHORT FUTURES CONTRACTS
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	1	9/30/2024	204,219	(609)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$22,135

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

AFFILIATED ISSUER TRANSACTIONS

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Fiscal period to date transactions with companies which are or were affiliates are as follows:

	Value at 12/31/23	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Interest Income	Capital Gain Distributions	Number of Shares at 06/30/24	Value at 06/30/24
Crescent Energy Finance LLC, 9.25%, 2/15/28	$262,505	$-	$(261,918)	$8,289	$(8,876)	$10,382	$-	-	$-
Crescent Energy Finance LLC, 7.25%, 5/1/26	272,561	-	(269,379)	8,667	(11,849)	5,512	-	-	-
	$535,066	$-	$(531,297)	$16,956	$(20,725)	$15,894	$-	-	$-

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2024

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 41.4%
AEROSPACE & DEFENSE - 1.4%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$143,422
3.45%, 11/1/28	100,000	90,395
6.86%, 5/1/54 (a)	58,000	59,796
L3Harris Technologies, Inc., 5.60%, 7/31/53	25,000	24,863
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	44,929
RTX Corp.
3.95%, 8/16/25	275,000	270,282
6.10%, 3/15/34	130,000	137,191
4.05%, 5/4/47	50,000	39,485
		810,363
AGRICULTURE - 0.3%
Bat Capital Corp., 6.00%, 2/20/34	86,000	87,181
BAT Capital Corp.
2.26%, 3/25/28	75,000	67,232
4.76%, 9/6/49	25,000	19,751
		174,164
AUTO MANUFACTURERS - 0.8%
General Motors Co., 4.00%, 4/1/25	50,000	49,331
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	123,335
1.50%, 6/10/26	125,000	115,767
2.35%, 1/8/31	125,000	102,704
Hyundai Capital America, 5.40%, 6/24/31 (a)	100,000	99,260
		490,397
BANKS - 11.9%
Banco Santander SA, 2.75%, 5/28/25	200,000	194,810
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27 (b)	210,000	208,732
4.18%, 11/25/27	25,000	24,145
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	101,566
5.20%, (SOFR + 1.63%), 4/25/29 (b)	190,000	189,790
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	120,502
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31 (b)	25,000	21,621
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	64,898
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	82,443
2.65%, (SOFR + 1.22%), 3/11/32 (b)	100,000	84,760
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	42,382
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	47,226
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	59,883
6.11%, 1/29/37	100,000	104,148
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30 (b)	15,000	14,668
	Shares/ Principal	Fair Value
BANKS - 11.9% (Continued)
5.83%, (SOFRINDX + 2.07%), 10/25/33 (b)	$25,000	$25,929
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26 (b)	200,000	194,994
BNP Paribas SA
3.38%, 1/9/25 (a)	252,000	248,712
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	210,020
Citigroup, Inc.
4.60%, 3/9/26	75,000	73,793
3.40%, 5/1/26	200,000	193,134
4.45%, 9/29/27	125,000	121,747
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	50,000	47,671
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	89,129
3.06%, (SOFR + 1.35%), 1/25/33 (b)	50,000	42,552
Comerica Bank, 2.50%, 7/23/24	300,000	299,112
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	83,345
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26 (b)	225,000	217,756
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	147,541
ING Groep NV, 4.63%, 1/6/26 (a)	225,000	222,382
JPMorgan Chase & Co.
2.30%, (SOFR + 1.16%), 10/15/25 (b)	150,000	148,493
3.30%, 4/1/26	225,000	217,800
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27 (b)	175,000	170,940
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	118,261
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	21,928
2.96%, (SOFR + 1.26%), 1/25/33 (b)	150,000	128,048
4.59%, (SOFR + 1.80%), 4/26/33 (b)	21,000	20,064
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	49,805
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	83,450
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	70,201
Morgan Stanley
2.72%, (SOFR + 1.15%), 7/22/25 (b)	75,000	74,858
3.63%, 1/20/27	200,000	192,855
5.05%, (SOFR + 1.30%), 1/28/27 (b)	263,000	261,512
3.95%, 4/23/27	30,000	28,978
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	154,634
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	48,397
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	65,790
1.79%, (SOFR + 1.03%), 2/13/32 (b)	125,000	100,484
5.47%, (SOFR + 1.73%), 1/18/35 (b)	30,000	29,980
2.48%, (SOFR + 1.36%), 9/16/36 (b)	125,000	99,026
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	118,007

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
BANKS - 11.9% (Continued)
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27 (b)	$25,000	$25,176
UBS Group AG, 4.55%, 4/17/26	255,000	250,563
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	71,095
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	50,869
Wells Fargo & Co.
3.55%, 9/29/25	125,000	122,010
3.00%, 10/23/26	325,000	308,760
4.30%, 7/22/27	100,000	97,380
4.15%, 1/24/29	25,000	24,052
4.90%, (SOFR + 2.10%), 7/25/33 (b)	111,000	106,965
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	69,363
		6,909,135
BEVERAGES - 1.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	208,000	198,793
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	31,880
5.45%, 1/23/39	35,000	35,590
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	40,426
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	94,864
3.15%, 8/1/29	125,000	113,447
2.25%, 8/1/31	50,000	41,110
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	18,703
4.50%, 4/15/52	44,000	36,894
		611,707
BIOTECHNOLOGY - 0.8%
Amgen, Inc.
3.13%, 5/1/25	175,000	171,575
5.25%, 3/2/30	130,000	131,034
5.25%, 3/2/33	108,000	107,880
Royalty Pharma PLC, 5.40%, 9/2/34	79,000	77,041
		487,530
BUILDING MATERIALS - 0.4%
Carrier Global Corp.
2.72%, 2/15/30	75,000	66,305
5.90%, 3/15/34	155,000	162,151
		228,456
CHEMICALS - 0.2%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	100,000	89,326
	Shares/ Principal	Fair Value
COMMERCIAL SERVICES - 0.6%
Global Payments, Inc., 2.65%, 2/15/25	$75,000	$73,541
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	217,113
S&P Global, Inc., 2.95%, 1/22/27	50,000	47,446
		338,100
COMPUTERS - 0.1%
Dell International LLC / EMC Corp.
5.85%, 7/15/25	18,000	18,046
5.30%, 10/1/29	25,000	25,156
		43,202
DIVERSIFIED FINANCIAL SERVICES - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	225,000	209,905
Air Lease Corp.
2.30%, 2/1/25	175,000	171,229
3.38%, 7/1/25	100,000	97,716
2.88%, 1/15/26	75,000	71,955
3.75%, 6/1/26	175,000	169,085
Ally Financial, Inc., 2.20%, 11/2/28	100,000	86,641
American Express Co., 3.63%, 12/5/24	175,000	173,592
Aviation Capital Group LLC, 1.95%, 1/30/26 (a)	75,000	70,571
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	150,000	146,947
4.25%, 4/15/26 (a)	25,000	24,284
6.38%, 5/4/28 (a)	40,000	40,637
Capital One Financial Corp., 3.30%, 10/30/24	65,000	64,463
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	124,256
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,724
		1,468,005
ELECTRIC - 2.0%
Ameren Corp., 3.50%, 1/15/31	25,000	22,570
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	42,680
Avangrid, Inc., 3.20%, 4/15/25	50,000	48,957
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	77,611
Dominion Energy, Inc.
3.07%, 8/15/24 (c)	175,000	174,307
3.38%, 4/1/30	50,000	45,193
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,348
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (a)	100,000	84,187
Entergy Corp., 2.95%, 9/1/26	175,000	166,030
Exelon Corp., 4.05%, 4/15/30	50,000	46,950
FirstEnergy Corp.
2.65%, 3/1/30	150,000	130,396
2.25%, 9/1/30	50,000	41,835

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
ELECTRIC - 2.0% (Continued)
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	$80,000	$70,770
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	22,574
2.50%, 2/1/31	50,000	41,298
3.30%, 8/1/40	25,000	17,844
3.50%, 8/1/50	50,000	32,821
Southern California Edison Co., 4.20%, 3/1/29	100,000	95,729
		1,181,100
ELECTRONICS - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	45,099
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	188,154
ENTERTAINMENT - 0.5%
Warnermedia Holdings, Inc.
4.05%, 3/15/29	200,000	184,807
4.28%, 3/15/32	125,000	109,258
		294,065
ENVIRONMENTAL CONTROL - 0.4%
Republic Services, Inc., 4.88%, 4/1/29	50,000	49,612
Veralto Corp., 5.45%, 9/18/33 (a)	180,000	180,001
		229,613
FOOD - 0.8%
Campbell Soup Co., 5.40%, 3/21/34	117,000	116,544
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	85,531
6.20%, 11/15/33	130,000	136,704
Mars, Inc., 2.70%, 4/1/25 (a)	50,000	49,027
Sysco Corp.
4.45%, 3/15/48	25,000	20,882
6.60%, 4/1/50	25,000	27,959
		436,647
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	22,958
HEALTHCARE-PRODUCTS - 0.5%
Solventum Corp.
5.40%, 3/1/29 (a)	120,000	119,709
5.60%, 3/23/34 (a)	60,000	59,029
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	63,953
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	22,069
		264,760
	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 2.1%
Adventist Health System, 2.95%, 3/1/29	$25,000	$22,461
Adventist Health System/West, 5.76%, 12/1/34	35,000	35,042
Banner Health, 2.34%, 1/1/30	145,000	125,849
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	40,985
CommonSpirit Health
3.91%, 10/1/50	110,000	84,015
6.46%, 11/1/52	105,000	116,531
HCA, Inc., 5.45%, 4/1/31	75,000	75,029
Humana, Inc.
5.95%, 3/15/34	20,000	20,503
5.50%, 3/15/53	8,000	7,467
Rush Obligated Group, 3.92%, 11/15/29	60,000	56,945
Sutter Health
2.29%, 8/15/30	25,000	21,449
4.09%, 8/15/48	225,000	186,078
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	178,113
5.35%, 2/15/33	125,000	126,889
5.88%, 2/15/53	50,000	52,210
5.05%, 4/15/53	75,000	69,850
		1,219,416
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	44,380
INSURANCE - 0.7%
AIA Group Ltd., 3.20%, 3/11/25 (a)	200,000	196,925
New York Life Insurance Co., 3.75%, 5/15/50 (a)	50,000	37,539
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	71,352
2.13%, 6/15/30	100,000	83,678
Willis North America, Inc., 2.95%, 9/15/29	50,000	44,810
		434,304
INTERNET - 0.2%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	34,570
Expedia Group, Inc., 2.95%, 3/15/31	14,000	12,125
Netflix, Inc., 5.88%, 11/15/28	95,000	97,937
		144,632
IRON & STEEL - 0.1%
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	29,066
LODGING - 0.6%
Choice Hotels International, Inc., 5.85%, 8/1/34	45,000	44,438
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	143,425
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
LODGING - 0.6% (Continued)
Marriott International, Inc.
4.90%, 4/15/29	$50,000	$49,491
4.88%, 5/15/29	39,000	38,525
2.85%, 4/15/31	100,000	85,786
		361,665
MACHINERY-DIVERSIFIED - 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	46,117
MEDIA - 0.4%
Comcast Corp.
3.95%, 10/15/25	125,000	123,035
5.30%, 6/1/34	98,000	98,451
3.75%, 4/1/40	25,000	20,414
		241,900
MINING - 0.2%
Newmont Corp., 2.25%, 10/1/30	150,000	128,141
OIL & GAS - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	48,587
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	49,760
3.80%, 4/1/28	25,000	23,834
Phillips 66
3.85%, 4/9/25	25,000	24,669
3.90%, 3/15/28	150,000	143,797
		290,647
PHARMACEUTICALS - 1.1%
AbbVie, Inc.
4.95%, 3/15/31	90,000	89,877
4.05%, 11/21/39	107,000	93,228
Bristol-Myers Squibb Co.
2.95%, 3/15/32	50,000	43,344
5.20%, 2/22/34	73,000	72,989
6.25%, 11/15/53	45,000	48,571
Cigna Group (The)
5.13%, 5/15/31	35,000	34,786
4.80%, 8/15/38	75,000	69,147
CVS Health Corp., 4.78%, 3/25/38	200,000	179,037
		630,979
PIPELINES - 2.0%
Enbridge, Inc., 5.70%, 3/8/33	55,000	55,533
Energy Transfer LP
2.90%, 5/15/25	100,000	97,551
5.25%, 4/15/29	100,000	99,634
5.30%, 4/15/47	25,000	22,204
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	183,156	146,672
	Shares/ Principal	Fair Value
PIPELINES - 2.0% (Continued)
MPLX LP
4.80%, 2/15/29	$50,000	$49,038
2.65%, 8/15/30	125,000	107,883
4.50%, 4/15/38	75,000	65,642
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	109,000	108,771
5.00%, 3/15/27	100,000	99,158
Targa Resources Corp., 4.20%, 2/1/33	40,000	36,053
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	171,608
5.65%, 3/15/33	75,000	75,877
		1,135,624
REITS - 2.4%
Agree LP, 4.80%, 10/1/32	110,000	103,355
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	48,897
2.38%, 7/15/31	30,000	24,416
5.50%, 7/15/34	140,000	137,844
American Tower Corp., 2.40%, 3/15/25	125,000	122,016
Camden Property Trust, 2.80%, 5/15/30	75,000	66,526
Crown Castle, Inc., 3.65%, 9/1/27	75,000	71,299
CubeSmart LP, 2.50%, 2/15/32	15,000	12,285
Essex Portfolio LP, 3.00%, 1/15/30	75,000	66,669
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	35,140
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	44,299
Kilroy Realty LP, 4.75%, 12/15/28	79,000	74,756
Prologis LP, 4.63%, 1/15/33	75,000	71,971
Realty Income Corp.
4.88%, 6/1/26	75,000	74,312
3.40%, 1/15/30	100,000	91,126
Regency Centers LP, 2.95%, 9/15/29	125,000	112,286
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	95,000	98,382
UDR, Inc., 2.10%, 8/1/32	25,000	19,601
WP Carey, Inc.
4.00%, 2/1/25	30,000	29,642
3.85%, 7/15/29	75,000	70,088
2.40%, 2/1/31	25,000	20,772
		1,395,682
RETAIL - 0.8%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	100,000	87,178
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	47,574
AutoNation, Inc., 1.95%, 8/1/28	25,000	21,690
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	73,909
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	22,197
Lowe's Cos., Inc.
1.70%, 9/15/28	75,000	65,563
4.25%, 4/1/52	50,000	39,513

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
RETAIL - 0.8% (Continued)
McDonald's Corp., 4.45%, 9/1/48	$25,000	$21,077
Starbucks Corp., 4.00%, 11/15/28	75,000	72,270
		450,971
SEMICONDUCTORS - 1.1%
Broadcom, Inc.
4.15%, 4/15/32 (a)	53,000	48,989
3.42%, 4/15/33 (a)	150,000	129,538
3.47%, 4/15/34 (a)	165,000	140,985
Intel Corp.
5.20%, 2/10/33	100,000	100,036
5.15%, 2/21/34	28,000	27,719
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	45,337
2.50%, 5/11/31	125,000	104,902
2.65%, 2/15/32	75,000	62,481
		659,987
SOFTWARE - 1.8%
Constellation Software, Inc., 5.46%, 2/16/34 (a)	41,000	41,086
Fiserv, Inc., 4.20%, 10/1/28	100,000	96,149
Intuit, Inc., 1.65%, 7/15/30	205,000	170,252
Oracle Corp.
4.50%, 5/6/28	75,000	73,692
2.95%, 4/1/30	25,000	22,250
4.65%, 5/6/30	100,000	98,031
2.88%, 3/25/31	225,000	194,591
4.90%, 2/6/33	91,000	88,484
3.60%, 4/1/40	25,000	19,288
6.90%, 11/9/52	100,000	112,517
VMware LLC
1.80%, 8/15/28	25,000	21,906
2.20%, 8/15/31	75,000	61,051
Workday, Inc., 3.80%, 4/1/32	25,000	22,502
		1,021,799
TELECOMMUNICATIONS - 2.1%
AT&T, Inc.
2.55%, 12/1/33	123,000	98,017
4.90%, 8/15/37	50,000	46,917
4.85%, 3/1/39	85,000	78,075
3.50%, 6/1/41	100,000	76,782
3.65%, 6/1/51	25,000	17,752
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	204,080
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	80,627
3.88%, 4/15/30	167,000	156,215
5.20%, 1/15/33	150,000	148,687
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	225,704
	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 2.1% (Continued)
4.02%, 12/3/29	$25,000	$23,654
2.55%, 3/21/31	100,000	85,054
		1,241,564
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	71,732
FedEx Corp., 3.40%, 2/15/28	25,000	23,670
Union Pacific Corp., 2.80%, 2/14/32	100,000	86,446
		181,848
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29 (a)	48,000	47,625
TOTAL CORPORATE BONDS AND NOTES (Cost - $25,405,345)		24,019,128
AGENCY MORTGAGE BACKED SECURITIES - 28.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.6%
Freddie Mac Pool
4.00%, 3/1/50	391,517	364,695
3.00%, 12/1/50	589,260	513,085
2.50%, 9/1/51	803,889	668,934
4.50%, 6/1/52	528,085	504,764
		2,051,478
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.8%
Fannie Mae Pool
4.50%, 6/1/31	198,837	189,461
4.50%, 7/1/48	301,804	289,843
5.00%, 11/1/48	214,048	212,331
2.00%, 11/1/50	925,086	732,544
2.50%, 11/1/50	942,096	785,853
2.50%, 3/1/51	72,130	60,054
2.50%, 9/1/51	89,987	75,156
2.50%, 10/1/51	356,365	297,644
2.50%, 11/1/51	210,713	175,983
2.50%, 11/1/51	163,985	137,003
2.50%, 2/1/52	206,475	169,067
5.00%, 11/1/52	920,035	891,031
5.50%, 11/1/52	887,454	885,885
6.00%, 12/1/52	859,305	872,863
Freddie Mac Pool, 2.00%, 1/1/52	1,774,429	1,398,308
Ginnie Mae II Pool
3.50%, 6/20/52	989,748	891,342
5.50%, 5/20/54	1,705,929	1,695,662
		9,760,030
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.2%
Ginnie Mae, 2.00%, 8/20/51	399,686	320,804
Ginnie Mae II Pool
4.50%, 2/20/48	107,570	103,800
4.50%, 5/20/48	108,838	104,840
4.50%, 8/20/48	138,073	133,263

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.2% (Continued)
5.00%, 8/20/48	$28,204	$27,920
4.50%, 9/20/48	484,714	467,827
5.00%, 10/20/48	165,317	163,892
5.00%, 11/20/48	100,334	99,469
5.00%, 12/20/48	53,153	52,699
5.00%, 1/20/49	157,039	155,364
4.00%, 2/20/49	139,963	131,337
4.50%, 3/20/49	4,617	4,456
5.00%, 3/20/49	75,793	74,167
4.00%, 5/20/49	127,494	119,437
4.50%, 10/20/49	110,018	106,187
3.00%, 3/20/50	392,009	345,686
3.00%, 11/20/51	785,803	687,250
2.00%, 12/20/51	992,215	805,149
4.50%, 10/20/52	906,467	864,330
		4,767,877
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $17,419,042)		16,579,385
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 23.6%
1988 CLO 5 Ltd., 6.87%, (3 Month Term SOFR + 1.54%), 7/15/37 (a),(b)	250,000	250,000
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	115,259
Allegro CLO VIII Ltd., 6.69%, (3 Month Term SOFR + 1.36%), 7/15/31 (a),(b)	190,660	190,755
American Express Credit Account Master Trust, 3.39%, 5/15/27	175,000	171,852
Angel Oak Mortgage Trust 2021-6, 1.46%, 9/25/66 (a),(d)	64,683	50,894
Apidos CLO XV, 6.60%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	191,215	191,366
ARZ Trust 2024-BILT, 5.77%, 6/11/29 (a)	150,000	150,738
ASSURANT CLO LTD., 6.63%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	906,871	907,374
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	154,032
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (a)	94,100	94,151
BANK5 2024-5YR7, 5.77%, 6/15/57	100,000	101,386
Barclays Dryrock Issuance Trust
6.23%, (SOFR + 0.90%), 8/15/28 (b)	100,000	100,507
4.72%, 2/15/29	300,000	297,374
BBCMS Mortgage Trust 2024-5C25
6.15%, 3/15/57 (d)	150,000	150,195
6.36%, 3/15/57 (d)	100,000	102,427
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	105,933
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	130,177
BRAVO Residential Funding Trust 2024-NQM1, 5.94%, 12/1/63 (a),(c)	229,992	228,495
BX Commercial Mortgage Trust 2024-XL4, 6.77%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	196,991	196,272
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 23.6% (Continued)
BX Commercial Mortgage Trust 2024-XL5, 6.72%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	$95,898	$95,344
BX Trust 2021-ARIA, 7.09%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	50,000	49,123
BX Trust 2024-BIO, 6.97%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	200,000	199,279
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27	100,000	98,270
4.95%, 10/15/27	200,000	198,576
Carlyle US CLO 2024-2 Ltd., 7.38%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	250,482
CarVal CLO IX-C Ltd., 7.42%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	252,803
Cathedral Lake VIII Ltd., 8.21%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,073
CBAM 2018-5 Ltd., 6.60%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	284,903	285,080
CIFC Falcon 2020 Ltd., 6.59%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	300,000	300,000
Cifc Funding 2023-III Ltd., 6.92%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	301,884
Citibank Credit Card Issuance Trust, 5.23%, 12/8/27	125,000	124,873
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (a)	225,000	224,737
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	69,492	55,917
Connecticut Avenue Securities Trust
6.99%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	34,222
9.24%, (SOFR + 3.90%), 4/25/43 (a),(b)	10,000	10,719
7.84%, (SOFR + 2.50%), 10/25/43 (a),(b)	20,000	20,620
7.14%, (SOFR + 1.80%), 1/25/44 (a),(b)	50,000	50,597
7.14%, (SOFR + 1.80%), 2/25/44 (a),(b)	100,000	100,636
7.29%, (SOFR + 1.95%), 3/25/44 (a),(b)	50,000	50,251
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	196,943
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	100,000	83,312
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	325,000	324,237
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	188,344	188,332
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(c)	150,000	148,439
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28 (d)	50,000	50,298
6.00%, (SOFR + 0.68%), 2/25/33 (b)	92,042	92,047
4.90%, 10/25/33	150,000	151,017
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.99%, (SOFR + 1.65%), 1/25/34 (a),(b)	15,992	16,101

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 23.6% (Continued)
Freddie Mac STACR REMIC Trust 2022-DNA1, 6.34%, (SOFR + 1.00%), 1/25/42 (a),(b)	$47,202	$47,247
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.34%, (SOFR + 2.00%), 4/25/42 (a),(b)	17,483	17,690
Freddie Mac STACR REMIC Trust 2024-DNA2, 6.54%, (SOFR + 1.20%), 5/25/44 (a),(b)	168,490	168,787
Freddie Mac STACR REMIC Trust 2024-HQA1
6.59%, (SOFR + 1.25%), 3/25/44 (a),(b)	171,292	171,718
6.59%, (SOFR + 1.25%), 3/25/44 (a),(b)	114,404	114,470
7.34%, (SOFR + 2.00%), 3/25/44 (a),(b)	50,000	50,255
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	123,405	123,505
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	200,000	199,484
GoldenTree Loan Management US CLO 19 Ltd., 6.82%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	251,780
Halseypoint CLO 7 Ltd., 7.57%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	252,611
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	252,028
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (a)	224,914	224,180
Hyundai Auto Receivables Trust 2023-A, 5.19%, 12/15/25	71,362	71,292
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/5/39 (a)	100,000	89,319
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	95,575	76,191
JP Morgan Mortgage Trust 2023-10, 6.00%, 5/25/54 (a),(d)	21,418	21,277
JP Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	230,087	228,649
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	42,425	42,480
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	208,940
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	325,000	323,757
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	50,814	50,780
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	50,491
OBX 2024-NQM1 Trust, 5.93%, 11/25/63 (a),(c)	184,357	183,269
OBX 2024-NQM4 Trust, 6.07%, 1/25/64 (a),(c)	239,535	238,595
OBX 2024-NQM6 Trust, 6.45%, 2/25/64 (a),(c)	244,961	245,443
	Shares/ Principal		Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 23.6% (Continued)
OCP CLO 2019-16 Ltd., 6.56%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)		$249,273	$249,406
Palmer Square Loan Funding 2022-2 Ltd., 6.60%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)		165,991	166,105
Post CLO 2018-1 Ltd., 6.64%, (3 Month Term SOFR + 1.31%), 4/16/31 (a),(b)		302,387	302,685
Santander Drive Auto Receivables Trust 2023-6, 6.08%, 5/17/27		103,421	103,556
Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27		95,704	95,749
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)		150,000	138,872
TICP CLO X Ltd., 6.59%, (3 Month Term SOFR + 1.26%), 4/20/31 (a),(b)		830,888	831,751
TYSN 2023-CRNR Mortgage Trust, 6.80%, 12/10/33 (a),(d)		200,000	206,463
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)		5,485	4,914
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26		91,302	91,196
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $13,807,465)			13,688,334
U.S. TREASURY SECURITIES AND AGENCY BONDS - 1.9%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		290,000	259,044
3.50%, 9/1/32		40,000	36,872
2.85%, 3/28/34		370,000	318,360
1.70%, 4/23/35		540,000	405,179
Federal Home Loan Banks, 4.75%, 12/10/32		80,000	80,775
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $1,301,158)			1,100,230
SOVEREIGN DEBTS - 1.0%
Chile Government International Bond, 4.95%, 1/5/36		200,000	191,589
Mexico Government International Bond, 3.25%, 4/16/30		290,000	255,107
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	11,323
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	29,134
Romanian Government International Bond
3.00%, 2/27/27 (a)		30,000	27,892
2.12%, 7/16/31	EUR	30,000	25,842
6.38%, 1/30/34		80,000	80,457
TOTAL SOVEREIGN DEBTS (Cost - $685,566)			621,344

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 0.9%
Metropolitan Transportation Authority
5.99%, 11/15/30 (e)	$25,000	$25,543
5.18%, 11/15/49 (e)	15,000	13,530
New Jersey Turnpike Authority, 7.10%, 1/1/41 (e)	25,000	28,562
State of California, 7.60%, 11/1/40	175,000	209,660
State of Illinois, 5.10%, 6/1/33 (e)	249,412	244,725
TOTAL MUNICIPAL BONDS (Cost - $571,615)		522,020
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21% (f) (Cost - $96,062)	96,062	96,062
TOTAL SHORT-TERM INVESTMENTS (Cost - $96,062)		96,062
TOTAL INVESTMENTS - 97.6% (Cost - $59,286,253)		$56,626,503
OTHER ASSETS LESS LIABILITIES - NET 2.4%		1,386,588
TOTAL NET ASSETS - 100.0%		$58,013,091

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2024, these securities amounted to $11,988,915 or 20.7% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  Step coupon.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Sinking bond security.

(f)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	Morgan Stanley	23	9/19/2024	$2,529,641	$12,594
U.S. 2 Year Note Future	Morgan Stanley	8	9/30/2024	1,633,750	(967)
U.S. 5 Year Note Future	Morgan Stanley	60	9/30/2024	6,394,688	41,478
U.S. Long Bond Future	Morgan Stanley	17	9/19/2024	2,011,312	18,127
U.S. Ultra Bond Future	Morgan Stanley	30	9/19/2024	3,760,312	26,767
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$97,999

INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	3 Month Euribor	Receives 2.38%	11/28/25	1,070,000	$2,948	$2,391	$557
Bank of America	Call - IRS SWAPTION	3 Month Euribor	Receives 2.50%	05/29/25	1,050,000	1,955	1,428	527
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$4,903	$3,819	$1,084

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.33%	05/29/25	120,000	$(1,622)	$(1,557)	$(65)
Bank of America	Call - IRS SWAPTION	6 Month Euribor	Receives 2.40%	11/28/25	120,000	(2,601)	(2,529)	(72)
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(4,223)	$(4,086)	$(137)

*  The Fund may receive or pay a variable rate.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR- COMPOUND	3.5%	04/21/25	150,000	USD	$2,542	$(38)	$2,580
Morgan Stanley	Annually	SOFR- COMPOUND	4.2235%	04/13/26	360,000	USD	77	(56)	133
Morgan Stanley	Annually	SOFR- COMPOUND	4.4267%	04/16/26	630,000	USD	(1,117)	384	(1,501)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.98%	04/24/26	1,210,000	EUR	(235)	(106)	(129)
Morgan Stanley	Annually	SOFR- COMPOUND	4.1724%	05/20/26	380,000	USD	(18)	(312)	294
Morgan Stanley	Annually	4.7301%	SOFR- COMPOUND	06/30/26	1,880,000	USD	8,088	739	7,349
Morgan Stanley	Annually		2.25%	09/18/26	600,000	EUR	7,822	7,577	245
Morgan Stanley	Semi-Annually	4.25%		09/18/26	23,240,000	NOK	(2,510)	3,420	(5,930)
Morgan Stanley	Quarterly	3%		09/18/26	20,300,000	SEK	8,193	6,353	1,840
Morgan Stanley	Quarterly		4%	09/18/26	4,990,000	AUD	16,981	1,891	15,090
Morgan Stanley	Semi-Annually	3.5%	Canadian Overnight Repo Rate Average	09/18/26	1,210,000	CAD	(4,815)	(4,425)	(390)
Morgan Stanley	Annually	4%		09/18/26	1,130,000	GBP	(9,886)	(9,783)	(103)
Morgan Stanley	Annually	SOFR- COMPOUND	3.75%	09/18/26	1,450,000	USD	17,607	17,019	588
Morgan Stanley	Annually	SOFR- COMPOUND	4.25%	09/28/26	230,000	USD	558	264	294
Morgan Stanley	Semi-Annually	6 Month Euribor	3%	09/28/26	230,000	EUR	346	–	346
Morgan Stanley	Annually		4.25%	09/28/26	210,000	GBP	531	(14)	545
Morgan Stanley	Quarterly		4%	09/28/26	370,000	AUD	1,242	468	774
Morgan Stanley	Annually	3.8045%	SOFR- COMPOUND	04/13/28	760,000	USD	1,193	222	971
Morgan Stanley	Semi-Annually	2.5%	6 Month Euribor	05/15/28	1,350,000	EUR	(4,147)	(1,944)	(2,203)
Morgan Stanley	Annually	SOFR- COMPOUND	4.3012%	11/30/28	3,680,000	USD	(37,051)	(973)	(36,078)
Morgan Stanley	Annually	3.75%		09/18/29	370,000	GBP	(3,235)	(3,176)	(59)
Morgan Stanley	Annually		0.5%	09/18/29	487,200,000	JPY	34,891	32,274	2,617
Morgan Stanley	Quarterly	4.5%	3 Month New Zealand Dollar Bank Bill Rate	09/18/29	590,000	NZD	1,727	149	1,578
Morgan Stanley	Annually	4.0246%	SOFR-COMPOUND	04/16/30	1,090,000	USD	10,411	(4,454)	14,865
Morgan Stanley	Semi-Annually	2.71%	6 Month Euribor	04/24/30	930,000	EUR	(369)	1,479	(1,848)
Morgan Stanley	Annually	SOFR- COMPOUND	2.68%	07/28/32	650,000	USD	26,290	23,118	3,172
Morgan Stanley	Semi-Annually	3%	6 Month Euribor	11/10/33	170,000	EUR	1,854	3,700	(1,846)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.535%	01/19/34	900,000	EUR	10,965	903	10,062
Morgan Stanley	Annually	2.37%	Euro Short-Term Rate	01/19/34	900,000	EUR	(13,359)	(781)	(12,578)
Morgan Stanley	Annually	3.7898%	SOFR-COMPOUND	05/22/34	640,000	USD	555	1,918	(1,363)
Morgan Stanley	Quarterly	3 Month New Zealand Dollar Bank Bill Rate	4.75%	09/18/34	10,000	NZD	(133)	(134)	1
Morgan Stanley	Quarterly	2.75%		09/18/34	1,070,000	SEK	1,593	1,571	22
Morgan Stanley	Annually	1.25%		09/18/34	100,000	CHF	2,955	1,132	1,823
Morgan Stanley	Semi-Annually	4.5%		09/18/34	80,000	AUD	(195)	(40)	(155)
Morgan Stanley	Semi-Annually	3.25%	Canadian Overnight Repo Rate Average	09/18/34	110,000	CAD	(1,063)	(1,223)	160
Morgan Stanley	Annually	SOFR- COMPOUND	3.75%	09/18/34	90,000	USD	988	794	194
Morgan Stanley	Semi-Annually	2.5%	6 Month Euribor	09/18/34	400,000	EUR	(11,478)	(8,945)	(2,533)
Morgan Stanley	Annually		3.5%	09/18/34	40,000	GBP	1,383	1,364	19
Morgan Stanley	Semi-Annually		3.75%	09/18/34	920,000	NOK	101	(529)	630
Morgan Stanley	Annually	SOFR- COMPOUND	3.9924%	04/16/35	600,000	USD	(8,932)	4,943	(13,875)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.74%	04/24/35	500,000	EUR	$1,398	$(764)	$2,162
Morgan Stanley	Annually	2.91%	SOFR-COMPOUND	07/28/37	1,690,000	USD	(54,550)	(47,290)	(7,260)
Morgan Stanley	Semi-Annually	2.152%	6 Month Euribor	08/10/37	600,000	EUR	(18,093)	(19,349)	1,256
Morgan Stanley	Annually	3.3912%	SOFR-COMPOUND	05/10/38	260,000	USD	(4,313)	(1,595)	(2,718)
Morgan Stanley	Semi-Annually	3%	6 Month Euribor	01/25/39	370,000	EUR	1,405	1,367	38
Morgan Stanley	Semi-Annually	6 Month Euribor	1.4515%	08/11/42	1,540,000	EUR	65,764	54,177	11,587
Morgan Stanley	Semi-Annually	6 Month Euribor	2.5%	01/25/44	890,000	EUR	(49)	(1,026)	977
Morgan Stanley	Annually	SOFR- COMPOUND	2.08%	07/29/47	1,590,000	USD	48,115	41,220	6,895
Morgan Stanley	Semi-Annually	1.051%	6 Month Euribor	08/12/47	900,000	EUR	(29,979)	(22,370)	(7,609)
Morgan Stanley	Semi-Annually	2%	6 Month Euribor	01/25/49	530,000	EUR	153	(160)	313
Morgan Stanley	Annually	SOFR- COMPOUND	2.5641%	05/12/53	250,000	USD	6,024	7,550	(1,526)
Morgan Stanley	Semi-Annually	6 Month Euribor	2%	05/19/53	290,000	EUR	4,776	2,993	1,783
Morgan Stanley	Semi-Annually	6 Month Euribor	2.5%	11/10/53	100,000	EUR	(3,229)	(4,993)	1,764
Morgan Stanley	Annually	SOFR- COMPOUND	3.3801%	04/13/54	210,000	USD	(541)	(307)	(234)
Morgan Stanley	Annually	SOFR- COMPOUND	3.3435%	05/20/54	360,000	USD	(270)	(894)	624
Morgan Stanley	Semi-Annually	6 Month Euribor	2.5%	09/18/54	220,000	EUR	1,320	(79)	1,399
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS							$78,281	$83,229	$(4,948)

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	-	BBB+	06/20/26	$325,000	$5,605	$1,739	$3,866
Morgan Stanley	CDX.NA.IG.40	Quarterly	Buy	1.00%	-	BBB	06/20/28	476,577	10,180	6,134	4,046
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	-	0	06/20/29	2,550,000	52,966	52,036	930
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$68,751	$59,909	$8,842

*  Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
07/30/24	Morgan Stanley	40,865	EUR	37,786	USD	$304
07/30/24	Morgan Stanley	56,336	USD	60,604	EUR	(132)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$172

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2024

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

During the six-month period ended June 30, 2024, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio purchased securities from underwriting syndicates whose members include affiliated persons of the purchasing Fund. These transactions complied with Rule 10f-3 under the 1940 Act. The transactions were as follows:

Acquisition Date	Description	Coupon Rate	Maturity Date	Shares	Acquisition Price	Acquisition Cost
2/15/2024	Intel Corp.	5.15%	5/6/2028	43,000	$99.71	$42,874
2/20/2024	Marriott International, Inc.	4.88%	2/6/2033	39,000	98.79	38,527
2/21/2024	Cisco Systems, Inc.	5.05%	5/6/2030	67,000	99.90	66,932
2/23/2024	Solventum Corp.	5.60%	2/10/2033	60,000	99.93	59,960
2/23/2024	Solventum Corp.	5.40%	3/2/2033	65,000	99.85	64,901
4/1/2024	General Motors Financial, Co.	5.95%	3/2/2030	78,000	99.98	77,983
4/2/2024	Amphenol Corp.	5.25%	3/15/2053	66,000	99.90	65,934
4/24/2024	BMO Mortgage Trust	6.34%	3/22/2033	125,000	103.00	128,750
4/29/2024	Boeing, Co.	6.86%	3/22/2063	58,000	100.00	58,000
5/20/2024	Comcast Corp.	5.30%	4/15/2053	98,000	99.67	97,675
5/21/2024	Allegen U.S. Holding, Co.	5.60%	4/15/2029	45,000	99.67	44,850
6/3/2024	Hyatt Hotels Corp.	5.50%	4/24/2033	107,000	98.86	105,780
6/25/2024	Choice Hotels International, Inc.	5.85%	5/19/2023	45,000	98.93	44,518

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$49,068,950	$417,479,168	$66,258,894	$114,791,313
Investments in securities, at fair value	$56,868,188	$634,234,660	$100,693,300	$134,489,825
Cash	-	-	2	12,998
Foreign cash (cost $-, $-, $- and $453,879, respectively)	-	-	-	449,148
Deposit with broker for futures contracts	-	393,571	111,581	-
Segregated cash for derivatives	-	-	-	572,362
Unrealized appreciation on futures contracts, net	-	22,554	-	73,007
Receivable for securities sold	-	3,267,806	13,806,687	-
Receivable for portfolio shares sold	79,642	-	-	-
Interest and dividends receivable	2,067	314,399	28,006	241,096
Dividend tax reclaim receivable	-	59,075	39	639,751
Prepaid expenses	1,243	12,613	1,954	56,823
Total Assets	56,951,140	638,304,678	114,641,569	136,535,010
Liabilities:
Unrealized depreciation on futures contracts, net	-	-	23,806	-
Due to custodian	-	605	-	-
Payable for securities purchased	-	2,892,535	13,879,470	24,684
Payable for portfolio shares redeemed	677	336,993	155,303	82,743
Accrued distribution (12b-1) fees	2,474	7,265	5,361	9,187
Accrued investment advisory fees	10,233	201,513	29,962	62,314
Regulatory and compliance fees payable	229	2,244	357	553
Administrative service fees payable	3,257	32,219	5,424	8,389
Accrued expenses and other liabilities	4,581	71,213	12,621	23,021
Total Liabilities	21,451	3,544,587	14,112,304	210,891
Net Assets	$56,929,689	$634,760,091	$100,529,265	$136,324,119
Composition of Net Assets:
Paid-in capital	$43,594,384	$344,353,236	$48,699,698	$123,679,580
Total distributable earnings	13,335,305	290,406,855	51,829,567	12,644,539
Net Assets	$56,929,689	$634,760,091	$100,529,265	$136,324,119
Class I Shares:
Net Assets	$44,805,107	$599,136,323	$73,688,028	$91,650,712
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,875,149	37,737,230	3,814,443	8,542,284
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.56	$15.88	$19.32	$10.73
Class II Shares:
Net Assets	$12,124,582	$35,623,768	$26,841,237	$44,673,407
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,051,835	2,249,444	1,391,440	4,173,056
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.53	$15.84	$19.29	$10.71

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2024 (Unaudited)

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$224,299,521	$200,142,315	$46,727,504	$59,286,253
Investments in securities, at fair value	$257,973,916	$228,286,657	$47,566,807	$56,626,503
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $3,819, respectively)	-	-	-	4,903
Premiums paid on open swap contracts, net	-	-	-	143,138
Foreign cash (cost $-, $-, $- and $44,774, respectively)	-	-	-	44,218
Deposit with broker for futures contracts	145,351	126,943	23,014	565,450
Unrealized appreciation on forward foreign currency contracts	-	-	-	304
Unrealized appreciation on futures contracts, net	9,724	4,582	22,135	97,999
Unrealized appreciation on swap contracts, net	-	-	-	3,894
Receivable for securities sold	50,807,717	6,946,270	-	1,114,655
Receivable for portfolio shares sold	-	-	-	131,701
Interest and dividends receivable	71,463	208,885	904,114	450,102
Dividend tax reclaim receivable	439	152	716	-
Prepaid expenses	5,434	4,912	1,086	6,287
Total Assets	309,014,044	235,578,401	48,517,872	59,189,154
Liabilities:
Swaptions written, at fair value (premiums received $-, $-, $- and $4,086, respectively)	-	-	-	4,223
Unrealized depreciation on forward foreign currency contracts	-	-	-	132
Due to custodian	54,615	1,225	48,726	1,539
Payable for securities purchased	50,477,341	6,630,677	175,590	1,146,038
Payable for portfolio shares redeemed	68,899	349,190	112,463	-
Accrued distribution (12b-1) fees	22,295	1,366	128	-
Accrued investment advisory fees	113,459	84,480	19,813	16,195
Regulatory and compliance fees payable	1,025	862	198	244
Administrative service fees payable	15,823	11,834	2,451	2,949
Accrued expenses and other liabilities	22,841	31,008	5,889	4,743
Total Liabilities	50,776,298	7,110,642	365,258	1,176,063
Net Assets	$258,237,746	$228,467,759	$48,152,614	$58,013,091
Composition of Net Assets:
Paid-in capital	$228,721,396	$170,074,250	$52,042,656	$65,566,685
Total distributable earnings (losses)	29,516,350	58,393,509	(3,890,042)	(7,553,594)
Net Assets	$258,237,746	$228,467,759	$48,152,614	$58,013,091
Class I Shares:
Net Assets	$148,661,509	$221,791,312	$47,525,305	$58,013,091
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	11,726,764	18,598,585	5,110,056	6,691,405
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.68	$11.93	$9.30	$8.67
Class II Shares:
Net Assets	$109,576,237	$6,676,447	$627,309	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	8,688,254	559,404	67,419	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.61	$11.93	$9.30	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income*	$581,408	$3,942,682	$363,198	$2,042,290
Interest income	11,972	222,198	45,468	224,967
Total Investment Income	593,380	4,164,880	408,666	2,267,257
Expenses:
Investment advisory fee	61,773	1,182,407	174,010	406,933
Distribution fees (12b-1) - Class II Shares	14,787	43,221	30,536	55,403
Administrative service fees	9,211	99,462	15,428	22,250
Legal fees	8,682	91,559	14,201	20,921
Trustees fees	3,320	33,760	5,214	7,953
Custody fees	1,395	17,262	6,888	51,027
Regulatory and compliance fees	1,316	13,914	2,161	3,172
Miscellaneous expenses	11,131	113,981	17,747	51,550
Total Expenses	111,615	1,595,566	266,185	619,209
Expenses waived	-	-	-	(28,012)
Net Expenses	111,615	1,595,566	266,185	591,197
Net Investment Income	481,765	2,569,314	142,481	1,676,060
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,162,569	42,538,246	16,659,489	807,023
Futures contracts	-	1,225,621	256,542	1,002,350
Foreign currency translations	-	(9)	-	(16,339)
	3,162,569	43,763,858	16,916,031	1,793,034
Net change in unrealized appreciation/(depreciation) on:
Investments	578,295	49,682,420	206,896	4,964,524
Futures contracts	-	(186,249)	(50,730)	(146,626)
Foreign currency translations	-	(809)	-	(40,616)
	578,295	49,495,362	156,166	4,777,282
Net Realized and Change in Unrealized Gain	3,740,864	93,259,220	17,072,197	6,570,316
Net Increase in Net Assets Resulting from Operations	$4,222,629	$95,828,534	$17,214,678	$8,246,376
* Foreign taxes withheld	$-	$607	$98	$275,576

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2024 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income*	$913,725	$2,415,259	$-	$-
Interest income**	96,843	85,178	1,885,044	1,292,461
Interest income from affiliates	-	-	15,894	-
Total Investment Income	1,010,568	2,500,437	1,900,938	1,292,461
Expenses:
Investment advisory fee	695,823	514,402	120,714	98,605
Distribution fees (12b-1) - Class II Shares	136,593	8,358	686	-
Administrative service fees	42,301	37,501	7,920	9,515
Legal fees	39,732	34,976	7,471	9,018
Trustees fees	14,727	13,188	2,874	3,482
Custody fees	12,697	11,662	3,529	9,880
Regulatory and compliance fees	6,033	5,303	1,133	1,368
Miscellaneous expenses	49,140	43,858	9,633	11,647
Total Expenses	997,046	669,248	153,960	143,515
Net Expenses	997,046	669,248	153,960	143,515
Net Investment Income	13,522	1,831,189	1,746,978	1,148,946
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	28,329,979	16,641,866	86,195	(503,728)
Investments in affiliated securities	-	-	16,956	-
Futures contracts	471,793	495,218	(32,330)	(204,415)
Swap contracts	-	-	-	33,383
Forward foreign currency contracts	-	-	-	(2,569)
Foreign currency translations	-	-	-	(2,184)
	28,801,772	17,137,084	70,821	(679,513)
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,804,818)	(401,097)	(222,302)	(438,575)
Investments in affiliated securities	-	-	(20,725)	-
Futures contracts	(20,676)	(88,843)	(6,692)	(302,958)
Swap contracts	-	-	-	(26,849)
Swaptions	-	-	-	947
Forward foreign currency contracts	-	-	-	2,740
Foreign currency translations	-	-	-	(2,684)
	(8,825,494)	(489,940)	(249,719)	(767,379)
Net Realized and Change in Unrealized Gain/(Loss)	19,976,278	16,647,144	(178,898)	(1,446,892)
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,989,800	$18,478,333	$1,568,080	$(297,946)
* Foreign taxes withheld	$386	$379	$-	$-
** Foreign taxes withheld	$-	$-	$205	$-
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$481,765	$1,231,898	$2,569,314	$5,746,732
Net realized gain	3,162,569	1,267,746	43,763,858	30,541,590
Net change in unrealized appreciation	578,295	5,494,641	49,495,362	93,105,275
Net increase in net assets resulting from operations	4,222,629	7,994,285	95,828,534	129,393,597
From Distributions to Shareholders:
Class I	-	(1,978,815)	-	(5,766,284)
Class II	-	(483,203)	-	(278,435)
Total distributions paid	-	(2,462,018)	-	(6,044,719)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	436,191	1,556,830	692,721	2,361,917
Class II	142,975	988,244	1,048,514	4,227,058
Reinvestment of distributions
Class I	-	1,978,816	-	5,766,284
Class II	-	483,202	-	278,435
Cost of shares redeemed
Class I	(4,107,632)	(7,912,136)	(42,008,764)	(61,673,749)
Class II	(675,810)	(2,882,470)	(4,597,080)	(7,595,265)
Net decrease in net assets from share transactions of beneficial interest	(4,204,276)	(5,787,514)	(44,864,609)	(56,635,320)
Total increase (decrease) in net assets	18,353	(255,247)	50,963,925	66,713,558
Net Assets:
Beginning of period	56,911,336	57,166,583	583,796,166	517,082,608
End of period	$56,929,689	$56,911,336	$634,760,091	$583,796,166
Share Activity:
Class I
Shares sold	39,138	152,460	48,384	199,846
Shares reinvested	-	208,077	-	492,845
Shares redeemed	(371,250)	(764,264)	(2,868,364)	(5,035,070)
Net decrease in shares of beneficial interest outstanding	(332,112)	(403,727)	(2,819,980)	(4,342,379)
Share Activity:
Class II
Shares sold	12,610	94,030	72,150	355,825
Shares reinvested	-	50,917	-	23,818
Shares redeemed	(61,094)	(280,376)	(314,289)	(624,329)
Net decrease in shares of beneficial interest outstanding	(48,484)	(135,429)	(242,139)	(244,686)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$142,481	$346,958	$1,676,060	$2,228,745
Net realized gain	16,916,031	7,218,618	1,793,034	3,254,819
Net change in unrealized appreciation	156,166	21,300,067	4,777,282	14,039,234
Net increase in net assets resulting from operations	17,214,678	28,865,643	8,246,376	19,522,798
From Distributions to Shareholders:
Class I	-	(346,599)	-	(2,265,058)
Class II	-	(66,398)	-	(984,538)
Total distributions paid	-	(412,997)	-	(3,249,596)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	2,081,292	2,653,304	433,960	1,264,671
Class II	1,466,396	2,514,177	509,039	1,943,900
Reinvestment of distributions
Class I	-	346,599	-	2,265,058
Class II	-	66,398	-	984,538
Cost of shares redeemed
Class I	(9,003,863)	(14,249,667)	(7,078,114)	(13,225,425)
Class II	(2,217,567)	(4,776,439)	(3,111,001)	(5,495,036)
Net decrease in net assets from share transactions of beneficial interest	(7,673,742)	(13,445,628)	(9,246,116)	(12,262,294)
Total increase (decrease) in net assets	9,540,936	15,007,018	(999,740)	4,010,908
Net Assets:
Beginning of period	90,988,329	75,981,311	137,323,859	133,312,951
End of period	$100,529,265	$90,988,329	$136,324,119	$137,323,859
Share Activity:
Class I
Shares sold	116,361	187,301	41,763	131,144
Shares reinvested	-	25,448	-	255,074
Shares redeemed	(515,024)	(1,032,041)	(680,975)	(1,372,535)
Net decrease in shares of beneficial interest outstanding	(398,663)	(819,292)	(639,212)	(986,317)
Share Activity:
Class II
Shares sold	81,408	192,197	49,298	201,789
Shares reinvested	-	4,871	-	110,996
Shares redeemed	(126,935)	(345,113)	(300,496)	(570,063)
Net decrease in shares of beneficial interest outstanding	(45,527)	(148,045)	(251,198)	(257,278)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$13,522	$391,518	$1,831,189	$3,764,771
Net realized gain	28,801,772	14,321,888	17,137,084	11,649,439
Net change in unrealized appreciation (depreciation)	(8,825,494)	38,181,775	(489,940)	13,587,831
Net increase in net assets resulting from operations	19,989,800	52,895,181	18,478,333	29,002,041
From Distributions to Shareholders:
Class I	-	(288,537)	-	(4,837,506)
Class II	-	(20,366)	-	(128,428)
Total distributions paid	-	(308,903)	-	(4,965,934)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	27,331	873,547	630,581	2,568,017
Class II	259,049	1,052,403	2,130	207,600
Reinvestment of distributions
Class I	-	288,537	-	4,837,506
Class II	-	20,366	-	128,428
Cost of shares redeemed
Class I	(10,318,554)	(21,234,575)	(16,138,076)	(29,296,208)
Class II	(7,233,687)	(14,064,816)	(454,825)	(877,498)
Net decrease in net assets from share transactions of beneficial interest	(17,265,861)	(33,064,538)	(15,960,190)	(22,432,155)
Total increase in net assets	2,723,939	19,521,740	2,518,143	1,603,952
Net Assets:
Beginning of period	255,513,807	235,992,067	225,949,616	224,345,664
End of period	$258,237,746	$255,513,807	$228,467,759	$225,949,616
Share Activity:
Class I
Shares sold	2,161	84,460	53,924	255,457
Shares reinvested	-	30,150	-	510,285
Shares redeemed	(839,477)	(2,036,661)	(1,391,318)	(2,839,671)
Net decrease in shares of beneficial interest outstanding	(837,316)	(1,922,051)	(1,337,394)	(2,073,929)
Share Activity:
Class II
Shares sold	20,962	101,770	185	19,961
Shares reinvested	-	2,135	-	13,505
Shares redeemed	(592,576)	(1,361,773)	(39,007)	(85,419)
Net decrease in shares of beneficial interest outstanding	(571,614)	(1,257,868)	(38,822)	(51,953)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,746,978	$3,364,715	$1,148,946	$2,217,496
Net realized gain (loss)	70,821	(2,097,709)	(679,513)	(1,665,929)
Net change in unrealized appreciation (depreciation)	(249,719)	4,433,838	(767,379)	2,796,223
Net increase (decrease) in net assets resulting from operations	1,568,080	5,700,844	(297,946)	3,347,790
From Distributions to Shareholders:
Class I	-	(2,969,701)	-	(1,538,205)
Class II	-	(32,439)	-	-
Total distributions paid	-	(3,002,140)	-	(1,538,205)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	220,391	2,550,446	1,888,156	4,941,004
Class II	95,436	11,463	-	-
Reinvestment of distributions
Class I	-	2,969,701	-	1,538,205
Class II	-	32,439	-	-
Cost of shares redeemed
Class I	(3,281,063)	(8,508,200)	(3,411,769)	(9,505,017)
Class II	(15,029)	(134,292)	-	-
Net decrease in net assets from share transactions of beneficial interest	(2,980,265)	(3,078,443)	(1,523,613)	(3,025,808)
Total decrease in net assets	(1,412,185)	(379,739)	(1,821,559)	(1,216,223)
Net Assets:
Beginning of period	49,564,799	49,944,538	59,834,650	61,050,873
End of period	$48,152,614	$49,564,799	$58,013,091	$59,834,650
Share Activity:
Class I
Shares sold	24,329	289,660	220,013	575,273
Shares reinvested	-	358,659	-	192,035
Shares redeemed	(360,436)	(961,203)	(397,034)	(1,108,340)
Net decrease in shares of beneficial interest outstanding	(336,107)	(312,884)	(177,021)	(341,032)
Share Activity:
Class II
Shares sold	10,324	1,272	-	-
Shares reinvested	-	3,908	-	-
Shares redeemed	(1,651)	(15,237)	-	-
Net increase (decrease) in shares of beneficial interest outstanding	8,673	(10,057)	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.73		$9.78	$13.17	$12.45	$11.42	$9.62
Income from investment operations:
Net investment income (a,b)	0.10		0.23	0.22	0.20	0.19	0.23
Net realized and unrealized gain (loss) (c)	0.73		1.20	(2.01)	1.20	1.40	1.79
Total income (loss) from investment operations	0.83		1.43	(1.79)	1.40	1.59	2.02
Less distributions from:
Net investment income	-		(0.24)	(0.23)	(0.23)	(0.27)	(0.22)
Net realized gains	-		(0.24)	(1.37)	(0.45)	(0.29)	-
Total distributions from net investment income and net realized gains	-		(0.48)	(1.60)	(0.68)	(0.56)	(0.22)
Net asset value, end of period	$11.56		$10.73	$9.78	$13.17	$12.45	$11.42
Total return (d)	7.74%		15.26%	(13.42)%	11.33%	14.46%	21.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$44,805		$45,130	$45,106	$61,826	$64,791	$66,410
Ratio of net expenses to average net assets (e)	0.34	% (f)	0.34%	0.33%	0.31%	0.31%	0.31%
Ratio of gross expenses to average net assets (e,g)	0.34	% (f)	0.34%	0.33%	0.32%	0.33%	0.34%
Ratio of net investment income to average net assets (b,e)	1.77	% (f)	2.22%	1.91%	1.52%	1.69%	2.15%
Portfolio turnover rate	46	% (h)	73%	62%	73%	85%	61%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.71		$9.76	$13.13	$12.41	$11.39	$9.61
Income from investment operations:
Net investment income (a,b)	0.08		0.20	0.19	0.17	0.17	0.21
Net realized and unrealized gain (loss) (c)	0.74		1.20	(2.00)	1.19	1.38	1.78
Total income (loss) from investment operations	0.82		1.40	(1.81)	1.36	1.55	1.99
Less distributions from:
Net investment income	-		(0.21)	(0.19)	(0.19)	(0.24)	(0.21)
Net realized gains	-		(0.24)	(1.37)	(0.45)	(0.29)	-
Total distributions from net investment income and net realized gains	-		(0.45)	(1.56)	(0.64)	(0.53)	(0.21)
Net asset value, end of period	$11.53		$10.71	$9.76	$13.13	$12.41	$11.39
Total return (d)	7.66%		14.93%	(13.58)%	11.04%	14.13%	20.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$12,125		$11,782	$12,060	$15,826	$16,205	$15,568
Ratio of net expenses to average net assets (e)	0.59	% (f)	0.59%	0.58%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets (e,g)	0.59	% (f)	0.59%	0.58%	0.57%	0.58%	0.59%
Ratio of net investment income to average net assets (b,e)	1.53	% (f)	1.96%	1.68%	1.28%	1.45%	1.91%
Portfolio turnover rate	46	% (h)	73%	62%	73%	85%	61%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.56		$10.86	$17.10	$13.98		$12.39	$9.74
Income from investment operations:
Net investment income (a)	0.06		0.13	0.16	0.13		0.15	0.17
Net realized and unrealized gain (loss) (b)	2.26		2.71	(3.35)	3.84		2.19	2.66
Total income (loss) from investment operations	2.32		2.84	(3.19)	3.97		2.34	2.83
Less distributions from:
Net investment income	-		(0.14)	(0.16)	(0.15)		(0.20)	(0.18)
Net realized gains	-		-	(2.89)	(0.70)		(0.55)	-
Total distributions from net investment income and net realized gains	-		(0.14)	(3.05)	(0.85)		(0.75)	(0.18)
Net asset value, end of period	$15.88		$13.56	$10.86	$17.10		$13.98	$12.39
Total return (c)	17.11%		26.36%	(18.89)%	28.67%		19.69%	29.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$599,136		$550,048	$487,420	$674,859		$575,095	$547,724
Ratio of net expenses to average net assets	0.51	% (d)	0.51%	0.50%	0.49%		0.48%	0.48%
Ratio of gross expenses to average net assets (e)	0.51	% (d)	0.52%	0.50%	0.49%		0.50%	0.50%
Ratio of net investment income to average net assets	0.86	% (d)	1.06%	1.12%	0.79%		1.23%	1.53%
Portfolio turnover rate	53	% (f)	111%	106%	109	% (g)	122%	130%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.55		$10.84	$17.07	$13.96		$12.37	$9.72
Income from investment operations:
Net investment income (a)	0.04		0.10	0.12	0.09		0.12	0.14
Net realized and unrealized gain (loss) (b)	2.25		2.72	(3.34)	3.83		2.18	2.66
Total income (loss) from investment operations	2.29		2.82	(3.22)	3.92		2.30	2.80
Less distributions from:
Net investment income	-		(0.11)	(0.12)	(0.11)		(0.16)	(0.15)
Net realized gains	-		-	(2.89)	(0.70)		(0.55)	-
Total distributions from net investment income and net realized gains	-		(0.11)	(3.01)	(0.81)		(0.71)	(0.15)
Net asset value, end of period	$15.84		$13.55	$10.84	$17.07		$13.96	$12.37
Total return (c)	16.90%		26.17%	(19.12)%	28.35%		19.42%	28.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$35,624		$33,749	$29,662	$42,672		$36,731	$35,116
Ratio of net expenses to average net assets	0.76	% (d)	0.76%	0.75%	0.74%		0.73%	0.73%
Ratio of gross expenses to average net assets (e)	0.76	% (d)	0.77%	0.75%	0.74%		0.75%	0.75%
Ratio of net investment income to average net assets	0.61	% (d)	0.81%	0.87%	0.54%		0.98%	1.28%
Portfolio turnover rate	53	% (f)	111%	106%	109	% (g)	122%	130%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$16.10		$11.48	$20.21	$18.80
Income from investment operations:
Net investment income (b)	0.03		0.07	0.07	0.03
Net realized and unrealized gain (loss) (c)	3.19		4.63	(5.96)	1.67
Total income (loss) from investment operations	3.22		4.70	(5.89)	1.70
Less distributions from:
Net investment income	-		(0.08)	(0.07)	-
Net realized gains	-		-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	-		(0.08)	(2.84)	(0.29)
Net asset value, end of period	$19.32		$16.10	$11.48	$20.21
Total return (d)	20.00%		41.07%	(29.76)%	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$73,688		$67,851	$57,785	$97,770
Ratio of net expenses to average net assets	0.50	% (e)	0.50%	0.48%	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.50	% (e)	0.50%	0.49%	0.48	% (e)
Ratio of net investment income to average net assets	0.37	% (e)	0.48%	0.46%	0.36	% (e)
Portfolio turnover rate	94	% (g)	130%	120%	130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$16.10	$11.48	$20.19	$16.10	$12.66	$9.85

Income from investment operations:

Net investment income (loss) (a)	0.01		0.03	0.03	(0.00	) (b)	0.03	0.07
Net realized and unrealized gain (loss) (c)	3.18		4.64	(5.95)	4.38		4.26	3.18
Total income (loss) from investment operations	3.19		4.67	(5.92)	4.38		4.29	3.25
Less distributions from:
Net investment income	-		(0.05)	(0.02)	-		(0.06)	(0.06)
Net realized gains	-		-	(2.77)	(0.29)		(0.79)	(0.38)
Total distributions from net investment income and net realized gains	-		(0.05)	(2.79)	(0.29)		(0.85)	(0.44)
Net asset value, end of period	$19.29		$16.10	$11.48	$20.19		$16.10	$12.66
Total return (d)	19.81%		40.71%	(29.90)%	27.29%		34.68%	33.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$26,841		$23,137	$18,196	$27,579		$20,175	$18,077
Ratio of net expenses to average net assets	0.75	% (e)	0.75%	0.73%	0.77%		0.79%	0.79%
Ratio of gross expenses to average net assets (f)	0.75	% (e)	0.75%	0.74%	0.80%		0.87%	0.85%
Ratio of net investment income to average net assets	0.12	% (e)	0.22%	0.21%	(0.00	)% (b)	0.21%	0.58%
Portfolio turnover rate	94	% (g)	130%	120%	130	% (h)	133%	144%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.10		$8.98	$11.55	$10.78		$9.98	$8.50
Income from investment operations:
Net investment income (a,b)	0.13		0.17	0.27	0.22		0.14	0.25
Net realized and unrealized gain (loss) (c)	0.50		1.20	(2.11)	0.73		0.85	1.48
Total income (loss) from investment operations	0.63		1.37	(1.84)	0.95		0.99	1.73
Less distributions from:
Net investment income	-		(0.25)	(0.32)	(0.18)		(0.19)	(0.25)
Net realized gains	-		-	(0.41)	-		-	-
Total distributions from net investment income and net realized gains	-		(0.25)	(0.73)	(0.18)		(0.19)	(0.25)
Net asset value, end of period	$10.73		$10.10	$8.98	$11.55		$10.78	$9.98
Total return (d)	6.55%		15.63%	(15.24)%	8.77%		10.32%	20.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$91,651		$92,699	$91,317	$120,258		$106,216	$105,876
Ratio of net expenses to average net assets (e)	0.79	% (f)	0.77%	0.73%	0.72%		0.69%	0.69%
Ratio of gross expenses to average net assets (e)	0.83	% (f)	0.81%	0.81%	0.82%		0.84%	0.72%
Ratio of net investment income to average net assets (b,e)	2.55	% (f)	1.72%	2.69%	1.87%		1.55%	2.61%
Portfolio turnover rate	23	% (g)	50%	59%	117	% (h)	161%	86%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$10.09		$8.97	$11.53	$10.77		$9.97	$8.49
Income from investment operations:
Net investment income (a,b)	0.12		0.14	0.24	0.19		0.12	0.22
Net realized and unrealized gain (loss) (c)	0.50		1.20	(2.09)	0.72		0.85	1.48
Total income (loss) from investment operations	0.62		1.34	(1.85)	0.91		0.97	1.70
Less distributions from:
Net investment income	-		(0.22)	(0.30)	(0.15)		(0.17)	(0.22)
Net realized gains	-		-	(0.41)	-		-	-
Total distributions from net investment income and net realized gains	-		(0.22)	(0.71)	(0.15)		(0.17)	(0.22)
Net asset value, end of period	$10.71		$10.09	$8.97	$11.53		$10.77	$9.97
Total return (d)	6.46%		15.34%	(15.45)%	8.47%		10.05%	20.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$44,673		$44,624	$41,996	$54,227		$42,341	$42,714
Ratio of net expenses to average net assets (e)	1.04	% (f)	1.02%	0.98%	0.97%		0.94%	0.94%
Ratio of gross expenses to average net assets (e)	1.08	% (f)	1.06%	1.06%	1.07%		1.09%	0.97%
Ratio of net investment income to average net assets (b,e)	2.31	% (f)	1.48%	2.45%	1.63%		1.30%	2.36%
Portfolio turnover rate	23	% (g)	50%	59%	117	% (h)	161%	86%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.73		$9.45	$17.68	$16.49		$13.06	$9.91
Income from investment operations:
Net investment income (loss) (a)	0.01		0.03	0.03	(0.02)		0.01	0.05
Net realized and unrealized gain (loss) (b)	0.94		2.27	(4.69)	2.41		4.58	3.18
Total income (loss) from investment operations	0.95		2.30	(4.66)	2.39		4.59	3.23
Less distributions from:
Net investment income	-		(0.02)	(0.04)	(0.00	) (c)	(0.04)	(0.03)
Net realized gains	-		-	(3.53)	(1.20)		(1.12)	(0.05)
Total distributions from net investment income and net realized gains	-		(0.02)	(3.57)	(1.20)		(1.16)	(0.08)
Net asset value, end of period	$12.68		$11.73	$9.45	$17.68		$16.49	$13.06
Total return (d)	8.10%		24.42%	(26.44)%	14.29%		36.52%	32.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$148,662		$147,344	$136,926	$212,083		$162,580	$141,289
Ratio of net expenses to average net assets	0.67	% (e)	0.67%	0.65%	0.64%		0.63%	0.63%
Ratio of gross expenses to average net assets (f)	0.67	% (e)	0.66%	0.66%	0.65%		0.67%	0.66%
Ratio of net investment income (loss) to average net assets	0.12	% (e)	0.27%	0.23%	(0.11)%		0.09%	0.44%
Portfolio turnover rate	73	% (g)	122%	110%	179	% (h)	139%	148%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Less than $0.005 or 0.005% per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.68		$9.42		$17.62		$16.48		$13.06		$9.90
Income from investment operations:
Net investment income (loss) (a)	(0.01)		0.00	(b)	(0.00	) (b)	(0.06)		(0.02)		0.02
Net realized and unrealized gain (loss) (c)	0.94		2.26		(4.67)		2.40		4.56		3.19
Total income (loss) from investment operations	0.93		2.26		(4.67)		2.34		4.54		3.21
Less distributions from:
Net investment income	-		(0.00	) (b)	-		-		(0.00	) (b)	(0.00	) (b)
Net realized gains	-		-		(3.53)		(1.20)		(1.12)		(0.05)
Total distributions from net investment income and net realized gains	-		0.00	(b)	(3.53)		(1.20)		(1.12)		(0.05)
Net asset value, end of period	$12.61		$11.68		$9.42		$17.62		$16.48		$13.06
Total return (d)	7.96%		24.02%		(26.58)%		13.96%		36.13%		32.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$109,576		$108,170		$99,066		$148,539		$59,930		$50,446
Ratio of net expenses to average net assets	0.92	% (e)	0.92%		0.90%		0.89%		0.88%		0.88%
Ratio of gross expenses to average net assets (f)	0.92	% (e)	0.91%		0.91%		0.90%		0.92%		0.91%
Ratio of net investment income (loss) to average net assets	(0.13	)% (e)	0.02%		(0.02)%		(0.35)%		(0.12)%		0.19%
Portfolio turnover rate	73	% (g)	122%		110%		179	% (h)	139%		148%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.00		$9.90	$13.98	$11.19	$11.51	$9.39
Income from investment operations:
Net investment income (a)	0.09		0.18	0.20	0.16	0.19	0.23
Net realized and unrealized gain (loss) (b)	0.84		1.16	(1.42)	2.81	0.17	2.13
Total income (loss) from investment operations	0.93		1.34	(1.22)	2.97	0.36	2.36
Less distributions from:
Net investment income	-		(0.18)	(0.22)	(0.18)	(0.24)	(0.24)
Net realized gains	-		(0.06)	(2.64)	-	(0.44)	-
Total distributions from net investment income and net realized gains	-		(0.24)	(2.86)	(0.18)	(0.68)	(0.24)
Net asset value, end of period	$11.93		$11.00	$9.90	$13.98	$11.19	$11.51
Total return (c)	8.45%		13.95%	(8.37)%	26.58%	4.14%	25.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$221,791		$219,354	$217,898	$271,801	$244,853	$266,399
Ratio of net expenses to average net assets	0.58	% (d)	0.57%	0.56%	0.55%	0.54%	0.54%
Ratio of gross expenses to average net assets (e)	0.58	% (d)	0.58%	0.57%	0.55%	0.57%	0.56%
Ratio of net investment income to average net assets	1.61	% (d)	1.71%	1.65%	1.27%	1.87%	2.11%
Portfolio turnover rate	57	% (f)	116%	116%	120%	125%	132%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$11.03		$9.92	$14.00	$11.21	$11.52	$9.40
Income from investment operations:
Net investment income (a)	0.08		0.15	0.17	0.13	0.17	0.20
Net realized and unrealized gain (loss) (b)	0.82		1.18	(1.42)	2.81	0.18	2.13
Total income (loss) from investment operations	0.90		1.33	(1.25)	2.94	0.35	2.33
Less distributions from:
Net investment income	-		(0.16)	(0.19)	(0.15)	(0.22)	(0.21)
Net realized gains	-		(0.06)	(2.64)	-	(0.44)	-
Total distributions from net investment income and net realized gains	-		(0.22)	(2.83)	(0.15)	(0.66)	(0.21)
Net asset value, end of period	$11.93		$11.03	$9.92	$14.00	$11.21	$11.52
Total return (c)	8.25%		13.71%	(8.62)%	26.23%	3.94%	24.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$6,676		$6,596	$6,448	$7,978	$7,106	$7,370
Ratio of net expenses to average net assets	0.83	% (d)	0.82%	0.81%	0.80%	0.79%	0.79%
Ratio of gross expenses to average net assets (e)	0.83	% (d)	0.83%	0.82%	0.80%	0.82%	0.81%
Ratio of net investment income to average net assets	1.36	% (d)	1.46%	1.40%	1.02%	1.62%	1.86%
Portfolio turnover rate	57	% (f)	116%	116%	120%	125%	132%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$9.00		$8.57	$10.06	$10.17	$10.21	$9.43
Income from investment operations:
Net investment income (a)	0.33		0.61	0.50	0.46	0.49	0.52
Net realized and unrealized gain (loss) (b)	(0.03)		0.40	(1.48)	(0.06)	0.07	0.89
Total income (loss) from investment operations	0.30		1.01	(0.98)	0.40	0.56	1.41
Less distributions from:
Net investment income	-		(0.58)	(0.51)	(0.51)	(0.60)	(0.63)
Net asset value, end of period	$9.30		$9.00	$8.57	$10.06	$10.17	$10.21
Total return (c)	3.33%		12.37%	(9.64)%	4.00%	5.79%	15.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$47,525		$49,035	$49,354	$64,219	$66,191	$70,727
Ratio of net expenses to average net assets	0.63	% (d)	0.62%	0.61%	0.60%	0.59%	0.59%
Ratio of gross expenses to average net assets (e)	0.63	% (d)	0.63%	0.62%	0.61%	0.62%	0.62%
Ratio of net investment income to average net assets	7.24	% (d)	6.88%	5.41%	4.51%	4.93%	5.11%
Portfolio turnover rate	41	% (f)	89%	86%	62%	52%	45%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$9.02		$8.58	$10.06	$10.16	$10.19	$9.41
Income from investment operations:
Net investment income (a)	0.32		0.59	0.47	0.44	0.46	0.50
Net realized and unrealized gain (loss) (b)	(0.04)		0.40	(1.47)	(0.06)	0.08	0.87
Total income (loss) from investment operations	0.28		0.99	(1.00)	0.38	0.54	1.37
Less distributions from:
Net investment income	-		(0.55)	(0.48)	(0.48)	(0.57)	(0.59)
Net asset value, end of period	$9.30		$9.02	$8.58	$10.06	$10.16	$10.19
Total return (c)	3.10%		12.11%	(9.84)%	3.74%	5.57%	14.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$627		$530	$590	$793	$799	$900
Ratio of net expenses to average net assets	0.89	% (d)	0.87%	0.86%	0.85%	0.84%	0.84%
Ratio of gross expenses to average net assets (e)	0.89	% (d)	0.88%	0.87%	0.86%	0.87%	0.87%
Ratio of net investment income to average net assets	7.00	% (d)	6.63%	5.16%	4.26%	4.68%	4.86%
Portfolio turnover rate	41	% (f)	89%	86%	62%	52%	45%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$8.71		$8.47		$10.07		$11.07		$10.60		$9.92
Income from investment operations:
Net investment income (a,b)	0.17		0.32		0.23		0.20		0.24		0.27
Net realized and unrealized gain (loss) (c)	(0.21)		0.15		(1.63)		(0.42)		0.76		0.67
Total income (loss) from investment operations	(0.04)		0.47		(1.40)		(0.22)		1.00		0.94
Less distributions from:
Net investment income	-		(0.23)		(0.19)		(0.28)		(0.27)		(0.26)
Net realized gains	-		-		(0.01)		(0.50)		(0.26)		-
Total distributions from net investment income and net realized gains	-		(0.23)		(0.20)		(0.78)		(0.53)		(0.26)
Net asset value, end of period	$8.67		$8.71		$8.47		$10.07		$11.07		$10.60
Total return (d)	(0.46)%		5.73%		(13.84)%		(1.98)%		9.49%		9.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$58,013		$59,835		$61,051		$80,361		$91,542		$90,506
Ratio of net expenses to average net assets (e)	0.49	% (f)	0.47%		0.45%		0.43%		0.43%		0.43%
Ratio of gross expenses to average net assets (e,g)	0.49	% (f)	0.48%		0.47%		0.45%		0.47%		0.46%
Ratio of net investment income to average net assets (b,e)	3.96	% (f)	3.72%		2.55%		1.83%		2.18%		2.61%
Portfolio turnover rate	39	% (h,i)	70	% (i)	77	% (i)	85	% (i)	151	% (i)	150	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2024 and years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019. If these were included in the calculation, the portfolio turnover would be 138%, 369%, 549%, 474%, 701% and 689%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2024

1.  ORGANIZATION

As of June 30, 2024, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. The Global Atlantic BlackRock Allocation Portfolio operates as a "fund of funds." A "fund of funds" typically invests in multiple underlying funds and the level of its interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2024, each Portfolio offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct investments and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds, and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board(s) of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of the Adviser to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, as the Portfolios' Valuation Designee (the "Designee") with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,333,906	$-	$-	$56,333,906
Short-Term Investments	534,282	-	-	534,282
Total	$56,868,188	$-	$-	$56,868,188

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$625,243,019	$-	$-	$625,243,019
Short-Term Investments	8,991,641	-	-	8,991,641
Futures Contracts*	22,554	-	-	22,554
Total	$634,257,214	$-	$-	$634,257,214

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$98,617,820	$-	$-	$98,617,820
Short-Term Investments	2,075,480	-	-	2,075,480
Total	$100,693,300	$-	$-	$100,693,300
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$23,806	$-	$-	$23,806
Total	$23,806	$-	$-	$23,806

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$116,195,133	$6,357	$-	$116,201,490
Exchange Traded Funds	8,508,590	-	-	8,508,590
Preferred Stocks	1,014,168	-	-	1,014,168
Rights	707	-	-	707
Short-Term Investments	8,764,870	-	-	8,764,870
Futures Contracts*	73,007	-	-	73,007
Total	$134,556,475	$6,357	$-	$134,562,832

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$254,298,177	$26	$-	$254,298,203
Rights	-	1974	-	1,974
Short-Term Investments	3,673,739	-	-	3,673,739
Futures Contracts*	9,724	-	-	9,724
Total	$257,981,640	$2,000	$-	$257,983,640

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$225,318,304	$-	$-	$225,318,304
Short-Term Investments	2,968,353	-	-	2,968,353
Futures Contracts*	4,582	-	-	4,582
Total	$228,291,239	$-	$-	$228,291,239

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$47,374,280	$-	$47,374,280
Short-Term Investments	192,527	-	-	192,527
Futures Contracts*	22,744	-	-	22,744
Total	$215,271	$47,374,280	$-	$47,589,551
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$609	$-	$-	$609
Total	$609	$-	$-	$609

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$24,019,128	$-	$24,019,128
Agency Mortgage Backed Securities	-	16,579,385	-	16,579,385
Asset Backed and Commercial Backed Securities	-	13,688,334	-	13,688,334
U.S. Treasury Securities	-	1,100,230	-	1,100,230
Short-Term Investments	96,062	-	-	96,062
Sovereign Debts	-	621,344	-	621,344
Municipal Bonds	-	522,020	-	522,020
Futures Contracts*	98,966	-	-	98,966
Swap Contracts*	-	103,832	-	103,832
Swaptions Purchased*	-	1,084	-	1,084
Forward Foreign Exchange Contracts*	-	304	-	304
Total	$195,028	$56,635,661	$-	$56,830,689
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$967	$-	$-	$967
Swap Contracts*	-	99,938	-	99,938
Swaptions Written*	-	137	-	137
Forward Foreign Exchange Contracts*	-	132	-	132
Total	$967	$100,207	$-	$101,174

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex- date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2021 and 2022 tax returns, or is expected to be taken in each Portfolio's 2023 tax return. Each Portfolio identified

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$(2,569)	$2,740

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$1,225,621	$(186,249)
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	256,542	(50,730)
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	1,002,350	(146,626)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	471,793	(20,676)
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	495,218	(88,843)
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(32,330)	(6,692)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(223,844)	(315,794)
	Currency	19,429	12,836

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(53,792)	$(29,241)
	Credit	20,409	2,392

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or some other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the six-months ended June 30, 2024, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$-	$947

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2024.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$22,554	$-	$22,554	$-	$22,554	$-	$-	$-	$-	$-
Total	$22,554	$-	$22,554	$-	$22,554	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$23,806	$-	$23,806	$(23,806)	$-
Total	$-	$-	$-	$-	$-	$23,806	$-	$23,806	$(23,806)	$-

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$73,007	$-	$73,007	$-	$73,007	$-	$-	$-	$-	$-
Total	$73,007	$-	$73,007	$-	$73,007	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$9,724	$-	$9,724	$-	$9,724	$-	$-	$-	$-	$-
Total	$9,724	$-	$9,724	$-	$9,724	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$4,582	$-	$4,582	$-	$4,582	$-	$-	$-	$-	$-
Total	$4,582	$-	$4,582	$-	$4,582	$-	$-	$-	$-	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
J.P. Morgan Securities	$22,744	$(609)	$22,135	$-	$22,135	$609	$(609)	$-	$-	$-
Total	$22,744	$(609)	$22,135	$-	$22,135	$609	$(609)	$-	$-	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Bank of America	$1,083	$(137)	$946	$-	$946	$137	$(137)	$-	$-	$-
Morgan Stanley	203,102	(101,037)	102,065	-	102,065	101,037	(101,037)	-	-	-
Total	$204,185	$(101,174)	$103,011	$-	$103,011	$101,174	$(101,174)	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2024:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$22,554	$-	$-	$-	$22,554
Total	$22,554	$-	$-	$-	$22,554

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(23,806)	$-	$-	$-	$(23,806)
Total	$(23,806)	$-	$-	$-	$(23,806)

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$73,007	$-	$-	$-	$73,007
Total	$73,007	$-	$-	$-	$73,007

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$9,724	$-	$-	$-	$9,724
Total	$9,724	$-	$-	$-	$9,724

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$4,582	$-	$-	$-	$4,582
Total	$4,582	$-	$-	$-	$4,582

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$22,744	$-	$-	$22,744
Liabilities
Unrealized depreciation on Futures Contracts	-	(609)	-	-	(609)
Total	$-	$22,135	$-	$-	$22,135

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$98,966	$-	$-	$98,966
Unrealized appreciation on Swap Contracts	-	94,990	8,842	-	103,832
Unrealized appreciation on Swaptions	-	1,084	-	-	1,084
Unrealized appreciation on Forward Foreign Exchange Contracts	-	-	-	304	304
Liabilities
Unrealized depreciation on Futures Contracts	-	(967)	-	-	(967)
Unrealized depreciation on Swap Contracts	-	(99,938)	-	-	(99,938)
Unrealized depreciation on Swaptions	-	(137)	-	-	(137)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(132)	(132)
Total	$-	$93,998	$8,842	$172	$103,012

The notional value of the derivative instruments outstanding as of June 30, 2024, as disclosed in the Portfolios of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the six-months ended June 30, 2024, the relevant values for each derivative type for the Global Atlantic Goldman Sachs Core Fixed Income Portfolio were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Foreign USD Notional Value**	Swaptions USD Notional Value**
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	135	$16,320,561	11	$1,276,858	$547,742	$40,895,171	$421,554

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-months ended June 30, 2024, which is indicative volume for these derivative types.

**  Based on absolute values. USD – U.S. Dollar equivalent of foreign currency amounts. See schedule of investments for more details.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

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Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2024, the Portfolios did not hold any short sales of securities.

When-Issued, Delayed-Delivery and Forward Commitment Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Governemnt Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Governemnt Securities
Global Atlantic BlackRock Allocation Portfolio	$25,548,897	$-	$29,333,542	$-
Global Atlantic BlackRock Disciplined Core Portfolio	315,023,526	-	357,496,000	-
Global Atlantic BlackRock Disciplined Growth Portfolio	74,301,577	-	81,575,043	-
Global Atlantic BlackRock Disciplined International Core Portfolio	29,410,517	-	36,997,118	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	186,763,320	-	203,884,854	-
Global Atlantic BlackRock Disciplined Value Portfolio	128,546,065	-	142,130,517	-
Global Atlantic BlackRock High Yield Portfolio	19,715,603	-	20,395,586	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	21,832,037	12,884,344	22,535,285	17,476,202

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios, and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

The following chart details the annual advisory fee for each Portfolio for the six-months ended June 30, 2024.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2024, with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreement"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2025

For the six-months ended June 30, 2024, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursement	Total
Global Atlantic BlackRock Disciplined International Core Portfolio	$28,012	$-	$28,012

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2024	December 31, 2025	December 31, 2026	December 31, 2027
Global Atlantic BlackRock Disciplined International Core Portfolio	$151,178	$96,476	$55,889	$28,012

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses so that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six-months ended June 30, 2024.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-months ended June 30, 2024, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-months ended June 30, 2024, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$14,787
Global Atlantic BlackRock Disciplined Core Portfolio	43,221
Global Atlantic BlackRock Disciplined Growth Portfolio	30,536
Global Atlantic BlackRock Disciplined International Core Portfolio	55,403
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	136,593
Global Atlantic BlackRock Disciplined Value Portfolio	8,358
Global Atlantic BlackRock High Yield Portfolio	686
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

For the six-months ended June 30, 2024, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$3,320
Global Atlantic BlackRock Disciplined Core Portfolio	33,760
Global Atlantic BlackRock Disciplined Growth Portfolio	5,214
Global Atlantic BlackRock Disciplined International Core Portfolio	7,954
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14,727
Global Atlantic BlackRock Disciplined Value Portfolio	13,188
Global Atlantic BlackRock High Yield Portfolio	2,874
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	3,482

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Financial Officer / Principal Accounting Officer/Treasurer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2024, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts, or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2023, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$50,508,478	$8,026,946	$(1,606,730)	$6,420,216
Global Atlantic BlackRock Disciplined Core Portfolio	420,595,440	173,647,253	(10,712,513)	162,934,740
Global Atlantic BlackRock Disciplined Growth Portfolio	57,195,039	34,559,779	(1,194,964)	33,364,815
Global Atlantic BlackRock Disciplined International Core Portfolio	123,258,974	25,143,689	(12,562,317)	12,581,372
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	216,449,047	45,791,253	(6,999,592)	38,791,661
Global Atlantic BlackRock Disciplined Value Portfolio	199,487,460	31,841,534	(5,602,324)	26,239,210
Global Atlantic BlackRock High Yield Portfolio	47,691,460	1,693,525	(626,922)	1,066,603
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	65,087,399	647,389	(2,877,191)	(2,229,802)

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2023 and 2022 were as follows:

For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,213,810	$1,248,208	$-	$2,462,018
Global Atlantic BlackRock Disciplined Core Portfolio	6,044,719	-	-	6,044,719
Global Atlantic BlackRock Disciplined Growth Portfolio	412,997	-	-	412,997
Global Atlantic BlackRock Disciplined International Core Portfolio	3,249,596	-	-	3,249,596
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	308,903	-	-	308,903
Global Atlantic BlackRock Disciplined Value Portfolio	3,747,514	1,218,420	-	4,965,934
Global Atlantic BlackRock High Yield Portfolio	3,002,140	-	-	3,002,140
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,538,205	-	-	1,538,205

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

For fiscal year ended 12/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$2,653,124	$5,621,034	$-	$8,274,158
Global Atlantic BlackRock Disciplined Core Portfolio	59,068,044	57,036,811	-	116,104,855
Global Atlantic BlackRock Disciplined Growth Portfolio	4,408,349	10,935,640	-	15,343,989
Global Atlantic BlackRock Disciplined International Core Portfolio	8,905,156	1,204,651	-	10,109,807
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	26,473,780	39,430,750	-	65,904,530
Global Atlantic BlackRock Disciplined Value Portfolio	32,186,803	19,072,156	-	51,258,959
Global Atlantic BlackRock High Yield Portfolio	2,964,053	-	-	2,964,053
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,342,238	84,853	-	1,427,091

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Net Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$1,231,894	$1,460,566	$-	$-	$6,420,216	$9,112,676
Global Atlantic BlackRock Disciplined Core Portfolio	13,649,617	17,993,964	-	-	162,934,740	194,578,321
Global Atlantic BlackRock Disciplined Growth Portfolio	66,067	1,184,007	-	-	33,364,815	34,614,889
Global Atlantic BlackRock Disciplined International Core Portfolio	916,499	-	-	(9,099,708)	12,581,372	4,398,163
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	82,615	-	-	(29,347,726)	38,791,661	9,526,550
Global Atlantic BlackRock Disciplined Value Portfolio	8,310,109	5,365,857	-	-	26,239,210	39,915,176
Global Atlantic BlackRock High Yield Portfolio	3,364,707	-	-	(9,889,432)	1,066,603	(5,458,122)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,385,968	-	-	(7,399,537)	(2,242,079)	(7,255,648)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(103), $8,901 and $96,626 Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio respectively.

At December 31, 2023, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	5,256,889	3,842,819	9,099,708
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	29,347,726	-	29,347,726
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,737,640	5,151,792	9,889,432
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,345,347	3,054,190	7,399,537

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

During the year ended December 31, 2023, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined Core Portfolio	$1,486,283
Global Atlantic BlackRock Disciplined Growth Portfolio	5,477,416
Global Atlantic BlackRock Disciplined International Core Portfolio	2,710,496
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	14,205,310

There were no permanent book and tax differences that resulted in reclassifications for the Portfolios for the fiscal year ended December 31, 2023.

8.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized over-the-counter ("OTC") derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2024

interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

10.  OTHER RECENT DEVELOPMENTS

As a result of benchmark reforms, publication of most LIBOR settings has ceased. The unavailability or replacement of LIBOR presents risks to applicable Portfolios, including the risk that any pricing adjustments to a Portfolio's investments resulting from a substitute reference rate (e.g., the Secured Overnight Financing Rate ("SOFR"), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar) may adversely affect the Portfolio's performance and/or NAV. The impact of a substitute reference rate, if any, will vary on an investment-by-investment basis. The Adviser or Sub-Adviser may have discretion to determine a substitute reference rate, including any price or other adjustments to account for differences between the substitute reference rate and the previous rate. The substitute reference rate and any adjustments selected could negatively impact a Portfolio's investment performance or financial condition, including in ways unforeseen by the Adviser or Sub-Adviser.

11.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2024 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric D. Todd
Eric D. Todd President
(Principal Executive Officer)

Date:	August 29, 2024

By (Signature and Title)*	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	August 29, 2024

* Print the name and title of each signing officer under his or her signature.